UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	11.4
Petroleos Mexicanos	1.8
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.4
DHT Holdings, Inc.	1.3
Wheaton Precious Metals Corp.	1.3
17.2

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Energy	16.3
Financials	13.1
Consumer Discretionary	10.7
Real Estate	10.0
Communication Services	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	11.4%
AAA,AA,A	0.4%
BBB	0.6%
BB	6.4%
B	9.9%
CCC,CC,C	3.3%
Not Rated	4.1%
Equities	64.1%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Preferred Securities	0.8%
Corporate Bonds	19.7%
U.S. Government and U.S. Government Agency Obligations	11.4%
Bank Loan Obligations	4.2%
Stocks	64.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 28.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 19.7%
	Principal Amount	Value
Convertible Bonds - 4.4%
COMMUNICATION SERVICES - 1.4%
Entertainment - 0.4%
World Wrestling Entertainment, Inc. 3.375% 12/15/23	$2,183,000	$5,193,357
Interactive Media & Services - 0.8%
Twitter, Inc. 0.25% 6/15/24	6,763,000	9,278,160
Media - 0.2%
DISH Network Corp. 0% 12/15/25 (a)	1,747,000	2,034,382
TOTAL COMMUNICATION SERVICES		16,505,899
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc. 0.75% 5/1/25	2,980,000	4,213,720
Penn National Gaming, Inc. 2.75% 5/15/26	739,000	2,465,969
		6,679,689
Specialty Retail - 0.1%
Shift Technologies, Inc. 4.75% 5/15/26 (a)	1,500,000	1,828,200
TOTAL CONSUMER DISCRETIONARY		8,507,889
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Antero Resources Corp. 4.25% 9/1/26 (a)	823,000	2,950,455
Cheniere Energy, Inc. 4.25% 3/15/45	3,299,000	2,778,444
		5,728,899
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Novavax, Inc. 3.75% 2/1/23	4,602,000	8,203,065
INDUSTRIALS - 0.8%
Construction & Engineering - 0.2%
Granite Construction, Inc. 2.75% 11/1/24	1,183,000	1,708,230
Machinery - 0.2%
The Greenbrier Companies, Inc. 2.875% 4/15/28 (a)	2,330,000	2,431,355
Professional Services - 0.4%
FTI Consulting, Inc. 2% 8/15/23	1,439,000	2,053,453
KBR, Inc. 2.5% 11/1/23	1,608,000	2,521,344
		4,574,797
TOTAL INDUSTRIALS		8,714,382
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 3.125% 5/1/32 (b)	418,000	3,558,569

TOTAL CONVERTIBLE BONDS		51,218,703

Nonconvertible Bonds - 15.3%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 7/15/29 (a)	2,500,000	2,512,250
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	150,000	160,313
Sable International Finance Ltd. 5.75% 9/7/27 (a)	1,925,000	2,020,673
Sprint Capital Corp. 8.75% 3/15/32	595,000	904,400
Windstream Escrow LLC 7.75% 8/15/28 (a)	245,000	252,350
		5,849,986
Entertainment - 0.0%
Allen Media LLC 10.5% 2/15/28 (a)	500,000	531,250
Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	235,000	244,685
CSC Holdings LLC 5% 11/15/31 (a)	600,000	602,880
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	1,540,000	997,150
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (a)	350,000	367,728
Time Warner Cable LLC 6.55% 5/1/37	5,000	6,811
		2,219,254
Wireless Telecommunication Services - 0.2%
Telesat Canada/Telesat LLC 5.625% 12/6/26 (a)	2,050,000	2,057,688
TOTAL COMMUNICATION SERVICES		10,658,178
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.6%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (a)	3,605,000	4,019,575
Ford Motor Co.:
5.291% 12/8/46	1,750,000	1,954,540
7.4% 11/1/46	575,000	755,061
8.5% 4/21/23	585,000	652,831
		7,382,007
Distributors - 0.1%
BCPE Empire Holdings, Inc. 7.625% 5/1/27 (a)	900,000	921,690
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (a)	750,000	761,663
BidFair Holdings, Inc. 5.875% 6/1/29 (a)	2,000,000	2,030,000
Sotheby's 7.375% 10/15/27 (a)	495,000	533,981
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	1,910,000	1,994,231
		5,319,875
Hotels, Restaurants & Leisure - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (a)	955,000	1,013,494
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	1,910,000	2,024,600
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (a)	1,090,000	1,170,660
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (a)	895,000	907,512
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (a)	340,000	364,650
		5,480,916
Specialty Retail - 1.6%
Carvana Co.:
5.5% 4/15/27 (a)	1,950,000	2,013,824
5.875% 10/1/28 (a)	1,595,000	1,678,259
Ken Garff Automotive LLC 4.875% 9/15/28 (a)	4,620,000	4,712,400
L Brands, Inc. 6.75% 7/1/36	5,270,000	6,600,675
Magic MergerCo, Inc.:
5.25% 5/1/28 (a)	750,000	769,448
7.875% 5/1/29 (a)	3,250,000	3,351,563
		19,126,169
TOTAL CONSUMER DISCRETIONARY		38,230,657
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (a)	4,750,000	4,696,563
4.875% 2/15/30 (a)	10,670,000	11,379,662
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (a)	400,000	419,880
		16,496,105
Food Products - 0.1%
Del Monte Foods, Inc. 11.875% 5/15/25 (a)	975,000	1,111,500
Tobacco - 0.2%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	2,930,000	3,025,225
TOTAL CONSUMER STAPLES		20,632,830
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (a)	5,150,000	5,027,688
Antero Resources Corp. 5.375% 3/1/30 (a)	2,495,000	2,546,472
CNX Resources Corp. 6% 1/15/29 (a)	220,000	237,868
Colgate Energy Partners III LLC 5.875% 7/1/29 (a)	645,000	669,188
Comstock Resources, Inc.:
5.875% 1/15/30 (a)	1,990,000	2,029,800
6.75% 3/1/29 (a)	635,000	676,421
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (a)	975,000	1,021,313
Delek Logistics Partners LP 7.125% 6/1/28 (a)	1,420,000	1,498,100
New Fortress Energy, Inc.:
6.5% 9/30/26 (a)	1,000,000	1,021,800
6.75% 9/15/25 (a)	450,000	460,688
Northern Oil & Gas, Inc. 8.125% 3/1/28 (a)	4,735,000	5,101,963
Occidental Petroleum Corp. 7.2% 4/1/28	550,000	640,750
Parkland Corp. 4.5% 10/1/29 (a)	2,200,000	2,235,618
Petroleos Mexicanos 7.69% 1/23/50	22,000,000	21,092,500
Range Resources Corp. 8.25% 1/15/29 (a)	2,550,000	2,875,125
Renewable Energy Group, Inc. 5.875% 6/1/28 (a)	985,000	1,031,118
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,900,000	1,895,953
7.5% 7/15/38 (a)	1,245,000	1,375,725
SFL Corp. Ltd. 7.25% 5/12/26 (a)	2,400,000	2,412,000
Teekay Corp. 9.25% 11/15/22 (a)	2,945,000	3,044,394
The Williams Companies, Inc. 5.75% 6/24/44	20,000	26,233
Viper Energy Partners LP 5.375% 11/1/27 (a)	370,000	385,433
		57,306,150
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc.:
8% 11/1/31	350,000	502,967
8% 11/1/31	275,000	386,820
Ford Motor Credit Co. LLC 5.125% 6/16/25	345,000	379,931
		1,269,718
Diversified Financial Services - 0.1%
Compass Group Diversified Holdings LLC 5.25% 4/15/29 (a)	1,030,000	1,071,200
TOTAL FINANCIALS		2,340,918
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 6.125% 4/1/30 (a)	1,495,000	1,517,425
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
Bombardier, Inc.:
7.125% 6/15/26 (a)	1,000,000	1,042,500
7.45% 5/1/34 (a)	1,000,000	1,070,000
7.5% 12/1/24 (a)	1,590,000	1,661,550
7.875% 4/15/27 (a)	1,415,000	1,468,063
Howmet Aerospace, Inc. 5.95% 2/1/37	750,000	907,613
		6,149,726
Commercial Services & Supplies - 0.4%
APX Group, Inc.:
6.75% 2/15/27 (a)	365,000	389,163
7.625% 9/1/23	475,000	488,063
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (a)	604,000	604,473
4.625% 6/1/28 (a)	396,000	397,430
Pitney Bowes, Inc.:
6.875% 3/15/27 (a)	725,000	765,781
7.25% 3/15/29 (a)	500,000	531,250
PowerTeam Services LLC 9.033% 12/4/25 (a)	1,760,000	1,936,000
		5,112,160
Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (a)	1,090,000	1,122,809
Pike Corp. 5.5% 9/1/28 (a)	1,895,000	1,970,800
		3,093,609
Marine - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,300,000	3,698,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	1,725,000	1,483,384
11.25% 8/15/22 (a)	1,350,000	1,350,000
Seaspan Corp.:
6.5% 2/5/24 (a)	400,000	416,000
6.5% 4/29/26 (a)	2,200,000	2,318,250
		9,265,634
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	250,000	261,868
TOTAL INDUSTRIALS		23,882,997
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (a)	1,500,000	1,495,290
Unisys Corp. 6.875% 11/1/27 (a)	250,000	273,210
		1,768,500
Software - 0.1%
Clarivate Science Holdings Corp. 4.875% 6/30/29 (a)	740,000	759,425
TOTAL INFORMATION TECHNOLOGY		2,527,925
MATERIALS - 1.3%
Chemicals - 0.2%
CVR Partners LP 6.125% 6/15/28 (a)	1,000,000	1,025,000
The Chemours Co. LLC:
5.375% 5/15/27	430,000	466,365
5.75% 11/15/28 (a)	875,000	936,049
		2,427,414
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(c)	350,000	367,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (a)	325,000	331,500
		699,000
Metals & Mining - 1.0%
Allegheny Technologies, Inc. 5.875% 12/1/27	150,000	157,125
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (a)	5,010,000	4,959,900
First Quantum Minerals Ltd.:
6.875% 3/1/26 (a)	325,000	340,594
6.875% 10/15/27 (a)	325,000	352,528
7.25% 4/1/23 (a)	435,000	442,613
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	5,167,000	5,457,644
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (a)	136,000	150,960
TMS International Corp. 6.25% 4/15/29 (a)	500,000	525,000
		12,386,364
TOTAL MATERIALS		15,512,778
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
The GEO Group, Inc. 6% 4/15/26	1,500,000	1,215,000
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (a)	1,710,000	1,714,275
		2,929,275
UTILITIES - 0.5%
Electric Utilities - 0.4%
PG&E Corp. 5.25% 7/1/30	4,765,000	4,810,268
Water Utilities - 0.1%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (a)	795,000	842,700
TOTAL UTILITIES		5,652,968

TOTAL NONCONVERTIBLE BONDS		181,192,101

TOTAL CORPORATE BONDS
(Cost $222,132,935)		232,410,804

U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
1.375% 8/15/50	$62,800,000	$52,940,890
2.375% 5/15/51	76,829,000	82,026,944
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $128,873,458)		134,967,834

Commercial Mortgage Securities - 0.0%
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (Cost $176,693)(c)	$200,000	$177,161
	Shares	Value

Common Stocks - 58.7%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	50	1,439
BCE, Inc. (d)	109,700	5,410,404
Verizon Communications, Inc.	102,009	5,715,564
		11,127,407
Entertainment - 0.5%
Score Media & Gaming, Inc. (d)(e)	276,070	5,536,544
The Walt Disney Co. (e)	63	11,074
		5,547,618
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (e)	3,353	8,187,322
Facebook, Inc. Class A (e)	22,900	7,962,559
Genius Sports Ltd. (e)	305,900	5,741,743
		21,891,624
Media - 1.6%
Comcast Corp. Class A	37,081	2,114,359
Interpublic Group of Companies, Inc.	133	4,321
Meredith Corp. (e)	165,942	7,208,520
Shaw Communications, Inc. Class B	162,151	4,697,356
ViacomCBS, Inc. Class B	108,200	4,890,640
WPP PLC	214	2,893
		18,918,089
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
Class B (d)	113,800	6,047,332
Class B (non-vtg.)	11	585
T-Mobile U.S., Inc.	46	6,662
		6,054,579

TOTAL COMMUNICATION SERVICES		63,539,317

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.4%
A&W Revenue Royalties Income Fund	189,000	5,810,576
Boston Pizza Royalties Income Fund	207,200	2,356,825
Caesars Entertainment, Inc. (e)	19,800	2,054,250
McDonald's Corp.	29	6,699
Pizza Pizza Royalty Corp.	612,100	5,347,727
The Keg Royalties Income Fund	40,700	482,976
		16,059,053
Household Durables - 1.0%
LG Electronics, Inc.	53,770	7,779,996
Sony Group Corp. sponsored ADR	43,400	4,219,348
Tempur Sealy International, Inc.	77	3,018
		12,002,362
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	22	1,545
Multiline Retail - 0.0%
Kohl's Corp.	56	3,086
Nordstrom, Inc. (e)	34	1,243
Target Corp.	20	4,835
		9,164
Specialty Retail - 0.5%
Best Buy Co., Inc.	16	1,840
Burlington Stores, Inc. (e)	9	2,898
Dick's Sporting Goods, Inc.	16	1,603
L Brands, Inc.	71,700	5,166,702
Lowe's Companies, Inc.	5,458	1,058,688
The Home Depot, Inc.	5	1,594
TJX Companies, Inc.	22	1,483
		6,234,808
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp. (e)	16	1,721
Tapestry, Inc. (e)	70	3,044
		4,765

TOTAL CONSUMER DISCRETIONARY		34,311,697

CONSUMER STAPLES - 1.8%
Beverages - 1.1%
Diageo PLC	72,961	3,496,913
Keurig Dr. Pepper, Inc.	121	4,264
PepsiCo, Inc.	9,125	1,352,051
The Coca-Cola Co.	156,511	8,468,810
		13,322,038
Food & Staples Retailing - 0.0%
BJ's Wholesale Club Holdings, Inc. (e)	64	3,045
Costco Wholesale Corp.	6	2,374
Walmart, Inc.	50	7,051
		12,470
Food Products - 0.0%
Bunge Ltd.	20	1,563
Lamb Weston Holdings, Inc.	34	2,742
Mondelez International, Inc.	85	5,307
Nestle SA (Reg. S)	14	1,745
		11,357
Household Products - 0.2%
Procter & Gamble Co.	14,576	1,966,740
Tobacco - 0.5%
Altria Group, Inc.	114,800	5,473,664

TOTAL CONSUMER STAPLES		20,786,269

ENERGY - 10.5%
Oil, Gas & Consumable Fuels - 10.5%
Canadian Natural Resources Ltd.	199,430	7,239,714
Cheniere Energy Partners LP	144,500	6,399,905
Cheniere Energy, Inc. (e)	27,900	2,420,046
Chesapeake Energy Corp. (f)	100	5,192
Chevron Corp.	22,300	2,335,702
ConocoPhillips Co.	49	2,984
DHT Holdings, Inc.	2,363,426	15,338,635
Enbridge, Inc.	135,000	5,405,010
Energy Transfer LP	567,729	6,034,959
Enterprise Products Partners LP	273,921	6,609,714
Enviva Partners LP	157,600	8,259,816
EOG Resources, Inc.	72,600	6,057,744
Exxon Mobil Corp.	133,778	8,438,716
Freehold Royalties Ltd. (d)	562,600	4,434,174
Hess Corp.	23	2,008
Hess Midstream LP	54,300	1,371,075
Imperial Oil Ltd.	90	2,743
Magellan Midstream Partners LP	121,400	5,937,674
Marathon Petroleum Corp.	22,300	1,347,366
MPLX LP	215,600	6,383,916
Parkland Corp.	69,300	2,239,560
Phillips 66 Co.	38	3,261
PrairieSky Royalty Ltd.	432,300	5,234,610
Rattler Midstream LP (d)	96,000	1,048,320
SFL Corp. Ltd.	607,524	4,647,559
Suncor Energy, Inc.	177	4,239
Sunoco Logistics Partners, LP	133,998	5,051,725
Targa Resources Corp.	128,569	5,714,892
Teekay LNG Partners LP	317,596	4,792,524
Thungela Resources Ltd. (e)	4	11
Valero Energy Corp.	15,939	1,244,517
		124,008,311
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	70,779	2,918,218
Barclays PLC	1,027,700	2,438,812
Canadian Imperial Bank of Commerce	24,550	2,794,652
Citigroup, Inc.	40,416	2,859,432
Comerica, Inc.	39,700	2,832,198
Huntington Bancshares, Inc.	244	3,482
JPMorgan Chase & Co.	18,904	2,940,328
KBC Groep NV	65,200	4,971,091
Lloyds Banking Group PLC	7,415,400	4,796,702
M&T Bank Corp.	19,447	2,825,844
Mitsubishi UFJ Financial Group, Inc.	401,500	2,162,583
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	287,500	1,558,250
PNC Financial Services Group, Inc.	45	8,584
Societe Generale Series A	175,100	5,179,706
Sumitomo Mitsui Financial Group, Inc.	57,700	1,989,033
Sumitomo Mitsui Financial Group, Inc. ADR	433,600	2,987,504
Wells Fargo & Co.	170,731	7,732,407
		50,998,826
Capital Markets - 3.0%
AGF Management Ltd. Class B (non-vtg.)	454,600	2,911,846
AllianceBernstein Holding LP	86,100	4,008,816
BlackRock, Inc. Class A	2,106	1,842,687
CI Financial Corp.	250,100	4,590,009
Holicity, Inc. Class A (d)(e)	225,907	2,789,951
IGM Financial, Inc. (d)	97,400	3,438,387
KKR & Co. LP	68	4,028
Lazard Ltd. Class A	37,600	1,701,400
Morgan Stanley	24,300	2,228,067
Raymond James Financial, Inc.	14,200	1,844,580
Sixth Street Specialty Lending, Inc.	232,800	5,165,832
TMX Group Ltd.	49,000	5,175,912
		35,701,515
Consumer Finance - 0.0%
Capital One Financial Corp.	58	8,972
Diversified Financial Services - 1.6%
Ajax I Class A (d)(e)	205,300	2,044,788
Beachbody Co., Inc./The (d)(e)	208,400	2,167,360
dMY Technology Group, Inc. III Class A (e)	170,900	1,826,921
Equitable Holdings, Inc.	75,300	2,292,885
Payoneer Global, Inc. (d)(e)	199,600	2,069,852
Sports Entertainment Acquisition Corp. Class A (e)	685,324	6,908,066
Starboard Value Acquisition Corp. Class A (e)	129,951	1,299,510
		18,609,382
Insurance - 2.4%
AEGON NV	700,500	2,913,461
AEGON NV rights (e)(g)	805,500	57,307
American Financial Group, Inc.	20,625	2,572,350
American International Group, Inc.	41	1,952
AXA SA	141,000	3,580,320
Chubb Ltd.	30	4,768
Hartford Financial Services Group, Inc.	64,743	4,012,124
Legal & General Group PLC	888,000	3,164,282
Old Republic International Corp.	54,001	1,345,165
Power Corp. of Canada (sub. vtg.) (d)	200,600	6,340,358
The Travelers Companies, Inc.	26	3,892
Zurich Insurance Group Ltd.	9,440	3,791,722
		27,787,701

TOTAL FINANCIALS		133,106,396

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.	19,064	2,147,369
Amgen, Inc.	16,248	3,960,450
		6,107,819
Health Care Equipment & Supplies - 0.0%
Danaher Corp.	43	11,539
Health Care Providers & Services - 0.4%
Cigna Corp.	22	5,216
UnitedHealth Group, Inc.	11,331	4,537,386
		4,542,602
Pharmaceuticals - 1.5%
AstraZeneca PLC (United Kingdom)	50	6,007
Bristol-Myers Squibb Co.	85,552	5,716,585
Eli Lilly & Co.	25,339	5,815,807
Johnson & Johnson	76	12,520
Merck & Co., Inc.	72,309	5,623,471
Roche Holding AG (participation certificate)	19	7,160
Sanofi SA	77	8,090
		17,189,640

TOTAL HEALTH CARE		27,851,600

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	7	1,475
Northrop Grumman Corp.	15,213	5,528,861
The Boeing Co. (e)	26	6,229
		5,536,565
Air Freight & Logistics - 0.6%
Deutsche Post AG	86,642	5,900,729
FedEx Corp.	4,300	1,282,819
United Parcel Service, Inc. Class B	28	5,823
		7,189,371
Building Products - 0.0%
Johnson Controls International PLC	63	4,324
Construction & Engineering - 0.2%
Quanta Services, Inc.	26,200	2,372,934
Electrical Equipment - 0.4%
AMETEK, Inc.	35	4,673
Babcock & Wilcox Enterprises, Inc. (e)	578,597	4,559,344
		4,564,017
Industrial Conglomerates - 0.7%
General Electric Co.	537	7,228
Hitachi Ltd.	103,500	5,926,131
Honeywell International, Inc.	10,525	2,308,659
Roper Technologies, Inc.	11	5,172
Siemens AG	18	2,858
		8,250,048
Machinery - 0.1%
Crane Co.	17	1,570
Fortive Corp.	26,039	1,815,960
ITT, Inc.	35	3,206
Nordson Corp.	11	2,415
Otis Worldwide Corp.	48	3,925
		1,827,076
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1	2,879
Road & Rail - 0.4%
Norfolk Southern Corp.	8,665	2,299,778
Union Pacific Corp.	11,400	2,507,202
		4,806,980
Trading Companies & Distributors - 0.0%
Watsco, Inc.	6	1,720
Transportation Infrastructure - 0.9%
Aena SME SA (a)(e)	22,308	3,658,272
Aeroports de Paris SA	25,800	3,360,570
Auckland International Airport Ltd. (e)	623,800	3,169,983
		10,188,825

TOTAL INDUSTRIALS		44,744,739

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Cisco Systems, Inc.	125,788	6,666,764
IT Services - 0.2%
Accenture PLC Class A	13	3,832
Amdocs Ltd.	79	6,111
Genpact Ltd.	67	3,044
IBM Corp.	20,025	2,935,465
Visa, Inc. Class A	6	1,403
		2,949,855
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc. (e)	17,000	1,444,660
NVIDIA Corp.	2,645	2,116,265
NXP Semiconductors NV	8,710	1,791,821
Qualcomm, Inc.	19	2,716
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	50	6,008
		5,361,470
Software - 1.0%
Adobe, Inc. (e)	4,200	2,459,688
ironSource Ltd. Class A (e)	212,300	2,229,150
Microsoft Corp.	28,614	7,751,533
NortonLifeLock, Inc.	65	1,769
Open Text Corp.	58	2,945
		12,445,085
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	57,561	7,883,555
Samsung Electronics Co. Ltd.	60,281	4,305,024
		12,188,579

TOTAL INFORMATION TECHNOLOGY		39,611,753

MATERIALS - 4.5%
Chemicals - 0.5%
Linde PLC	20	5,782
Nutrien Ltd.	10	606
Olin Corp.	58,600	2,710,836
The Chemours Co. LLC	49,757	1,731,544
Tronox Holdings PLC	51,400	1,151,360
Westlake Chemical Partners LP	45,800	1,232,936
		6,833,064
Containers & Packaging - 0.5%
Avery Dennison Corp.	5,200	1,093,248
Crown Holdings, Inc.	41	4,191
O-I Glass, Inc. (e)	281,229	4,592,470
Packaging Corp. of America	24	3,250
		5,693,159
Metals & Mining - 3.5%
Agnico Eagle Mines Ltd. (United States) (d)	121,300	7,332,585
Anglo American PLC (United Kingdom)	42	1,669
Endeavour Mining PLC	263,300	5,654,280
Franco-Nevada Corp.	3,100	449,870
Lundin Mining Corp.	65	586
Newmont Corp.	206,300	13,075,294
Wheaton Precious Metals Corp.	333,700	14,709,074
		41,223,358

TOTAL MATERIALS		53,749,581

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Alexandria Real Estate Equities, Inc.	31,900	5,803,886
American Tower Corp.	10,914	2,948,308
Boardwalk (REIT) (d)	69,400	2,288,700
Canadian Apartment Properties (REIT) unit (d)	48,800	2,288,041
Cousins Properties, Inc.	163,400	6,009,852
Crown Castle International Corp.	14,700	2,867,970
CubeSmart	41,600	1,926,912
CyrusOne, Inc.	69,100	4,942,032
First Capital (REIT) unit	149,300	2,119,781
Four Corners Property Trust, Inc.	75,500	2,084,555
Gaming & Leisure Properties	147,300	6,824,409
InterRent REIT (d)	160,400	2,181,626
Lamar Advertising Co. Class A	20,057	2,094,352
MGM Growth Properties LLC	171,900	6,294,978
National Retail Properties, Inc.	128,300	6,014,704
Northwest Healthcare Properties REIT	200,800	2,062,104
Postal Realty Trust, Inc.	305,100	5,565,024
Prologis (REIT), Inc.	38,900	4,649,717
Public Storage	11	3,308
Realty Income Corp.	82,300	5,492,702
RioCan (REIT) (d)	316,600	5,639,342
Simon Property Group, Inc.	43,400	5,662,832
Smart (REIT) (d)	256,300	6,072,548
Spirit Realty Capital, Inc.	150,300	7,190,352
Store Capital Corp.	159,000	5,487,090
VICI Properties, Inc. (d)	215,700	6,691,014
		111,206,139
UTILITIES - 3.4%
Electric Utilities - 2.3%
Allete, Inc.	35,235	2,465,745
Duke Energy Corp.	60,300	5,952,816
Enel SpA	194,100	1,803,747
Energias de Portugal SA	105,099	557,056
Evergy, Inc.	37,600	2,272,168
Exelon Corp.	132,574	5,874,354
Iberdrola SA	196,000	2,390,153
NextEra Energy, Inc.	103	7,548
NRG Energy, Inc.	82	3,305
PG&E Corp. (e)	101	1,027
Southern Co.	96,100	5,815,011
		27,142,930
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. Class A	30,100	2,268,670
Independent Power and Renewable Electricity Producers - 0.9%
Clearway Energy, Inc. Class C	177,200	4,692,256
NextEra Energy Partners LP	83,600	6,383,696
Vistra Corp.	141	2,616
		11,078,568
Multi-Utilities - 0.0%
Ameren Corp.	32	2,561
CenterPoint Energy, Inc.	100	2,452
Dominion Energy, Inc.	62	4,561
WEC Energy Group, Inc.	32	2,846
		12,420

TOTAL UTILITIES		40,502,588

TOTAL COMMON STOCKS
(Cost $627,965,047)		693,418,390

Preferred Stocks - 5.4%
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. 5.25% (a)	5,425	6,835,934
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. Series A, 5.50%	51,200	5,908,480
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Fluor Corp. 6.50% (a)	2,300	2,440,070
MATERIALS - 0.3%
Metals & Mining - 0.3%
ArcelorMittal SA 5.50%	54,150	3,925,334
UTILITIES - 1.0%
Gas Utilities - 0.3%
UGI Corp. 7.125% (e)	35,500	3,773,650
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp. 6.875%	38,500	4,090,625
Multi-Utilities - 0.4%
Algonquin Power & Utilities Corp. 7.75% (e)	84,900	4,215,956
TOTAL UTILITIES		12,080,231

TOTAL CONVERTIBLE PREFERRED STOCKS		31,190,049

Nonconvertible Preferred Stocks - 2.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
BCE, Inc. Series R	51,500	758,208
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	23,475	2,520,060
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP Series B, 7.875% (c)	200	4,990
Energy Transfer LP Series C, 7.375% (c)	26,400	666,600
Global Partners LP Series B, 9.50%	61,000	1,668,350
		2,339,940
FINANCIALS - 1.0%
Banks - 0.2%
CIT Group, Inc. Series B 5.625%	42,400	1,156,248
Cullen/Frost Bankers, Inc. Series B 4.45%	7,000	180,040
First Citizens Bancshares, Inc.	4,300	117,949
First Republic Bank Series L, 4.375%	8,000	213,600
JPMorgan Chase & Co. 4.625%	26,000	692,380
Truist Financial Corp. Series O, 5.25%	6,000	171,120
Wells Fargo & Co.:
Series CC, 4.375%	8,000	203,120
Series Z, 4.75%	9,300	243,195
		2,977,652
Capital Markets - 0.5%
B. Riley Financial, Inc.:
5.50%	66,000	1,655,940
6.00%	3,700	96,015
6.375%	68,100	1,744,722
6.50%	17,800	463,585
6.75%	5,307	137,372
6.875%	6,753	174,903
Canaccord Genuity Group, Inc.:
CANADIAN GOVT BOND 5YR NT INDX + 3.210% 3.885% (c)(h)	74,800	1,095,208
CANADIAN GOVT BOND 5YR NT INDX + 4.030% 4.993% (c)(h)	21,900	385,140
		5,752,885
Consumer Finance - 0.0%
Capital One Financial Corp. Series J, 5.00%	19,300	509,134
Diversified Financial Services - 0.1%
Carlyle Finance LLC 4.625%	20,000	510,000
Equitable Holdings, Inc. 4.30%	10,700	270,175
		780,175
Insurance - 0.1%
Athene Holding Ltd.:
Series A, 6.35% (c)	4,300	126,420
Series B, 5.625%	7,923	216,932
Series D, 4.875%	8,000	206,880
MetLife, Inc. Series F 4.75%	7,300	196,808
W.R. Berkley Corp. 5.70%	2,922	79,186
		826,226
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	1,098,000
TOTAL FINANCIALS		11,944,072
INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	1,674	42,017
Electrical Equipment - 0.8%
Babcock & Wilcox Enterprises, Inc.:
8.125%	308,437	7,991,603
Series A, 7.75%	43,000	1,095,855
		9,087,458
Marine - 0.1%
Global Ship Lease, Inc. 8.00%	31,984	829,345
TOTAL INDUSTRIALS		9,958,820
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Pebblebrook Hotel Trust 6.375%	18,000	495,000
Summit Hotel Properties, Inc. Series E, 6.25%	30,802	807,320
Sunstone Hotel Investors, Inc. Series F, 6.45%	37,653	974,460
		2,276,780
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	47,300	1,186,757
TOTAL REAL ESTATE		3,463,537
UTILITIES - 0.1%
Electric Utilities - 0.0%
Emera, Inc. Series J 4.25% (e)	25,000	534,648
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	13,000	340,600
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP:
5.125%	3,000	78,675
Class A 5.00%	19,100	496,218
		574,893
TOTAL UTILITIES		1,450,141

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,434,778

TOTAL PREFERRED STOCKS
(Cost $58,274,855)		63,624,827
	Principal Amount	Value

Bank Loan Obligations - 4.2%
CONSUMER DISCRETIONARY - 3.7%
Diversified Consumer Services - 1.1%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (c)(h)(i)	13,256,775	13,258,498
Hotels, Restaurants & Leisure - 0.3%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 7/20/25 (c)(h)(i)	456,550	457,691
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/1/26 (h)(i)(j)	3,660,000	3,664,575
		4,122,266
Household Durables - 0.7%
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (h)(i)(j)	7,923,214	7,933,118
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (h)(i)(j)	776,786	777,757
		8,710,875
Internet & Direct Marketing Retail - 1.2%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (c)(h)(i)	13,445,492	13,479,106
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (c)(h)(i)	153,477	152,624
		13,631,730
Specialty Retail - 0.4%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (c)(h)(i)	4,250,000	4,265,470

TOTAL CONSUMER DISCRETIONARY		43,988,839

FINANCIALS - 0.1%
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (c)(h)(i)	1,052,786	1,053,659
HEALTH CARE - 0.1%
Health Care Technology - 0.1%
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (c)(h)(i)	999,532	998,283
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (b)(c)(h)(i)	350,000	349,125
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (c)(h)(i)	1,605,075	1,513,361
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (c)(h)(i)	274,362	266,033
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (c)(h)(i)	75,000	74,719
		1,854,113

TOTAL INDUSTRIALS		2,203,238

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (c)(h)(i)	520,000	518,050
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (c)(h)(i)	338,542	339,388
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (c)(h)(i)	450,256	353,676
		693,064
Software - 0.0%
DCert Buyer, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (c)(h)(i)	45,000	45,310

TOTAL INFORMATION TECHNOLOGY		1,256,424

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/17/28 (h)(i)(j)	185,000	184,075
TOTAL BANK LOAN OBLIGATIONS
(Cost $49,616,957)		49,684,518

Preferred Securities - 0.8%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP 7.375% (c)(k)	300,000	294,967
Energy Transfer LP:
6.25% (c)(k)	500,000	452,990
6.5% (c)(k)	1,600,000	1,635,732
6.625% (c)(k)	400,000	401,456
		2,785,145
FINANCIALS - 0.5%
Banks - 0.3%
Bank of America Corp. 5.125% (c)(k)	150,000	159,960
CIT Group, Inc. 5.8% (c)(k)	775,000	802,439
Citigroup, Inc. 4% (c)(k)	175,000	181,306
JPMorgan Chase & Co.:
3.65% (c)(k)	1,000,000	1,006,334
4.6% (c)(k)	200,000	211,062
5% (c)(k)	230,000	247,833
5.15% (c)(k)	135,000	140,502
Truist Financial Corp.:
5.05% (c)(k)	205,000	212,115
5.1% (c)(k)	200,000	228,132
Wells Fargo & Co. 3.9% (c)(k)	200,000	207,399
		3,397,082
Capital Markets - 0.0%
Charles Schwab Corp. 5.375% (c)(k)	150,000	166,452
Consumer Finance - 0.2%
Ally Financial, Inc. 4.7% (c)(k)	2,470,000	2,580,359
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (c)(k)	250,000	272,416

TOTAL FINANCIALS		6,416,309

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.4489% (c)(h)(k)	575,000	564,381
TOTAL PREFERRED SECURITIES
(Cost $9,126,701)		9,765,835
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 0.06% (l)	11,582,321	11,584,638
Fidelity Securities Lending Cash Central Fund 0.06% (l)(m)	44,478,397	44,482,844
TOTAL MONEY MARKET FUNDS
(Cost $56,067,482)		56,067,482
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $1,152,234,128)		1,240,116,851
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(58,032,559)
NET ASSETS - 100%		$1,182,084,292

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,422,816 or 13.7% of net assets.

 (b) Level 3 security

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,192 or 0.0% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$947

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,919
Fidelity Securities Lending Cash Central Fund	211,908
Total	$216,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,451,678	$396,413,008	$388,280,385	$337	$--	$11,584,638	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,531,231	112,954,356	70,002,743	--	--	44,482,844	0.1%
Total	$4,982,909	$509,367,364	$458,283,128	$337	$--	$56,067,482

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$71,133,459	$64,294,632	$6,838,827	$--
Consumer Discretionary	36,831,757	34,311,697	2,520,060	--
Consumer Staples	20,786,269	17,287,611	3,498,658	--
Energy	126,348,251	126,348,251	--	--
Financials	145,050,468	117,630,822	27,419,646	--
Health Care	33,760,080	27,830,343	5,929,737	--
Industrials	57,143,629	48,797,093	8,346,536	--
Information Technology	39,611,753	39,611,753	--	--
Materials	57,674,915	53,749,581	3,925,334	--
Real Estate	114,669,676	114,669,676	--	--
Utilities	54,032,960	41,974,785	12,058,175	--
Corporate Bonds	232,410,804	--	228,852,235	3,558,569
U.S. Government and Government Agency Obligations	134,967,834	--	134,967,834	--
Commercial Mortgage Securities	177,161	--	177,161	--
Bank Loan Obligations	49,684,518	--	49,335,393	349,125
Preferred Securities	9,765,835	--	9,765,835	--
Money Market Funds	56,067,482	56,067,482	--	--
Total Investments in Securities:	$1,240,116,851	$742,573,726	$493,635,431	$3,907,694

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.2%
Canada	12.7%
Marshall Islands	2.4%
Mexico	1.8%
United Kingdom	1.8%
Japan	1.6%
France	1.2%
Korea (South)	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,273,644) — See accompanying schedule: Unaffiliated issuers (cost $1,096,166,646)	$1,184,049,369
Fidelity Central Funds (cost $56,067,482)	56,067,482
Total Investment in Securities (cost $1,152,234,128)		$1,240,116,851
Foreign currency held at value (cost $153,986)		153,986
Receivable for investments sold		1,729,503
Receivable for fund shares sold		8,309,894
Dividends receivable		1,450,971
Interest receivable		4,310,445
Distributions receivable from Fidelity Central Funds		77,926
Other receivables		37,378
Total assets		1,256,186,954
Liabilities
Payable to custodian bank	$1,765
Payable for investments purchased
Regular delivery	26,153,015
Delayed delivery	57,307
Payable for fund shares redeemed	2,389,996
Distributions payable	279,410
Accrued management fee	505,888
Distribution and service plan fees payable	42,637
Other affiliated payables	133,139
Other payables and accrued expenses	56,816
Collateral on securities loaned	44,482,689
Total liabilities		74,102,662
Net Assets		$1,182,084,292
Net Assets consist of:
Paid in capital		$1,076,868,300
Total accumulated earnings (loss)		105,215,992
Net Assets		$1,182,084,292
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($74,131,555 ÷ 5,077,744 shares)(a)		$14.60
Maximum offering price per share (100/96.00 of $14.60)		$15.21
Class M:
Net Asset Value and redemption price per share ($13,805,192 ÷ 945,344 shares)(a)		$14.60
Maximum offering price per share (100/96.00 of $14.60)		$15.21
Class C:
Net Asset Value and offering price per share ($32,408,570 ÷ 2,223,439 shares)(a)		$14.58
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($772,852,023 ÷ 52,909,919 shares)		$14.61
Class I:
Net Asset Value, offering price and redemption price per share ($231,423,195 ÷ 15,847,357 shares)		$14.60
Class Z:
Net Asset Value, offering price and redemption price per share ($57,463,757 ÷ 3,934,206 shares)		$14.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$7,096,332
Interest		5,939,541
Income from Fidelity Central Funds (including $211,908 from security lending)		216,827
Total income		13,252,700
Expenses
Management fee	$2,050,865
Transfer agent fees	435,666
Distribution and service plan fees	178,573
Accounting fees	165,867
Custodian fees and expenses	36,881
Independent trustees' fees and expenses	737
Registration fees	135,580
Audit	30,922
Legal	905
Miscellaneous	560
Total expenses before reductions	3,036,556
Expense reductions	(78,445)
Total expenses after reductions		2,958,111
Net investment income (loss)		10,294,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,424,304
Fidelity Central Funds	337
Foreign currency transactions	(33,063)
Total net realized gain (loss)		20,391,578
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	47,445,660
Assets and liabilities in foreign currencies	(1,893)
Total change in net unrealized appreciation (depreciation)		47,443,767
Net gain (loss)		67,835,345
Net increase (decrease) in net assets resulting from operations		$78,129,934

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,294,589	$6,346,713
Net realized gain (loss)	20,391,578	811,927
Change in net unrealized appreciation (depreciation)	47,443,767	27,214,446
Net increase (decrease) in net assets resulting from operations	78,129,934	34,373,086
Distributions to shareholders	(13,019,264)	(6,825,061)
Share transactions - net increase (decrease)	775,183,616	184,286,400
Total increase (decrease) in net assets	840,294,286	211,834,425
Net Assets
Beginning of period	341,790,006	129,955,581
End of period	$1,182,084,292	$341,790,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$11.72	$9.81	$10.41	$10.14	$9.91
Income from Investment Operations
Net investment income (loss)A	.192	.384	.293	.223	.243	.438B
Net realized and unrealized gain (loss)	1.491	1.464	1.922	(.558)	.348	.584
Total from investment operations	1.683	1.848	2.215	(.335)	.591	1.022
Distributions from net investment income	(.198)	(.401)	(.298)	(.207)C	(.210)	(.439)
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C	(.069)	(.353)
Tax return of capital	–	–	–	–	(.042)	–
Total distributions	(.233)	(.418)	(.305)	(.265)	(.321)	(.792)
Net asset value, end of period	$14.60	$13.15	$11.72	$9.81	$10.41	$10.14
Total ReturnD,E,F	12.88%	16.26%	22.84%	(3.25)%	5.94%	10.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.13%	1.26%	1.38%	1.38%	1.73%
Expenses net of fee waivers, if any	1.04%I	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02%I	1.08%	1.09%	1.08%	1.09%	1.10%
Net investment income (loss)	2.77%I	3.27%	2.69%	2.19%	2.38%	4.32%B
Supplemental Data
Net assets, end of period (000 omitted)	$74,132	$30,583	$23,438	$9,513	$10,443	$9,524
Portfolio turnover rateJ	173%I	308%	298%	367%	299%	239%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.031 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 4.01%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$11.72	$9.81	$10.41	$10.14	$9.91
Income from Investment Operations
Net investment income (loss)A	.194	.383	.292	.223	.243	.439B
Net realized and unrealized gain (loss)	1.491	1.463	1.923	(.558)	.348	.583
Total from investment operations	1.685	1.846	2.215	(.335)	.591	1.022
Distributions from net investment income	(.200)	(.399)	(.298)	(.207)C	(.210)	(.439)
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C	(.069)	(.353)
Tax return of capital	–	–	–	–	(.042)	–
Total distributions	(.235)	(.416)	(.305)	(.265)	(.321)	(.792)
Net asset value, end of period	$14.60	$13.15	$11.72	$9.81	$10.41	$10.14
Total ReturnD,E,F	12.89%	16.24%	22.84%	(3.25)%	5.94%	10.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.13%	1.30%	1.40%	1.40%	1.75%
Expenses net of fee waivers, if any	1.03%I	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.00%I	1.08%	1.09%	1.08%	1.09%	1.10%
Net investment income (loss)	2.78%I	3.27%	2.69%	2.19%	2.38%	4.32%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,805	$11,048	$9,719	$7,441	$7,511	$7,171
Portfolio turnover rateJ	173%I	308%	298%	367%	299%	239%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.031 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 4.01%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.13	$11.70	$9.80	$10.41	$10.14	$9.91
Income from Investment Operations
Net investment income (loss)A	.139	.298	.210	.147	.166	.363B
Net realized and unrealized gain (loss)	1.494	1.463	1.915	(.561)	.351	.583
Total from investment operations	1.633	1.761	2.125	(.414)	.517	.946
Distributions from net investment income	(.148)	(.314)	(.218)	(.138)C	(.148)	(.363)
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C	(.069)	(.353)
Tax return of capital	–	–	–	–	(.030)	–
Total distributions	(.183)	(.331)	(.225)	(.196)	(.247)	(.716)
Net asset value, end of period	$14.58	$13.13	$11.70	$9.80	$10.41	$10.14
Total ReturnD,E,F	12.50%	15.44%	21.87%	(4.00)%	5.18%	9.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.84%	2.13%	2.14%	2.14%	2.50%
Expenses net of fee waivers, if any	1.80%I	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.78%I	1.82%	1.84%	1.83%	1.84%	1.85%
Net investment income (loss)	2.01%I	2.53%	1.94%	1.44%	1.63%	3.57%B
Supplemental Data
Net assets, end of period (000 omitted)	$32,409	$13,015	$4,634	$8,003	$8,683	$7,162
Portfolio turnover rateJ	173%I	308%	298%	367%	299%	239%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.031 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.26%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$11.72	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.210	.417	.322	.168
Net realized and unrealized gain (loss)	1.503	1.460	1.919	(.135)
Total from investment operations	1.713	1.877	2.241	.033
Distributions from net investment income	(.218)	(.430)	(.324)	(.165)C
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C
Total distributions	(.253)	(.447)	(.331)	(.223)
Net asset value, end of period	$14.61	$13.15	$11.72	$9.81
Total ReturnD,E	13.11%	16.55%	23.14%	.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.85%	.94%	1.05%H
Expenses net of fee waivers, if any	.77%H	.85%	.85%	.85%H
Expenses net of all reductions	.75%H	.83%	.84%	.84%H
Net investment income (loss)	3.04%H	3.53%	2.94%	2.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$772,852	$211,236	$60,534	$5,819
Portfolio turnover rateI	173%H	308%	298%	367%

 A For the period March 28, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$11.72	$9.81	$10.41	$10.14	$9.92
Income from Investment Operations
Net investment income (loss)A	.209	.417	.319	.249	.268	.464B
Net realized and unrealized gain (loss)	1.493	1.461	1.922	(.558)	.349	.573
Total from investment operations	1.702	1.878	2.241	(.309)	.617	1.037
Distributions from net investment income	(.217)	(.431)	(.324)	(.233)C	(.231)	(.464)
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C	(.069)	(.353)
Tax return of capital	–	–	–	–	(.047)	–
Total distributions	(.252)	(.448)	(.331)	(.291)	(.347)	(.817)
Net asset value, end of period	$14.60	$13.15	$11.72	$9.81	$10.41	$10.14
Total ReturnD,E	13.03%	16.56%	23.14%	(3.01)%	6.20%	10.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.83%	1.00%	1.08%	1.10%	1.47%
Expenses net of fee waivers, if any	.78%H	.83%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.76%H	.81%	.84%	.83%	.84%	.85%
Net investment income (loss)	3.03%H	3.54%	2.94%	2.44%	2.63%	4.57%B
Supplemental Data
Net assets, end of period (000 omitted)	$231,423	$55,206	$26,507	$21,904	$22,224	$20,092
Portfolio turnover rateI	173%H	308%	298%	367%	299%	239%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.031 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 4.26%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.15	$11.72	$9.81	$10.37
Income from Investment Operations
Net investment income (loss)B	.215	.431	.335	.052
Net realized and unrealized gain (loss)	1.502	1.457	1.916	(.515)
Total from investment operations	1.717	1.888	2.251	(.463)
Distributions from net investment income	(.222)	(.441)	(.334)	(.039)C
Distributions from net realized gain	(.035)	(.017)	(.007)	(.058)C
Total distributions	(.257)	(.458)	(.341)	(.097)
Net asset value, end of period	$14.61	$13.15	$11.72	$9.81
Total ReturnD,E	13.15%	16.65%	23.25%	(4.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.77%	.85%	.89%H
Expenses net of fee waivers, if any	.70%H	.76%	.76%	.76%H
Expenses net of all reductions	.68%H	.74%	.75%	.74%H
Net investment income (loss)	3.11%H	3.61%	3.03%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$57,464	$20,701	$5,123	$148
Portfolio turnover rateI	173%H	308%	298%	367%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,727,964
Gross unrealized depreciation	(12,864,537)
Net unrealized appreciation (depreciation)	$85,863,427
Tax cost	$1,154,253,424

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	1,201,432,887	532,199,736

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$57,773	$15,650
Class M	-%	.25%	15,231	4,250
Class C	.75%	.25%	105,569	59,179
			$178,573	$79,079

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$28,437
Class M	3,763
Class C(a)	953
$33,153

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class ZFIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,964.14
Class M	7,392.12
Class C	14,744.14
Fidelity Multi-Asset Income Fund	288,882.11
Class I	84,255.13
Class Z	8,429.05
	$435,666

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Multi-Asset Income Fund	$13,925

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	23,275,960	20,006,420

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Multi-Asset Income Fund	$394

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Multi-Asset Income Fund	$22,947	$7,462	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $78,138 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $307.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$754,266	$877,760
Class M	203,155	348,676
Class C	269,504	171,951
Fidelity Multi-Asset Income Fund	8,970,625	3,826,800
Class I	2,211,190	1,291,746
Class Z	610,524	308,128
Total	$13,019,264	$6,825,061

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	3,341,154	1,027,019	$47,600,710	$12,477,358
Reinvestment of distributions	51,268	74,273	726,119	873,138
Shares redeemed	(641,145)	(775,087)	(8,970,471)	(9,187,287)
Net increase (decrease)	2,751,277	326,205	$39,356,358	$4,163,209
Class M
Shares sold	370,326	256,306	$5,200,627	$3,152,537
Reinvestment of distributions	14,252	29,102	200,493	341,305
Shares redeemed	(279,455)	(274,549)	(3,881,260)	(3,321,163)
Net increase (decrease)	105,123	10,859	$1,519,860	$172,679
Class C
Shares sold	1,376,764	665,381	$19,529,512	$8,173,168
Reinvestment of distributions	18,842	14,192	266,310	168,472
Shares redeemed	(163,668)	(84,085)	(2,330,506)	(971,877)
Net increase (decrease)	1,231,938	595,488	$17,465,316	$7,369,763
Fidelity Multi-Asset Income Fund
Shares sold	44,799,598	15,648,956	$630,145,855	$189,122,345
Reinvestment of distributions	573,504	291,891	8,138,041	3,483,789
Shares redeemed	(8,524,541)	(5,042,966)	(120,780,614)	(57,591,213)
Net increase (decrease)	36,848,561	10,897,881	$517,503,282	$135,014,921
Class I
Shares sold	12,361,675	2,181,342	$175,602,656	$26,165,206
Reinvestment of distributions	147,198	107,643	2,095,635	1,276,328
Shares redeemed	(860,238)	(352,014)	(12,155,465)	(4,159,559)
Net increase (decrease)	11,648,635	1,936,971	$165,542,826	$23,281,975
Class Z
Shares sold	2,603,413	1,389,120	$37,190,490	$17,043,865
Reinvestment of distributions	33,199	23,310	471,053	279,519
Shares redeemed	(276,535)	(275,341)	(3,874,334)	(3,039,531)
Net increase (decrease)	2,360,077	1,137,089	$33,787,209	$14,283,853

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Advisor Multi-Asset Income Fund
Class A	1.04%
Actual		$1,000.00	$1,128.80	$5.49
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class M	1.03%
Actual		$1,000.00	$1,128.90	$5.44
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class C	1.80%
Actual		$1,000.00	$1,125.00	$9.48
Hypothetical-C		$1,000.00	$1,015.87	$9.00
Fidelity Multi-Asset Income Fund	.77%
Actual		$1,000.00	$1,131.10	$4.07
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class I	.78%
Actual		$1,000.00	$1,130.30	$4.12
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class Z	.70%
Actual		$1,000.00	$1,131.50	$3.70
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMAI-SANN-0821
1.9865889.105

Fidelity® Global Credit Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
United States of America	25.8%
United Kingdom	18.7%
Netherlands	10.1%
France	7.0%
Luxembourg	6.6%
Germany	6.4%
Ireland	5.9%
Switzerland	4.4%
Australia	2.7%
Other	12.4%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	0.2%
AAA	1.3%
AA	0.4%
A	2.9%
BBB	53.3%
BB and Below	31.3%
Not Rated	7.6%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*,**
Corporate Bonds	71.0%
Foreign Government and Government Agency Obligations	2.2%
U.S. Government and Government Agency Obligations	0.2%
Preferred Securities	23.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Futures and Swaps - 9.6%

 ** Foreign Currency Contracts - (51.9)%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 71.0%
		Principal Amount(a)	Value
Argentina - 0.2%
YPF SA 4% 2/12/26 (b)(c)		$331,440	$277,283
Australia - 1.8%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	150,000	180,894
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	842,967
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (d)		1,075,000	1,217,438

TOTAL AUSTRALIA			2,241,299

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	354,516
Bailiwick of Jersey - 0.5%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	450,000	626,215
Canada - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (c)		78,000	80,932
Cenovus Energy, Inc. 4.25% 4/15/27		864,000	965,434

TOTAL CANADA			1,046,366

Cayman Islands - 1.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	196,026
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		545,000	590,603
4.375% 5/1/26 (c)		37,000	40,219
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	650,000	895,387

TOTAL CAYMAN ISLANDS			1,722,235

Denmark - 0.5%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (d)	GBP	490,000	695,389
France - 3.5%
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	200,000	258,728
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	1,700,000	2,012,582
1.5% 10/14/24 (Reg. S)	EUR	200,000	240,454
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	300,000	355,867
2.125% 10/16/26 (Reg. S)	EUR	1,000,000	1,171,402
Societe Generale 4.75% 11/24/25 (c)		400,000	446,021

TOTAL FRANCE			4,485,054

Germany - 3.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	550,000	619,597
Bayer AG:
2.375% 4/2/75 (Reg. S) (d)	EUR	2,500,000	3,006,309
3.75% 7/1/74 (Reg. S) (d)	EUR	550,000	688,847
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	357,504

TOTAL GERMANY			4,672,257

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (d)	EUR	200,000	231,567
Ireland - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		500,000	518,577
6.5% 7/15/25		150,000	175,937
AIB Group PLC 1.875% 11/19/29 (Reg. S) (d)	EUR	800,000	972,237
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	800,000	943,493
2.375% 10/14/29 (Reg. S) (d)	EUR	500,000	618,162
3.125% 9/19/27 (Reg. S) (d)	GBP	450,000	633,746
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		1,445,000	1,561,678
GE Capital International Funding Co. 4.418% 11/15/35		400,000	479,393
Ryanair DAC 0.875% 5/25/26 (Reg. S)	EUR	750,000	892,251

TOTAL IRELAND			6,795,474

Italy - 2.3%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	200,000	249,493
1.75% 7/30/31 (Reg. S)	EUR	200,000	246,903
Enel SpA 3.375% (Reg. S) (d)(e)	EUR	690,000	905,098
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	700,000	848,427
5.861% 6/19/32 (c)(d)		600,000	662,514

TOTAL ITALY			2,912,435

Luxembourg - 3.3%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	1,700,000	1,973,129
2.25% 4/27/27 (Reg. S)	EUR	200,000	233,473
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	700,000	825,412
1.75% 3/12/29 (Reg. S)	EUR	400,000	492,285
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	550,000	655,058

TOTAL LUXEMBOURG			4,179,357

Mexico - 2.1%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	221,788
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	200,000	239,640
6.5% 3/13/27		2,075,000	2,205,725

TOTAL MEXICO			2,667,153

Netherlands - 3.5%
CTP BV 0.5% 6/21/25 (Reg. S)	EUR	450,000	531,385
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (d)		649,000	743,069
5.75% 8/15/50 (Reg. S) (d)		1,000,000	1,130,764
Deutsche Annington Finance BV 5% 10/2/23 (c)		314,000	340,007
Technip Energies NV 1.125% 5/28/28	EUR	800,000	947,636
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	400,000	463,628
Wabtec Transportation Netherlands BV 1.25% 12/3/27	EUR	200,000	239,057

TOTAL NETHERLANDS			4,395,546

Portugal - 0.3%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (f)	EUR	200,000	33,201
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	300,000	359,955

TOTAL PORTUGAL			393,156

Sweden - 1.2%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (d)	EUR	500,000	626,951
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	710,000	881,742

TOTAL SWEDEN			1,508,693

Switzerland - 2.4%
Credit Suisse Group AG:
4.194% 4/1/31 (c)(d)		250,000	280,957
6.5% 8/8/23 (Reg. S)		2,550,000	2,816,832

TOTAL SWITZERLAND			3,097,789

United Kingdom - 15.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S) (g)	GBP	175,000	242,304
Barclays PLC 2% 2/7/28 (Reg. S) (d)	EUR	200,000	243,125
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	1,250,000	1,732,843
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		1,315,000	1,407,723
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	1,380,000	2,061,720
3.75% 8/14/25 (Reg. S)	GBP	100,000	150,257
John Lewis PLC 6.125% 1/21/25	GBP	986,000	1,535,282
Lloyds Banking Group PLC 1.985% 12/15/31 (d)	GBP	400,000	556,491
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	500,000	718,317
4.5% 7/10/27 (Reg. S)	GBP	250,000	369,926
Rolls-Royce PLC:
3.375% 6/18/26	GBP	940,000	1,297,051
3.625% 10/14/25 (c)		500,000	506,250
Royal Bank of Scotland Group PLC:
2.105% 11/28/31 (Reg. S) (d)	GBP	700,000	972,964
3.622% 8/14/30 (Reg. S) (d)	GBP	200,000	295,061
SSE PLC 4.75% 9/16/77 (Reg. S) (d)		2,500,000	2,585,575
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	240,000	353,986
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	248,520
Virgin Money UK PLC:
2.625% 8/19/31 (Reg. S) (d)	GBP	300,000	420,643
3.125% 6/22/25 (Reg. S) (d)	GBP	200,000	290,270
5.125% 12/11/30 (Reg. S) (d)	GBP	400,000	616,842
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (d)	EUR	300,000	368,156
6.25% 10/3/78 (Reg. S) (d)		650,000	717,860
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	850,000	1,247,285

TOTAL UNITED KINGDOM			18,938,451

United States of America - 22.6%
Air Lease Corp.:
2.875% 1/15/26		390,000	409,747
3.125% 12/1/30		275,000	279,374
American Airlines, Inc. 3.75% 4/15/27		155,398	150,015
Ares Capital Corp.:
2.15% 7/15/26		300,000	298,327
3.25% 7/15/25		375,000	394,439
4.25% 3/1/25		650,000	700,704
BAT Capital Corp. 3.557% 8/15/27		1,550,000	1,659,821
Brandywine Operating Partnership LP 4.1% 10/1/24		160,000	173,505
Broadcom, Inc.:
1.95% 2/15/28 (c)		28,000	27,988
2.45% 2/15/31 (c)		274,000	269,258
2.6% 2/15/33 (c)		243,000	237,622
Centene Corp.:
4.25% 12/15/27		570,000	600,638
4.625% 12/15/29		405,000	445,407
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.2% 3/15/28		500,000	565,839
Cleco Corporate Holdings LLC 3.743% 5/1/26		1,115,000	1,216,363
DCP Midstream Operating LP 5.375% 7/15/25		900,000	1,002,330
Dell International LLC/EMC Corp.:
5.3% 10/1/29		275,000	331,824
6.02% 6/15/26		1,000,000	1,200,526
Discover Financial Services 3.75% 3/4/25		550,000	601,177
Discovery Communications LLC 4.9% 3/11/26		500,000	569,890
Elanco Animal Health, Inc. 5.9% 8/28/28 (d)		350,000	409,595
Energy Transfer LP 4% 10/1/27		900,000	990,156
Equitable Holdings, Inc. 4.35% 4/20/28		800,000	917,230
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	400,000	560,916
4.535% 3/6/25	GBP	150,000	222,279
HCA Holdings, Inc. 4.5% 2/15/27		500,000	565,038
Hess Corp. 4.3% 4/1/27		950,000	1,057,317
Hudson Pacific Properties LP 3.95% 11/1/27		700,000	766,682
JPMorgan Chase & Co. 2.956% 5/13/31 (d)		63,000	66,182
Level 3 Financing, Inc. 3.4% 3/1/27 (c)		500,000	530,075
Michael Kors U.S.A., Inc. 4.5% 11/1/24 (c)		212,000	224,190
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	750,000	1,056,741
3.5% 3/15/31		385,000	388,846
NextEra Energy Partners LP 4.25% 9/15/24 (c)		50,000	52,750
Omega Healthcare Investors, Inc. 4.75% 1/15/28		900,000	1,014,307
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25		800,000	895,027
Puget Energy, Inc. 4.1% 6/15/30		750,000	839,371
Reliance Standard Life Global Funding II 2.75% 5/7/25 (c)		307,000	322,985
SITE Centers Corp.:
3.625% 2/1/25		500,000	528,234
4.7% 6/1/27		550,000	609,058
Store Capital Corp. 2.75% 11/18/30		31,000	31,205
The AES Corp. 2.45% 1/15/31 (c)		715,000	707,429
The Boeing Co.:
5.04% 5/1/27		650,000	749,988
5.15% 5/1/30		450,000	532,870
The Walt Disney Co. 4.7% 3/23/50		150,000	200,022
Time Warner Cable LLC 5.875% 11/15/40		400,000	517,420
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	737,549
VEREIT Operating Partnership LP:
2.2% 6/15/28		13,000	13,190
2.85% 12/15/32		15,000	15,669
Verizon Communications, Inc. 3.7% 3/22/61		250,000	267,765
Vornado Realty LP 3.4% 6/1/31		114,000	117,868
Western Gas Partners LP 5.3% 2/1/30		376,000	421,122
Westinghouse Air Brake Co. 4.4% 3/15/24		400,000	433,395
Zions Bancorp NA 3.25% 10/29/29		750,000	786,029

TOTAL UNITED STATES OF AMERICA			28,683,294

TOTAL NONCONVERTIBLE BONDS
(Cost $87,105,206)			89,923,529

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)		$13,000	$14,065
3.125% 11/15/41 (h)		160,000	190,725
			204,790
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $224,863)			204,790

Foreign Government and Government Agency Obligations - 2.2%
Germany - 1.3%
German Federal Republic 0% 5/15/35 (Reg. S) (h)	EUR	$1,410,000	$1,674,148
United Kingdom - 0.9%
United Kingdom, Great Britain and Northern Ireland:
0.625% 7/31/35 (Reg. S)	GBP	45,000	58,618
1.25% 10/22/41 (Reg. S)	GBP	379,000	527,474
1.75% 1/22/49(Reg. S) (h)	GBP	325,000	503,501
4.25% 12/7/46	GBP	15,000	34,382

TOTAL UNITED KINGDOM			1,123,975

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,916,827)			2,798,123

Preferred Securities - 23.6%
Australia - 0.9%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (d)(e)		600,000	636,964
5.875% (c)(d)(e)		505,000	555,239

TOTAL AUSTRALIA			1,192,203

Canada - 0.6%
Bank of Nova Scotia:
4.65% (d)(e)		450,000	465,824
4.9% (d)(e)		250,000	275,274

TOTAL CANADA			741,098

France - 3.5%
BNP Paribas SA 6.625% (Reg. S) (d)(e)		450,000	501,254
Danone SA 1.75% (Reg. S) (d)(e)	EUR	1,300,000	1,579,370
EDF SA 5.25% (Reg. S) (d)(e)		1,950,000	2,083,456
Societe Generale 7.875% (Reg. S) (d)(e)		200,000	224,123

TOTAL FRANCE			4,388,203

Germany - 1.4%
Bayer AG 2.375% 11/12/79 (Reg. S) (d)	EUR	1,500,000	1,806,644
Ireland - 0.5%
AIB Group PLC 6.25% (Reg. S) (d)(e)	EUR	450,000	607,687
Italy - 0.3%
Enel SpA 2.5% (Reg. S) (d)(e)	EUR	300,000	377,649
Luxembourg - 3.3%
Aroundtown SA 3.375% (Reg. S) (d)(e)	EUR	1,600,000	2,003,956
CPI Property Group SA 3.75% (Reg. S) (d)(e)	EUR	500,000	592,349
Grand City Properties SA 1.5% (Reg. S) (d)(e)	EUR	1,400,000	1,623,337

TOTAL LUXEMBOURG			4,219,642

Netherlands - 6.6%
AerCap Holdings NV 5.875% 10/10/79 (d)		650,000	685,256
AT Securities BV 5.25% (Reg. S) (d)(e)		500,000	546,944
Stichting AK Rabobank Certificaten 2.1878% (Reg. S) (d)(e)(i)	EUR	341,400	544,524
Telefonica Europe BV 2.625% (Reg. S) (d)(e)	EUR	1,100,000	1,335,219
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(e)	EUR	350,000	423,897
2.7%(Reg. S) (d)(e)	EUR	2,500,000	3,093,041
3.375% (Reg. S) (d)(e)	EUR	200,000	253,245
3.875% (Reg. S) (d)(e)	EUR	1,100,000	1,449,739

TOTAL NETHERLANDS			8,331,865

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(e)	EUR	400,000	512,778
Sweden - 1.3%
Heimstaden Bostad AB 3.248% (Reg. S) (d)(e)	EUR	900,000	1,117,063
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(e)	EUR	450,000	537,240

TOTAL SWEDEN			1,654,303

Switzerland - 2.0%
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)		2,000,000	2,226,878
UBS Group AG 7% (Reg. S) (d)(e)		200,000	235,564

TOTAL SWITZERLAND			2,462,442

United Kingdom - 2.8%
Aviva PLC 6.125% (d)(e)	GBP	720,000	1,104,614
Barclays Bank PLC 7.625% 11/21/22		495,000	544,065
Barclays PLC 7.125% (d)(e)	GBP	200,000	316,948
HSBC Holdings PLC 6.375% (d)(e)		900,000	1,017,820
SSE PLC 3.74% (Reg. S) (d)(e)	GBP	400,000	588,374

TOTAL UNITED KINGDOM			3,571,821

TOTAL PREFERRED SECURITIES
(Cost $28,783,716)			29,866,335
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.06% (j)
(Cost $2,539,064)		2,538,557	2,539,064

Purchased Swaptions - 0.0%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 2.75% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 35 Index expiring September 2021, paying 5% quarterly.	9/15/21	EUR 12,200,000	$65,623
TOTAL PURCHASED SWAPTIONS
(Cost $196,348)			65,623
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $121,766,024)			125,397,464
NET OTHER ASSETS (LIABILITIES) - 1.0%			1,233,027
NET ASSETS - 100%			$126,630,491

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	5	Sept. 2021	$529,423	$2,781	$2,781
Eurex Euro-Bund Contracts (Germany)	20	Sept. 2021	4,093,446	21,786	21,786
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	7	Sept. 2021	1,686,943	32,807	32,807
TME 10 Year Canadian Note Contracts (Canada)	22	Sept. 2021	2,582,640	29,095	29,095
TOTAL BOND INDEX CONTRACTS					86,469
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	Sept. 2021	8,519,750	269,026	269,026
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	28	Sept. 2021	4,121,688	70,584	70,584
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	70	Sept. 2021	13,488,125	636,518	636,518
TOTAL TREASURY CONTRACTS					976,128

TOTAL PURCHASED					1,062,597

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	37	Sept. 2021	5,885,529	(6,118)	(6,118)
ICE Long Gilt Contracts (United Kingdom)	30	Sept. 2021	5,316,022	(40,104)	(40,104)
TOTAL BOND INDEX CONTRACTS					(46,222)
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Sept. 2021	740,578	(666)	(666)

TOTAL SOLD					(46,888)

TOTAL FUTURES CONTRACTS					$1,015,709

The notional amount of futures purchased as a percentage of Net Assets is 27.7%

The notional amount of futures sold as a percentage of Net Assets is 9.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $39,854,044.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	157,000	USD	216,980	JPMorgan Chase Bank, N.A.	7/2/21	$198
EUR	242,000	USD	289,248	JPMorgan Chase Bank, N.A.	8/5/21	(2,090)
EUR	155,000	USD	185,142	State Street Bank And Tr Co	8/5/21	(1,219)
USD	174,482	EUR	146,000	Bank Of America NA	8/5/21	1,238
USD	33,267,837	EUR	27,875,000	Citibank, N.A.	8/5/21	191,315
USD	199,347	EUR	167,000	Citibank, N.A.	8/5/21	1,184
USD	67,660	EUR	57,000	Goldman Sachs Bank USA	8/5/21	23
USD	248,883	EUR	209,000	JPMorgan Chase Bank, N.A.	8/5/21	884
USD	19,679,261	GBP	14,122,000	Citibank, N.A.	8/5/21	142,420
USD	273,668	GBP	198,000	JPMorgan Chase Bank, N.A.	8/5/21	(251)
USD	12,856,000	EUR	10,755,639	JPMorgan Chase Bank, N.A.	9/17/21	81,737
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$415,439
					Unrealized Appreciation	418,999
					Unrealized Depreciation	(3,560)

For the period, the average contract value for forward foreign currency contracts was $67,380,581. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,200,000	$(36,253)	$23,210	$(13,043)
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(12,492)	12,509	17
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 550,000	(13,742)	13,705	(37)
BMW Finance NV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(37,608)	32,025	(5,583)
Barclays PLC	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,050,000	(30,102)	26,746	(3,356)
Daimler AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(31,052)	24,995	(6,057)
Deutsche Bank AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(15,941)	2,152	(13,789)
Gas Natural Capital Markets SA	Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(5,339)	2,984	(2,355)
Sanpaolo SpA	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,050,000	(25,696)	19,768	(5,928)
Shell International Finance BV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(36,611)	36,211	(400)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 200,000	(5,511)	2,934	(2,577)

TOTAL CREDIT DEFAULT SWAPS						$(250,347)	$197,239	$(53,108)

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,560,045 or 6.0% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Non-income producing - Security is in default.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,036,741.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $13,959,971.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,215
Total	$2,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,227,167	$35,705,020	$43,393,173	$50	$--	$2,539,064	0.0%
Total	$10,227,167	$35,705,020	$43,393,173	$50	$--	$2,539,064

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$89,923,529	$--	$89,923,529	$--
U.S. Government and Government Agency Obligations	204,790	--	204,790	--
Foreign Government and Government Agency Obligations	2,798,123	--	2,798,123	--
Preferred Securities	29,866,335	--	29,866,335	--
Money Market Funds	2,539,064	2,539,064	--	--
Purchased Swaptions	65,623	--	65,623	--
Total Investments in Securities:	$125,397,464	$2,539,064	$122,858,400	$--
Derivative Instruments:
Assets
Futures Contracts	$1,062,597	$1,062,597	$--	$--
Forward Foreign Currency Contracts	418,999	--	418,999	--
Total Assets	$1,481,596	$1,062,597	$418,999	$--
Liabilities
Futures Contracts	$(46,888)	$(46,888)	$--	$--
Forward Foreign Currency Contracts	(3,560)	--	(3,560)	--
Swaps	(250,347)	--	(250,347)	--
Total Liabilities	$(300,795)	$(46,888)	$(253,907)	$--
Total Derivative Instruments:	$1,180,801	$1,015,709	$165,092	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$65,623	$0
Swaps(b)	0	(250,347)
Total Credit Risk	65,623	(250,347)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	418,999	(3,560)
Total Foreign Exchange Risk	418,999	(3,560)
Interest Rate Risk
Futures Contracts(d)	1,062,597	(46,888)
Total Interest Rate Risk	1,062,597	(46,888)
Total Value of Derivatives	$1,547,219	$(300,795)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Citibank, N.A.	$334,919	$(162,976)	$--	$--	$171,943
JPMorgan Chase Bank, N.A.	82,819	(58,139)	--	--	24,680
BNP Paribas SA	65,623	(31,573)	--	--	34,050
Bank Of America NA	1,238	--	--	--	1,238
Goldman Sachs Bank USA	23	--	--	--	23
State Street Bank And Tr Co	--	(1,219)	--	--	(1,219)
Exchange Traded Futures	1,062,597	(46,888)	--	--	1,015,709
Total	$1,547,219	$(300,795)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,226,960)	$122,858,400
Fidelity Central Funds (cost $2,539,064)	2,539,064
Total Investment in Securities (cost $121,766,024)		$125,397,464
Foreign currency held at value (cost $343,710)		342,816
Receivable for investments sold		955,777
Unrealized appreciation on forward foreign currency contracts		418,999
Receivable for fund shares sold		61,826
Dividends receivable		960
Interest receivable		1,065,067
Distributions receivable from Fidelity Central Funds		142
Receivable for daily variation margin on futures contracts		136,246
Receivable from investment adviser for expense reductions		10,995
Total assets		128,390,292
Liabilities
Payable for investments purchased
Regular delivery	$1,118,801
Delayed delivery	240,678
Unrealized depreciation on forward foreign currency contracts	3,560
Payable for fund shares redeemed	20,150
Bi-lateral OTC swaps, at value	250,347
Accrued management fee	57,486
Distribution and service plan fees payable	3,177
Other affiliated payables	17,937
Other payables and accrued expenses	47,665
Total liabilities		1,759,801
Net Assets		$126,630,491
Net Assets consist of:
Paid in capital		$124,483,651
Total accumulated earnings (loss)		2,146,840
Net Assets		$126,630,491
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,531,752 ÷ 459,028 shares)(a)		$9.87
Maximum offering price per share (100/96.00 of $9.87)		$10.28
Class M:
Net Asset Value and redemption price per share ($1,987,371 ÷ 201,322 shares)(a)		$9.87
Maximum offering price per share (100/96.00 of $9.87)		$10.28
Class C:
Net Asset Value and offering price per share ($2,175,434 ÷ 220,714 shares)(a)		$9.86
Global Credit:
Net Asset Value, offering price and redemption price per share ($92,560,964 ÷ 9,366,140 shares)		$9.88
Class I:
Net Asset Value, offering price and redemption price per share ($9,365,487 ÷ 947,981 shares)		$9.88
Class Z:
Net Asset Value, offering price and redemption price per share ($16,009,483 ÷ 1,616,905 shares)		$9.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$558,125
Interest		1,149,703
Income from Fidelity Central Funds		2,215
Total income		1,710,043
Expenses
Management fee	$342,788
Transfer agent fees	74,869
Distribution and service plan fees	19,870
Accounting fees and expenses	32,421
Custodian fees and expenses	4,965
Independent trustees' fees and expenses	157
Registration fees	84,535
Audit	47,604
Legal	1,297
Miscellaneous	240
Total expenses before reductions	608,746
Expense reductions	(124,266)
Total expenses after reductions		484,480
Net investment income (loss)		1,225,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,129,426
Fidelity Central Funds	50
Forward foreign currency contracts	824,983
Foreign currency transactions	53,014
Futures contracts	(2,789,713)
Swaps	(18,621)
Total net realized gain (loss)		(800,861)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,911,307)
Forward foreign currency contracts	631,346
Assets and liabilities in foreign currencies	(35,171)
Futures contracts	1,085,073
Swaps	(37,463)
Total change in net unrealized appreciation (depreciation)		(1,267,522)
Net gain (loss)		(2,068,383)
Net increase (decrease) in net assets resulting from operations		$(842,820)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,225,563	$2,237,628
Net realized gain (loss)	(800,861)	(928,529)
Change in net unrealized appreciation (depreciation)	(1,267,522)	5,075,867
Net increase (decrease) in net assets resulting from operations	(842,820)	6,384,966
Distributions to shareholders	(1,022,394)	(3,900,997)
Share transactions - net increase (decrease)	9,839,372	38,330,066
Total increase (decrease) in net assets	7,974,158	40,814,035
Net Assets
Beginning of period	118,656,333	77,842,298
End of period	$126,630,491	$118,656,333

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$9.61	$8.70	$9.19	$8.61	$8.68
Income from Investment Operations
Net investment income (loss)A	.085	.210	.214	.214	.141	.156
Net realized and unrealized gain (loss)	(.159)	.547	1.031	(.493)	.596	.055
Total from investment operations	(.074)	.757	1.245	(.279)	.737	.211
Distributions from net investment income	(.056)	(.255)B	(.224)B	(.178)	–	(.175)
Distributions from net realized gain	(.020)	(.092)B	(.102)B	–	–	(.100)
Tax return of capital	–	–	(.009)	(.033)	(.157)	(.006)
Total distributions	(.076)	(.347)	(.335)	(.211)	(.157)	(.281)
Net asset value, end of period	$9.87	$10.02	$9.61	$8.70	$9.19	$8.61
Total ReturnC,D,E	(.73)%	8.00%	14.37%	(3.05)%	8.60%	2.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.27%	1.49%	1.50%	1.63%	1.52%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.73%H	2.14%	2.28%	2.40%	1.56%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$4,532	$4,643	$4,739	$3,830	$4,320	$4,667
Portfolio turnover rateI	66%H	59%	85%	83%	150%	105%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$9.60	$8.70	$9.19	$8.61	$8.68
Income from Investment Operations
Net investment income (loss)A	.085	.210	.214	.214	.141	.156
Net realized and unrealized gain (loss)	(.159)	.556	1.021	(.494)	.596	.058
Total from investment operations	(.074)	.766	1.235	(.280)	.737	.214
Distributions from net investment income	(.056)	(.254)B	(.224)B	(.177)	–	(.178)
Distributions from net realized gain	(.020)	(.092)B	(.102)B	–	–	(.100)
Tax return of capital	–	–	(.009)	(.033)	(.157)	(.006)
Total distributions	(.076)	(.346)	(.335)	(.210)	(.157)	(.284)
Net asset value, end of period	$9.87	$10.02	$9.60	$8.70	$9.19	$8.61
Total ReturnC,D,E	(.73)%	8.10%	14.25%	(3.06)%	8.60%	2.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.33%H	1.35%	1.57%	1.58%	1.70%	1.55%
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.74%H	2.14%	2.28%	2.40%	1.56%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,987	$2,062	$1,939	$1,757	$2,150	$2,874
Portfolio turnover rateI	66%H	59%	85%	83%	150%	105%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.61	$8.70	$9.17	$8.60	$8.67
Income from Investment Operations
Net investment income (loss)A	.048	.136	.143	.147	.073	.088
Net realized and unrealized gain (loss)	(.159)	.561	1.027	(.489)	.589	.056
Total from investment operations	(.111)	.697	1.170	(.342)	.662	.144
Distributions from net investment income	(.039)	(.185)B	(.150)B	(.108)	–	(.110)
Distributions from net realized gain	(.020)	(.092)B	(.102)B	–	–	(.100)
Tax return of capital	–	–	(.007)	(.020)	(.092)	(.004)
Total distributions	(.059)	(.277)	(.260)C	(.128)	(.092)	(.214)
Net asset value, end of period	$9.86	$10.03	$9.61	$8.70	$9.17	$8.60
Total ReturnD,E,F	(1.10)%	7.33%	13.47%	(3.74)%	7.71%	1.64%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.08%I	2.10%	2.33%	2.31%	2.44%	2.30%
Expenses net of fee waivers, if any	1.75%I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%I	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	.99%I	1.39%	1.53%	1.65%	.82%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$2,175	$2,398	$2,090	$2,290	$2,552	$3,514
Portfolio turnover rateJ	66%I	59%	85%	83%	150%	105%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.61	$8.70	$9.19	$8.61	$8.68
Income from Investment Operations
Net investment income (loss)A	.097	.234	.238	.237	.164	.179
Net realized and unrealized gain (loss)	(.165)	.556	1.030	(.495)	.598	.055
Total from investment operations	(.068)	.790	1.268	(.258)	.762	.234
Distributions from net investment income	(.062)	(.278)B	(.246)B	(.196)	–	(.197)
Distributions from net realized gain	(.020)	(.092)B	(.102)B	–	–	(.100)
Tax return of capital	–	–	(.010)	(.036)	(.182)	(.007)
Total distributions	(.082)	(.370)	(.358)	(.232)	(.182)	(.304)
Net asset value, end of period	$9.88	$10.03	$9.61	$8.70	$9.19	$8.61
Total ReturnC,D	(.66)%	8.36%	14.64%	(2.82)%	8.90%	2.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.95%	1.10%	1.18%	1.30%	1.14%
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.98%G	2.39%	2.53%	2.65%	1.82%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$92,561	$96,584	$61,759	$30,263	$32,493	$41,569
Portfolio turnover rateH	66%G	59%	85%	83%	150%	105%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$9.61	$8.70	$9.19	$8.61	$8.68
Income from Investment Operations
Net investment income (loss)A	.098	.234	.239	.237	.163	.179
Net realized and unrealized gain (loss)	(.156)	.546	1.029	(.495)	.599	.055
Total from investment operations	(.058)	.780	1.268	(.258)	.762	.234
Distributions from net investment income	(.062)	(.278)B	(.246)B	(.196)	–	(.197)
Distributions from net realized gain	(.020)	(.092)B	(.102)B	–	–	(.100)
Tax return of capital	–	–	(.010)	(.036)	(.182)	(.007)
Total distributions	(.082)	(.370)	(.358)	(.232)	(.182)	(.304)
Net asset value, end of period	$9.88	$10.02	$9.61	$8.70	$9.19	$8.61
Total ReturnC,D	(.56)%	8.25%	14.64%	(2.82)%	8.90%	2.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.97%	1.03%	1.14%	1.30%	1.16%
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.99%G	2.39%	2.53%	2.65%	1.81%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$9,365	$9,952	$4,309	$1,265	$1,333	$2,415
Portfolio turnover rateH	66%G	59%	85%	83%	150%	105%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$9.61	$8.70	$8.92
Income from Investment Operations
Net investment income (loss)B	.099	.244	.247	.065
Net realized and unrealized gain (loss)	(.157)	.556	1.021	(.164)
Total from investment operations	(.058)	.800	1.268	(.099)
Distributions from net investment income	(.062)	(.278)C	(.246)C	(.102)
Distributions from net realized gain	(.020)	(.092)C	(.102)C	–
Tax return of capital	–	–	(.010)	(.019)
Total distributions	(.082)	(.370)	(.358)	(.121)
Net asset value, end of period	$9.90	$10.04	$9.61	$8.70
Total ReturnD,E	(.56)%	8.46%	14.64%	(1.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%H	.91%	1.05%	.95%H
Expenses net of fee waivers, if any	.66%H	.66%	.66%	.66%H
Expenses net of all reductions	.66%H	.66%	.66%	.66%H
Net investment income (loss)	2.07%H	2.48%	2.61%	2.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,009	$3,017	$3,004	$100
Portfolio turnover rateI	66%H	59%	85%	83%

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,252,293
Gross unrealized depreciation	(1,190,596)
Net unrealized appreciation (depreciation)	$5,061,697
Tax cost	$121,713,807

The Fund elected to defer to its next fiscal year approximately $1,082,652 of ordinary losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(324,558)	$(112,555)
Swaps	(18,621)	(37,463)
Total Credit Risk	(343,179)	(150,018)
Foreign Exchange Risk
Forward Foreign Currency Contracts	824,983	631,346
Total Foreign Exchange Risk	824,983	631,346
Interest Rate Risk
Futures Contracts	(2,789,713)	1,085,073
Total Interest Rate Risk	(2,789,713)	1,085,073
Totals	$(2,307,909)	$1,566,401

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	55,636,915	38,546,348

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,691	$1,098
Class M	-%	.25%	2,524	942
Class C	.75%	.25%	11,655	3,846
			$19,870	$5,886

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$667
Class M	39
Class C(a)	13
$719

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,969.17
Class M	2,548.25
Class C	2,964.25
Global Credit	55,693.12
Class I	7,177.15
Class Z	2,518.05
	$74,869

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Credit Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Credit Fund	$118

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$5,634
Class M	1.00%	3,283
Class C	1.75%	3,837
Global Credit	.75%	90,623
Class I	.75%	10,789
Class Z	.66%	9,901
		$124,067

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $84.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $115.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$35,270	$160,429
Class M	15,710	69,153
Class C	14,227	64,019
Global Credit	800,315	3,195,290
Class I	80,816	317,963
Class Z	76,056	94,143
Total	$1,022,394	$3,900,997

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Global Credit Fund
Class A
Shares sold	62,514	140,159	$614,955	$1,381,086
Reinvestment of distributions	3,565	16,130	34,672	157,956
Shares redeemed	(70,287)	(186,415)	(689,035)	(1,811,822)
Net increase (decrease)	(4,208)	(30,126)	$(39,408)	$(272,780)
Class M
Shares sold	18,397	14,212	$181,238	$135,264
Reinvestment of distributions	1,597	6,986	15,531	68,516
Shares redeemed	(24,447)	(17,359)	(239,661)	(161,259)
Net increase (decrease)	(4,453)	3,839	$(42,892)	$42,521
Class C
Shares sold	19,041	37,062	$187,792	$366,121
Reinvestment of distributions	1,445	6,446	14,076	63,405
Shares redeemed	(38,900)	(21,831)	(379,927)	(213,184)
Net increase (decrease)	(18,414)	21,677	$(178,059)	$216,342
Global Credit
Shares sold	2,062,165	6,812,945	$20,339,635	$66,891,182
Reinvestment of distributions	79,125	314,561	770,075	3,096,174
Shares redeemed	(2,407,110)	(3,922,900)	(23,552,998)	(37,153,274)
Net increase (decrease)	(265,820)	3,204,606	$(2,443,288)	$32,834,082
Class I
Shares sold	335,544	878,150	$3,289,736	$8,653,237
Reinvestment of distributions	8,225	31,941	79,993	314,824
Shares redeemed	(388,596)	(365,862)	(3,791,045)	(3,489,578)
Net increase (decrease)	(44,827)	544,229	$(421,316)	$5,478,483
Class Z
Shares sold	1,451,109	263,485	$14,289,573	$2,548,551
Reinvestment of distributions	7,712	9,297	75,128	91,594
Shares redeemed	(142,295)	(284,907)	(1,400,366)	(2,608,727)
Net increase (decrease)	1,316,526	(12,125)	$12,964,335	$31,418

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Global Credit Fund	25%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Global Credit Fund
Class A	1.00%
Actual		$1,000.00	$992.70	$4.94
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$992.70	$4.94
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$989.00	$8.63
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$993.40	$3.71
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$994.40	$3.71
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class Z	.66%
Actual		$1,000.00	$994.40	$3.26
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GLB-SANN-0821
1.939064.109

Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Texas	12.6
Illinois	11.3
Florida	9.2
New York	6.6
California	5.4

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	34.2
Health Care	14.8
Transportation	14.6
Special Tax	6.5
Electric Utilities	5.8

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	6.8%
AA,A	70.3%
BBB	12.6%
BB and Below	1.4%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/22	1,000	1,035
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	43,790	49,804
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,973
5% 3/1/30	6,125	7,266
5% 3/1/31	6,135	7,274
5% 3/1/32	4,930	5,844
5% 3/1/33	7,165	8,498
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	750	795
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,247
5% 3/1/27	3,915	4,513
5% 3/1/28	4,225	4,847
5% 3/1/29	3,465	3,955
5% 3/1/30	4,180	4,750

TOTAL ALABAMA		107,801

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,495
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,934

TOTAL ALASKA		17,429

Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	3,090	3,127
5% 10/1/22	3,290	3,487
5% 10/1/23	4,320	4,781
Arizona State Lottery Rev. Series 2019, 5% 7/1/24	4,000	4,558
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	63,345	71,477
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (a)(b)	4,925	5,043
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,899
5% 7/1/32	2,915	3,594
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	624
5% 5/15/41	1,000	1,146
5% 5/15/56	2,625	2,973
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,120
5% 7/1/28	7,255	8,493
5% 7/1/29	7,905	9,251
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (FSA Insured)	1,765	2,012
5% 7/1/25 (FSA Insured)	2,065	2,434
5% 7/1/26 (FSA Insured)	3,565	4,189
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	4,448
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,308
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	2,570	2,684
6% 1/1/48 (c)	6,260	6,488
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,610	15,245
Series B, 5%, tender 10/18/22 (a)	14,370	15,236
Series C, 5%, tender 10/18/24 (a)	9,710	11,187
Series 2016 A:
4% 1/1/24	6,310	6,891
5% 1/1/22	2,430	2,488
5% 1/1/23	4,855	5,204
5% 1/1/24	1,990	2,223
5% 1/1/25	7,560	8,765
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/33	7,320	9,827
5% 7/1/34	12,000	16,072
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (b)	2,185	2,713
5% 7/1/28 (b)	3,085	3,801
5% 7/1/42 (b)	2,210	2,688
Series 2019 A, 5% 7/1/49	1,500	1,889
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,179
5% 7/1/30	3,680	4,463
5% 7/1/31	1,255	1,516
5% 7/1/32	3,675	4,429
5% 7/1/36	1,000	1,194
5% 7/1/39	1,090	1,294
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/22 (Escrowed to Maturity)	485	508
5% 7/1/23	1,070	1,122
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,195
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	5,093
5% 7/1/24	1,410	1,606
5% 7/1/25	2,285	2,694
5% 7/1/27	3,000	3,745

TOTAL ARIZONA		305,403

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,121
California - 5.1%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,317
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,577
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,586
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,130	2,173
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,699
Series 2016:
5% 8/1/26	14,065	17,213
5% 8/1/29	6,970	8,514
5% 9/1/29	2,755	3,374
Series 2017, 5% 8/1/30	14,245	17,779
Series 2019:
5% 4/1/27	7,900	9,832
5% 4/1/30	18,800	25,011
Series 2020:
4% 3/1/23	3,535	3,761
4% 3/1/24	6,790	7,467
4% 3/1/26	3,300	3,835
4% 11/1/34	5,000	6,220
4% 11/1/35	1,000	1,242
4% 3/1/36	2,615	3,196
4% 11/1/36	9,885	12,241
5% 11/1/31	21,985	29,464
5% 11/1/31	3,500	4,691
5% 11/1/32	6,245	8,345
5% 11/1/32	10,000	13,362
Series 2021:
4% 12/1/22	7,515	7,925
5% 12/1/22	3,385	3,617
5% 12/1/23	9,020	10,062
5% 12/1/24	3,800	4,402
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,262
Series 2011 D, 5% 8/15/35 (Pre-Refunded to 8/15/21 @ 100)	2,915	2,932
Series 2020 A:
4% 4/1/35	1,170	1,411
4% 4/1/36	5,000	6,011
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,886	4,550
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	11,000	11,085
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 0.22%, tender 7/1/21 (a)(b)	13,800	13,800
Series 2021 B, 0.3%, tender 7/1/21 (a)(b)	7,500	7,500
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (a)(b)	10,845	10,939
Series 2020, 0.2%, tender 9/1/21 (a)(b)	8,900	8,900
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 0.15%, tender 7/1/21 (a)	2,100	2,100
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 0.2%, tender 8/2/21 (a)(b)(c)	15,205	15,205
Series 2017 A1, 0.18%, tender 7/15/21 (a)(b)(c)	1,800	1,800
Series 2017 A2, 0.18%, tender 7/15/21 (a)(b)(c)	4,000	4,000
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	600	540
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	495	446
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	3,933
5.25% 10/1/25	3,885	3,933
Series 2012 A:
5% 4/1/22	2,040	2,114
5% 4/1/23	4,855	5,029
Series 2012 G:
5% 11/1/23	970	1,033
5% 11/1/24	970	1,032
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21 (Escrowed to Maturity)	2,430	2,478
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (a)	15,715	20,721
Series 2015, 5% 2/1/45	4,090	4,296
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,293
Series 2017 A1:
5% 6/1/25	3,885	4,561
5% 6/1/26	970	1,175
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,751
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (b)	1,000	1,253
Series A, 5% 5/15/24 (b)	2,465	2,789
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A, 5% 7/1/29	9,710	11,235
Series B, 5% 7/1/50	4,055	5,223
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	4,648
5% 7/1/27	7,615	9,568
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 0.28%, tender 5/21/24 (a)(d)	7,470	7,470
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	970
5% 7/1/23	3,690	3,690
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,013
5% 8/1/28	970	1,142
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	5,833
Port of Oakland Rev.:
Series 2012 P, 5% 5/1/22 (b)	4,855	5,038
Series H, 5% 5/1/26 (b)	1,250	1,495
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,327
5% 9/1/28	1,550	1,817
5% 9/1/32	1,630	1,877
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,848
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (b)	3,280	4,016
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23 (Pre-Refunded to 4/15/22 @ 100)	8,645	8,974
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/30 (b)	795	1,037
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/22 (Escrowed to Maturity)	1,075	1,119
Series 2019 A:
5% 5/1/37 (b)	3,290	4,138
5% 5/1/49 (b)	15,380	18,992
Series A, 5% 5/1/44 (b)	3,170	3,529
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,826
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	7,665	8,064

TOTAL CALIFORNIA		509,811

Colorado - 2.3%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,262
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,240
5%, tender 11/19/26 (a)	10,090	12,375
Series 2019 A1, 5% 8/1/36	4,000	5,044
Series 2019 A2, 5% 8/1/44	16,590	20,612
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	12,460	12,425
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,488
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,045	2,291
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	727
4% 7/15/35	1,900	2,285
4% 7/15/38	700	833
4% 7/15/39	1,800	2,356
5% 1/15/30	500	645
5% 7/15/30	350	456
5% 1/15/31	500	658
5% 7/15/31	500	656
5% 1/15/32	700	917
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,862
5% 6/1/31	1,580	2,025
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	649
4% 11/15/37	670	825
5% 11/15/33	400	535
5% 11/15/33	700	935
5% 11/15/34	685	913
5% 11/15/36	440	584
5% 11/15/37	635	840
5% 11/15/38	885	1,166
Seriess 2020, 5% 11/15/35	460	611
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,140
Series 2019 C, 5%, tender 11/15/24 (a)	36,390	41,110
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (b)	4,650	4,951
Series 2017 A:
5% 11/15/24 (b)	2,230	2,567
5% 11/15/27 (b)	1,025	1,280
5% 11/15/28 (b)	5,890	7,309
5% 11/15/29 (b)	4,855	6,024
5% 11/15/30 (b)	3,885	4,810
Series 2018 A:
5% 12/1/30 (b)	7,475	9,826
5% 12/1/31 (b)	15,915	19,964
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,445
0% 9/1/37	2,915	2,044
0% 9/1/38	3,650	2,483
Series 2020 A:
5% 9/1/28	2,000	2,545
5% 9/1/34	1,135	1,483
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	23,355	24,509

TOTAL COLORADO		235,705

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,083
Series 2016 A, 5% 3/15/26	2,940	3,550
Series 2016 E:
5% 10/15/26	3,445	4,234
5% 10/15/29	4,975	6,075
Series 2018 E:
5% 9/15/27	4,050	5,097
5% 9/15/28	4,000	5,149
5% 9/15/29	4,000	5,115
5% 9/15/30	4,000	5,084
Series 2018 F, 5% 9/15/27	1,000	1,259
Series 2019 A:
5% 4/15/30	2,345	3,029
5% 4/15/34	2,635	3,364
5% 4/15/35	915	1,166
Series 2020 B, 5% 1/15/26	975	1,171
Series 2021 D:
5% 7/15/22 (e)	4,295	4,494
5% 7/15/23 (e)	3,425	3,747
Series A:
3% 1/15/22	1,475	1,498
3% 1/15/23	2,030	2,119
3% 1/15/24	1,300	1,390
4% 1/15/24	880	963
Series B, 5% 1/15/25	2,000	2,324
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,318
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,250	5,324
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	8,175
Series 2017 B, 0.55%, tender 7/3/23 (a)	750	753
Series 2020 B, 5%, tender 1/1/27 (a)	2,555	3,121
Series 2018 S:
5% 7/1/26	2,200	2,643
5% 7/1/29	970	1,218
Series 2019 A, 5% 7/1/34 (c)	6,000	6,455
Series 2019 Q-1:
5% 11/1/22	1,630	1,732
5% 11/1/24	1,760	2,021
5% 11/1/25	1,205	1,428
5% 11/1/27	3,115	3,890
5% 11/1/28	1,780	2,273
Series 2020 A:
4% 7/1/36	1,750	2,064
4% 7/1/38	1,580	1,855
5% 7/1/29	1,000	1,296
5% 7/1/30	1,830	2,367
5% 7/1/31	2,975	3,832
5% 7/1/33	4,925	6,309
5% 7/1/34	2,050	2,619
5% 7/1/35	3,200	4,082
Series 2020 K, 4% 7/1/45	350	404
Series N:
4% 7/1/39	4,400	4,996
4% 7/1/49	3,025	3,381
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A:
5% 5/1/23	1,335	1,453
5% 5/1/29	3,675	4,786
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,526	1,650
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,032
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,161
5% 11/1/27	2,050	2,576
5% 11/1/28	1,260	1,626

TOTAL CONNECTICUT		164,751

Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	4,110	4,195
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	2,790	3,621
Series 2020 A, 5% 1/1/31	3,700	4,901
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,867

TOTAL DELAWARE		15,584

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	2,984
5% 1/1/24	1,235	1,376
5% 1/1/25	2,670	2,971

TOTAL DELAWARE, NEW JERSEY		7,331

District Of Columbia - 1.8%
District of Columbia Income Tax Rev.:
Series 2011 A:
5% 12/1/36	2,590	2,639
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,490	1,520
Series 2020 A:
5% 3/1/22	1,200	1,239
5% 3/1/24	1,570	1,766
Series 2020 B:
5% 10/1/22	1,880	1,995
5% 10/1/23	10,000	11,072
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,397
4% 10/1/36	1,760	2,069
4% 10/1/37	1,770	2,074
4% 10/1/38	735	859
5% 10/1/33	1,250	1,585
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	3,075	3,111
5% 10/1/23 (b)	3,270	3,308
5% 10/1/24 (b)	2,955	2,990
5% 10/1/25 (b)	3,985	4,032
Series 2017 A:
5% 10/1/31 (b)	2,335	2,902
5% 10/1/34 (b)	1,940	2,403
5% 10/1/36 (b)	1,820	2,253
Series 2018 A:
5% 10/1/28 (b)	3,885	4,953
5% 10/1/29 (b)	4,030	5,101
5% 10/1/30 (b)	3,165	4,007
5% 10/1/31 (b)	4,540	5,748
Series 2019 A:
5% 10/1/21 (b)	1,390	1,406
5% 10/1/22 (b)	795	842
5% 10/1/23 (b)	1,160	1,283
5% 10/1/24 (b)	2,395	2,750
5% 10/1/25 (b)	1,530	1,813
Series 2021 A:
4% 10/1/37 (b)(e)	1,680	2,047
4% 10/1/38 (b)(e)	1,865	2,267
5% 10/1/30 (b)(e)	7,470	9,867
5% 10/1/31 (b)(e)	12,695	17,091
5% 10/1/32 (b)(e)	18,670	25,056
5% 10/1/33 (b)(e)	18,370	24,570
5% 10/1/34 (b)(e)	4,480	5,975
5% 10/1/35 (b)(e)	3,985	5,305
5% 10/1/36 (b)(e)	3,175	4,218
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,836

TOTAL DISTRICT OF COLUMBIA		183,349

Florida - 9.1%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,414
5% 7/1/23	2,530	2,767
5% 7/1/27	4,285	5,307
5% 7/1/28	7,045	8,932
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,638
5% 7/1/30	7,240	8,204
Series 2015 C, 5% 7/1/24	2,915	3,294
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,189
Series 2015 A, 5% 10/1/34 (b)	2,000	2,327
Series 2017:
5% 10/1/23 (b)	1,000	1,105
5% 10/1/30 (b)	2,050	2,530
5% 10/1/31 (b)	3,100	3,815
5% 10/1/35 (b)	1,000	1,225
Series 2019 B:
5% 10/1/28 (b)	6,000	7,644
5% 10/1/29 (b)	5,000	6,485
Series A:
5% 10/1/29 (b)	4,090	4,788
5% 10/1/31 (b)	2,915	3,391
5% 10/1/32 (b)	3,885	4,520
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,601
5% 9/1/32	1,055	1,364
Series 2019 B:
4% 9/1/37 (b)	1,970	2,310
5% 9/1/28 (b)	710	909
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,517
5% 7/1/26	4,320	4,517
Series 2012 A:
5% 7/1/21	5,225	5,225
5% 7/1/22	4,855	5,091
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,210
Series 2015 A:
5% 7/1/26	11,170	13,164
5% 7/1/27	8,900	10,481
5% 7/1/28	3,885	4,565
Series 2015 B:
5% 7/1/25	2,100	2,460
5% 7/1/26	11,335	13,368
5% 7/1/27	7,670	9,026
5% 7/1/28	13,120	15,428
Series 2016, 5% 7/1/32	2,430	2,904
Series 2020 A, 5% 7/1/31	3,000	3,948
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,539
5% 10/1/34	1,250	1,570
5% 10/1/35	500	626
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	6,420
Series 2021:
5% 7/1/23 (FSA Insured)	1,050	1,149
5% 7/1/24 (FSA Insured)	885	1,007
5% 7/1/26 (FSA Insured)	4,140	5,033
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/22	2,545	2,657
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	688
5% 10/1/23	810	895
5% 10/1/24	740	849
5% 10/1/25	1,115	1,322
5% 10/1/31	2,445	3,192
5% 10/1/34	5,390	6,987
5% 10/1/36	3,000	3,868
5% 10/1/37	6,135	7,884
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,285
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,224
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,342
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,980
5% 7/1/28	970	1,131
5% 7/1/30	6,440	7,498
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	5,303
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,194
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,932
5% 3/1/30	1,715	2,010
5% 3/1/31	1,805	2,106
5% 3/1/32	1,890	2,199
Series 2019:
5% 10/1/28	1,060	1,330
5% 10/1/30	1,500	1,902
5% 10/1/31	1,750	2,202
5% 10/1/32	1,305	1,632
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,073
5% 10/1/28	5,000	5,800
5% 10/1/29	2,645	3,056
5% 10/1/30	2,405	2,769
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,151
5% 10/1/31	1,940	2,353
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,644
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	2,910
Series 2015 B:
5% 10/1/24	970	1,114
5% 10/1/27	1,455	1,719
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)	3,380	4,183
5% 10/1/30 (b)	1,970	2,431
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28	1,245	1,446
5% 6/1/35	2,430	2,780
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/21 (b)	1,260	1,270
5% 9/1/22 (b)	1,600	1,684
5% 9/1/23 (b)	1,940	2,125
5% 9/1/24 (b)	2,135	2,420
5% 9/1/25 (b)	2,150	2,520
5% 9/1/26 (b)	2,200	2,647
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (b)	3,285	3,976
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	9,015
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,922
5% 7/1/25	1,940	2,255
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	8,066
Series A:
4% 10/1/35	5,000	5,919
5% 10/1/30	5,055	6,481
5% 10/1/31	2,625	3,412
5% 10/1/32	4,385	5,685
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,116
5% 10/1/23	5,165	5,478
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	1,102
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,987
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	551
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (b)	1,330	1,469
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,616
Series 2019 A1:
5% 4/1/33	1,650	2,093
5% 4/1/34	3,250	4,112
5% 4/1/35	6,325	7,990
5% 4/1/37	2,190	2,753
5% 4/1/39	1,500	1,878
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,296
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (b)	2,915	3,087
5% 10/1/23 (b)	250	265
5% 10/1/24 (b)	9,710	10,274
5% 10/1/24	2,100	2,225
Series 2014 A:
5% 10/1/27 (b)	1,770	2,014
5% 10/1/29 (b)	2,725	3,091
5% 10/1/33 (b)	5,440	6,145
5% 10/1/37	7,185	8,181
Series 2015 A:
5% 10/1/21 (b)	2,710	2,742
5% 10/1/35 (b)	2,430	2,747
Series 2016 A:
5% 10/1/30	2,430	2,931
5% 10/1/31	970	1,168
Series 2017 B, 5% 10/1/40 (b)	2,400	2,917
Series 2020 A:
4% 10/1/36	2,000	2,407
4% 10/1/38	2,250	2,694
5% 10/1/32	2,150	2,819
5% 10/1/33	3,325	4,346
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,317
Series 2016:
5% 10/1/28	5,385	6,588
5% 10/1/29	3,985	4,860
5% 10/1/30	7,215	8,790
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	7,990
Series 2014 A, 5% 7/1/44	2,815	3,144
Series 2016 A:
5% 7/1/32	3,865	4,629
5% 7/1/33	3,205	3,835
Series A:
5% 7/1/31	1,455	1,744
5% 7/1/34	970	1,159
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,391
Series 2016 A:
5% 7/1/29	10,905	14,310
5% 7/1/31	11,690	15,523
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,020
5% 11/1/25	11,880	13,662
5% 11/1/26	7,720	8,850
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,779
Series 2015 B, 5% 5/1/28	13,295	15,427
Series 2015 D:
5% 2/1/29	3,935	4,659
5% 2/1/30	6,310	7,452
Series 2016 A:
5% 8/1/27	7,340	8,893
5% 5/1/31	19,200	22,842
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,240
5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,625	1,704
Miami-Dade County Wtr. & Swr. Rev. Series 2021:
4% 10/1/48	3,330	3,986
4% 10/1/51	7,750	9,247
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	12,285	12,728
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	5,050	5,232
Series 2016 A, 5% 10/1/39	3,100	3,727
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,089
Series 2015 C, 5% 8/1/29	6,800	7,979
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,827
5% 10/1/25	875	1,043
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	367
5% 12/1/24 (Escrowed to Maturity)	660	763
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/25	1,805	2,093
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,672
Series 2015 B:
5% 8/1/25	1,580	1,866
5% 8/1/26	10,160	12,056
5% 8/1/27	8,045	9,536
5% 8/1/28	5,325	6,281
Series 2015 D:
5% 8/1/26	23,370	27,732
5% 8/1/27	10,595	12,558
5% 8/1/28	3,620	4,270
Series 2017 A, 5% 8/1/26	21,905	26,673
Series 2018 A:
5% 8/1/22	1,865	1,963
5% 8/1/23	1,115	1,225
5% 8/1/24	1,270	1,450
5% 8/1/25	4,550	5,373
5% 8/1/26	1,880	2,289
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,450
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (FSA Insured)	3,000	3,953
5% 8/1/34 (FSA Insured)	2,250	2,956
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	576
5% 7/1/39	1,000	1,204
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,115
5% 7/1/27	4,130	4,496
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,122
5% 7/1/24	1,700	1,929
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,629
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,808
5% 8/15/25	3,980	4,693
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,095	1,116
Series 2015 A, 5% 12/1/40	1,750	1,983
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,372
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,492
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	1,930
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	469
4% 10/15/36	375	439
4% 10/15/38	750	874
4% 10/15/39	1,000	1,163
5% 10/15/44	1,365	1,693
5% 10/15/49	2,560	3,158
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,739
Series 2019:
5% 8/1/22	3,250	3,419
5% 8/1/23	3,450	3,788
5% 8/1/24	1,800	2,055

TOTAL FLORIDA		916,393

Georgia - 2.4%
Atlanta Arpt. Rev. Series 2020 A:
5% 7/1/26	4,290	5,228
5% 7/1/27	9,365	11,717
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,130
5% 11/1/29	2,430	2,824
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,995
5% 7/1/27	1,500	1,880
5% 7/1/38	2,000	2,566
5% 7/1/39	1,250	1,600
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,000	2,068
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,322
Series 2012, 1.7%, tender 8/22/24 (a)	9,660	9,992
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,270
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,806
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	12,665	15,027
Series 2019 B, 5%, tender 7/1/29 (a)	10,100	12,860
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,453
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,140
5% 7/1/26	1,000	1,218
5% 7/1/28	2,000	2,570
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,803
5% 7/1/36	1,300	1,675
5% 7/1/37	1,600	2,057
5% 7/1/39	1,250	1,600
Series 2019, 5% 6/15/44	2,365	2,970
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	10,573
4% 8/1/35	15,000	18,501
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,210
5% 1/1/28	520	650
5% 1/1/29	1,140	1,453
5% 1/1/31	700	880
5% 1/1/32	515	646
5% 1/1/33	1,200	1,501
Series 2020 A:
4% 1/1/34	1,870	2,242
5% 11/1/27	600	752
5% 11/1/28	820	1,052
5% 11/1/29	935	1,224
5% 1/1/31	1,000	1,312
5% 1/1/31	1,250	1,641
5% 1/1/32	1,150	1,504
5% 1/1/32	1,000	1,308
5% 1/1/33	1,000	1,304
5% 1/1/35	1,000	1,297
Series GG:
5% 1/1/24	3,520	3,761
5% 1/1/25	1,215	1,296
5% 1/1/26	4,855	5,170
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,563
Series Q, 5% 10/1/22	1,940	2,055
Series S:
5% 10/1/22	1,240	1,314
5% 10/1/24	2,355	2,492
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,507
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,266
Series 2018 A, 4% 3/1/23	1,700	1,807
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/34	3,500	4,640

TOTAL GEORGIA		240,692

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (b)	925	1,105
4% 7/1/37 (b)	1,385	1,650
4% 7/1/38 (b)	1,400	1,664
4% 7/1/39 (b)	1,500	1,776
4% 7/1/40 (b)	535	632
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,608
5% 1/1/35	5,000	6,368
Series 2019, 5% 1/1/30	5,140	6,646
Series 2020 A:
4% 7/1/33 (b)	1,000	1,202
4% 7/1/35 (b)	280	335
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,106
5% 9/1/26	3,110	3,812
Series 2019 A:
5% 9/1/27	2,000	2,515
5% 9/1/30	6,500	8,290
Series 2019 D, 5% 8/1/26	4,500	5,502
Series 2020 F:
5% 7/1/33	1,955	2,587
5% 7/1/34	860	1,132
Series C:
4% 7/1/34	850	1,039
4% 7/1/37	750	910
4% 7/1/39	1,200	1,444
4% 7/1/40	1,250	1,502
4% 7/1/41	1,000	1,203
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	6,184
5% 10/1/30	4,280	5,735
Series 2020 D, 5% 10/1/29	1,025	1,350

TOTAL HAWAII		70,297

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	2,955	2,960
5% 7/15/22	3,285	3,446
5% 7/15/23	1,575	1,725
5% 7/15/24	1,260	1,434
5% 7/15/25	1,260	1,483
5% 7/15/27	3,140	3,914
Series 2019 A, 4% 1/1/50	1,010	1,124
Series 2021 A:
4% 7/15/36	750	915
4% 7/15/37	750	912
4% 7/15/38	1,750	2,122
4% 7/15/39	500	605

TOTAL IDAHO		20,640

Illinois - 11.1%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	765
0% 1/1/28	575	528
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,483
Series 2011 A:
5% 12/1/41	2,075	2,112
5.5% 12/1/39	5,730	5,844
Series 2012 A, 5% 12/1/42	1,880	1,977
Series 2015 C, 5.25% 12/1/39	1,455	1,639
Series 2016 B, 6.5% 12/1/46	700	878
Series 2017 A, 7% 12/1/46 (c)	2,400	3,188
Series 2017 C, 5% 12/1/26	905	1,099
Series 2017 D, 5% 12/1/27	2,500	3,112
Series 2017 H, 5% 12/1/36	5,215	6,366
Series 2018 A:
5% 12/1/24	560	641
5% 12/1/27	6,280	7,819
5% 12/1/33	700	880
5% 12/1/34	1,400	1,756
Series 2018 C:
5% 12/1/24	725	830
5% 12/1/26	4,625	5,618
5% 12/1/46	5,795	7,140
Series 2019 A:
5% 12/1/24	2,300	2,634
5% 12/1/28	6,520	8,294
5% 12/1/28	510	649
5% 12/1/29	930	1,206
5% 12/1/30	900	1,162
5% 12/1/32	1,250	1,605
Series 2021 A:
5% 12/1/32	2,165	2,823
5% 12/1/34	3,250	4,219
5% 12/1/35	2,560	3,316
5% 12/1/36	2,800	3,617
Series 2021 B, 5% 12/1/31	3,250	4,255
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (b)	2,980	3,285
5% 1/1/32 (b)	6,310	6,954
Series 2014 B:
5% 1/1/22	970	993
5% 1/1/24	3,235	3,612
Series 2016 A:
5% 1/1/29 (b)	2,155	2,535
5% 1/1/30 (b)	3,290	3,872
5% 1/1/31 (b)	3,850	4,532
Series 2016 B, 5% 1/1/41	3,390	3,991
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22	1,700	1,740
Series 2012 B, 5% 1/1/22 (b)	6,800	6,960
Series 2015 A, 5% 1/1/24 (b)	1,045	1,162
Series 2015 B, 5% 1/1/32	5,235	6,028
Series 2015 C, 5% 1/1/24 (b)	1,245	1,385
Series 2016 C:
5% 1/1/22	2,355	2,411
5% 1/1/23	2,595	2,778
5% 1/1/24	1,455	1,625
5% 1/1/25	2,285	2,646
5% 1/1/26	1,940	2,320
5% 1/1/33	2,305	2,726
5% 1/1/34	2,670	3,158
Series 2016 D, 5% 1/1/52	6,740	8,140
Series 2017 D:
5% 1/1/27 (b)	2,415	2,945
5% 1/1/28 (b)	460	558
5% 1/1/31 (b)	2,850	3,420
5% 1/1/33 (b)	1,455	1,752
Series 2018 A:
5% 1/1/48 (b)	3,585	4,387
5% 1/1/53 (b)	6,110	7,448
Series 2018 B, 5% 1/1/53	2,155	2,652
Series 2020 A:
4% 1/1/35	22,440	26,747
4% 1/1/36	3,715	4,414
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (b)	2,470	2,963
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017:
5% 6/1/22	1,685	1,758
5% 6/1/23	1,520	1,656
Series 2021:
5% 6/1/27	2,250	2,788
5% 6/1/28	2,500	3,166
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,289
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	994
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,013
5% 12/15/24	1,310	1,369
Series 2012 C, 5% 12/15/25	2,060	2,153
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/24	1,455	1,482
Series 2012 C:
5% 11/15/22	2,325	2,478
5% 11/15/23	4,835	5,146
5% 11/15/24	18,115	19,267
5% 11/15/25 (FSA Insured)	505	537
Series 2021 A:
3% 11/15/21	600	606
5% 11/15/22	3,725	3,970
5% 11/15/23	1,050	1,166
5% 11/15/24	1,150	1,322
5% 11/15/25	1,150	1,363
5% 11/15/26	2,300	2,804
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,917
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,448
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,838
Illinois Fin. Auth. Series 2020 A:
5% 8/15/30	2,170	2,895
5% 8/15/31	1,060	1,408
5% 8/15/32	1,500	1,984
5% 8/15/33	1,250	1,646
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,400
5% 8/1/24	1,480	1,641
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	656
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,636
5% 7/15/26	1,940	2,362
5% 7/15/28	2,040	2,579
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,592
5% 5/15/30	9,845	12,474
5% 5/15/31	21,400	27,005
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,125
5% 2/15/29	10,570	12,981
5% 2/15/36	2,200	2,673
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,392
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	990
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,305
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,024
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	17,556
Series E, 2.25%, tender 4/29/22 (a)	1,820	1,851
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,071
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	1,435	1,495
Series 2012:
5% 9/1/32	7,865	8,236
5% 9/1/38	10,595	11,142
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,374
Series 2013:
5% 11/15/26	2,600	2,762
5% 11/15/29	780	826
5% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	7,665	7,973
Series 2015 A:
5% 11/15/21	410	417
5% 5/15/25	760	881
5% 11/15/27	1,015	1,196
5% 11/15/28	1,215	1,431
5% 11/15/29	1,830	2,153
5% 11/15/32	3,375	3,965
5% 11/15/35	1,500	1,760
Series 2015 B, 5% 11/15/26	2,940	3,443
Series 2015 C:
5% 8/15/35	5,925	6,895
5% 8/15/44	28,260	32,638
Series 2016 A:
5% 2/15/24	1,455	1,634
5% 2/15/25	995	1,159
5% 2/15/26	1,455	1,750
5% 7/1/30	2,545	3,041
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,906
5% 7/1/34	1,650	1,953
5% 7/1/36	5,715	6,744
5% 2/15/45	1,600	1,868
Series 2016 C:
3.75% 2/15/34	1,250	1,416
4% 2/15/36	5,330	6,110
5% 2/15/24	565	635
5% 2/15/31	1,650	2,020
5% 2/15/32	12,195	14,909
5% 2/15/33	4,855	5,927
5% 2/15/41	6,865	8,303
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,847
5% 5/15/29	1,330	1,583
5% 12/1/29	1,755	2,108
5% 12/1/40	4,765	5,674
5% 12/1/46	3,250	3,843
Series 2017 A:
5% 1/1/34	2,485	2,974
5% 8/1/47	750	879
Series 2017:
5% 7/1/29	5,030	6,201
5% 1/1/30	4,855	5,969
5% 7/1/31	8,630	10,584
Series 2018 A, 5% 1/1/44	19,010	22,935
Series 2019:
5% 9/1/29	650	847
5% 9/1/31	500	642
5% 9/1/32	1,000	1,278
5% 9/1/34	1,100	1,392
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,786
Series 2012 A:
4% 1/1/23	2,130	2,170
5% 1/1/33	3,495	3,577
Series 2012:
5% 8/1/21	1,555	1,561
5% 3/1/22	4,855	5,009
5% 8/1/22	6,410	6,738
5% 8/1/23	3,310	3,622
Series 2013, 5.5% 7/1/38	3,885	4,203
Series 2014:
5% 4/1/23	7,400	7,996
5% 2/1/26	2,195	2,439
5% 2/1/27	2,590	2,871
5% 4/1/28	2,070	2,300
5% 5/1/28	910	1,014
5% 5/1/32	2,430	2,677
5% 5/1/33	6,410	7,057
5.25% 2/1/31	10,195	11,261
Series 2016:
5% 1/1/22	7,905	8,093
5% 2/1/23	1,530	1,642
5% 6/1/25	7,620	8,864
5% 6/1/26	1,035	1,237
5% 2/1/27	8,355	10,137
5% 2/1/28	5,965	7,187
5% 2/1/29	5,605	6,711
Series 2017 D, 5% 11/1/25	12,765	15,035
Series 2019 B:
5% 9/1/21	5,580	5,624
5% 9/1/22	5,475	5,775
5% 9/1/23	5,580	6,125
5% 9/1/24	5,580	6,345
Series 2020 B, 5% 10/1/30	11,425	14,844
Series 2021 C:
4% 3/1/22	6,835	7,007
4% 3/1/23	7,040	7,465
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,857	9,483
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,488
Series D, 3.75% 4/1/50	2,165	2,401
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/22	4,900	5,036
5% 2/1/28	9,710	11,402
5% 2/1/31	3,465	4,067
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	2,380	2,380
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	8,000	8,686
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,566
Series 2016 A, 5% 12/1/31	1,735	2,064
Series 2019 A, 5% 1/1/44	3,730	4,686
Series A:
5% 1/1/39	2,100	2,760
5% 1/1/41	4,580	5,993
5% 1/1/45	31,035	40,056
Series C:
5% 1/1/25	3,900	4,510
5% 1/1/26	4,650	5,556
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,659
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	4,036
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	10,063
Series 2017, 5% 1/1/29	1,790	2,234
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,618
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	7,205	7,042
0% 1/15/25	7,510	7,221
0% 1/15/26	5,645	5,328
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,498
5% 2/1/27	5,825	6,777
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,535
Series 2010 B1:
0% 6/15/46 (FSA Insured)	2,160	1,171
0% 6/15/47 (FSA Insured)	3,985	2,097
Series 2002 A, 0% 6/15/31	1,755	1,457
Series 2002:
0% 12/15/23	4,015	3,923
0% 12/15/23 (Escrowed to Maturity)	100	99
Series 2012 A, 5% 6/15/42	12,500	13,047
Series 2020 A, 5% 6/15/50	38,595	48,203
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	11,403
5% 6/1/24	13,685	15,507
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,207
6.25% 10/1/38	3,785	4,235
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	5,319

TOTAL ILLINOIS		1,123,314

Indiana - 2.4%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.17%, tender 9/1/21 (a)(b)	5,000	5,000
Series A, 0.17%, tender 9/1/21 (a)(b)	20,000	19,999
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	1,550	1,549
Series 2020 B, 0.95%, tender 4/1/26 (a)(b)	2,750	2,754
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,353
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 L, 0.7%, tender 12/1/46	24,895	24,889
Series 2015 B, 1.65%, tender 1/1/22 (a)	8,410	8,472
Series 2013, 5% 8/15/25	3,020	3,323
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,143
Series 2012:
5% 3/1/22 (Escrowed to Maturity)	970	1,001
5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	1,455	1,502
5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	1,020	1,053
5% 3/1/41 (Pre-Refunded to 3/1/22 @ 100)	5,155	5,322
Series 2015, 5% 3/1/36	8,060	9,051
Series 2016:
5% 9/1/26	970	1,176
5% 9/1/29	485	577
5% 9/1/36	2,090	2,477
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,224
Series 2015 A:
5% 10/1/26	2,405	2,760
5% 10/1/28	1,145	1,311
Series 2011 A, 5.25% 10/1/24	3,910	3,959
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 2/1/23 (a)	8,885	9,116
2%, tender 2/1/23 (a)	45	46
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	3,640	3,816
Series 2021 B, 3% 7/1/50	2,700	2,960
Series A, 3% 7/1/51	1,900	2,078
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	723
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	294
5% 1/1/25	695	728
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	288
5% 1/1/26	1,895	1,984
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	807
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (b)	4,710	5,434
Series 2021 A:
5% 6/1/22	760	793
5% 6/1/24	1,800	2,026
Indianapolis Thermal Energy Sys.:
Series 2010 B, 5% 10/1/21	5,340	5,403
Series 2016 A:
5% 10/1/24	10,585	12,056
5% 10/1/25	11,400	13,404
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,443
5% 7/15/22	970	1,017
5% 7/15/23	1,295	1,389
5% 7/15/23 (Pre-Refunded to 1/15/23 @ 100)	1,325	1,422
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,367
5% 7/15/25 (Pre-Refunded to 1/15/23 @ 100)	4,205	4,517
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,491
5% 4/1/30	2,220	2,797
5% 4/1/33	1,445	1,802
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	32,790	34,917
Series 2017, 5%, tender 11/1/24 (a)(b)	2,500	2,888
Series 2019 A, 5%, tender 6/5/26 (a)(b)	12,305	14,935

TOTAL INDIANA		239,836

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,637
5% 5/15/48	1,640	1,895
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (a)(b)	4,130	4,174
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 0.375% 6/1/30	640	641

TOTAL IOWA		8,347

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	995	1,051
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	4,285	4,524
Series 2012 B, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,455	1,536
Series 2016 A:
5% 9/1/30	970	1,141
5% 9/1/32	1,115	1,311

TOTAL KANSAS		9,563

Kentucky - 2.6%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,336
5% 2/1/28	880	1,077
5% 2/1/29	530	659
5% 2/1/31	460	575
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	7,955	8,017
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	928
5% 1/1/26	585	701
5% 1/1/29	1,555	1,841
5% 1/1/30	1,625	1,921
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,119
5% 9/1/28	1,880	2,407
5% 9/1/30	520	662
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	564
4% 6/1/33	375	457
4% 6/1/35	235	285
4% 6/1/38	570	685
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,410
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,968
5% 6/1/26	1,815	2,067
5% 6/1/27	1,910	2,166
5% 6/1/28	2,005	2,264
5% 6/1/29	2,105	2,367
5% 6/1/30	2,215	2,481
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	4,151
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,420
Series D:
5% 5/1/27	970	1,197
5% 5/1/28	970	1,190
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	20,046
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	6,118
5% 5/1/29	565	709
5% 5/1/31	1,425	1,785
Series 2015, 5% 8/1/28	1,035	1,211
Series 2016 A:
5% 2/1/29	5,555	6,599
5% 2/1/30	5,670	6,733
5% 2/1/32	2,230	2,648
5% 2/1/33	2,770	3,281
Series 2016 B, 5% 11/1/26	4,825	5,901
Series 2017, 5% 4/1/27	4,625	5,695
Series 2018, 5% 5/1/22	1,430	1,487
Series A:
5% 11/1/31	2,000	2,529
5% 11/1/32	3,000	3,787
5% 11/1/33	1,500	1,884
Series C, 5% 11/1/21	6,520	6,625
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (a)	41,220	47,523
Series C1, 4%, tender 6/1/25 (a)	28,000	31,501
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	7,565	8,363
Series 2020 C, 5%, tender 10/1/26 (a)	2,595	3,168
Series 2020 D, 5%, tender 10/1/29 (a)	3,700	4,803
Series 2013 A:
5.5% 10/1/33	2,430	2,690
5.75% 10/1/38	6,245	6,937
Series 2016 A:
5% 10/1/29	17,585	21,156
5% 10/1/32	3,230	3,869
Series 2020 A, 5% 10/1/37	4,300	5,453
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	1,993
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,322

TOTAL KENTUCKY		266,731

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,346
5% 12/15/23	2,915	3,244
Series 2018 E:
5% 7/1/35	1,655	2,067
5% 7/1/36	1,795	2,237
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (b)	2,430	2,702
5% 1/1/25 (b)	2,915	3,353
5% 1/1/27 (b)	2,185	2,515
Series 2017 B:
5% 1/1/29 (b)	390	471
5% 1/1/31 (b)	730	876
5% 1/1/36 (b)	630	754
5% 1/1/37 (b)	485	580
Series 2017 D2:
5% 1/1/26 (b)	730	866
5% 1/1/29 (b)	485	586
5% 1/1/30 (b)	665	799
5% 1/1/32 (b)	1,495	1,799
5% 1/1/35 (b)	1,115	1,338
5% 1/1/38 (b)	570	680
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	9,665	10,104
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	9,120	9,329
2.1%, tender 7/1/24 (a)	4,670	4,833

TOTAL LOUISIANA		50,479

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,610
Series 2016 A:
4% 7/1/41	2,030	2,215
4% 7/1/46	2,765	3,000
5% 7/1/41	860	986
5% 7/1/46	585	667
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,625
5% 7/1/27	1,940	2,282

TOTAL MAINE		16,385

Maryland - 1.1%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	8,921
Series 2021:
5% 3/1/23	1,245	1,346
5% 3/1/25	1,520	1,778
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,252
5% 7/1/31	6,580	8,030
5% 7/1/33	6,635	8,103
Series 2017 D, 5% 7/1/33	5,630	6,875
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	5,430	6,010
Series 2019 C, 3.5% 3/1/50	4,640	5,075
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,552
5% 6/1/24	1,455	1,630
5% 6/1/25	1,455	1,679
5% 6/1/26	1,940	2,298
5% 6/1/27	1,310	1,586
5% 6/1/31	970	1,170
5% 6/1/32	970	1,166
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	567
4% 9/1/40	2,095	2,454
4% 9/1/50	2,625	3,026
(Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (b)	1,215	1,451
5% 3/31/51 (b)	2,235	2,619
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	585
4% 6/1/46	750	855
4% 6/1/51	1,000	1,136
4% 6/1/55	1,000	1,132
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2013 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,269
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,030	1,080
Series 2015:
5% 7/1/27	1,000	1,166
5% 7/1/28	1,300	1,509
5% 7/1/29	2,200	2,543
5% 7/1/31	1,000	1,149
Series 2016 A:
4% 7/1/42	1,410	1,550
5% 7/1/33	2,185	2,596
5% 7/1/34	1,600	1,897
5% 7/1/35	605	716
5% 7/1/36	1,700	2,008
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	7,488
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,887
5% 7/15/37	4,520	6,055

TOTAL MARYLAND		110,209

Massachusetts - 1.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2015 A, 5% 7/1/45	1,535	1,798
Series 2021 A1, 4% 7/1/51	5,635	6,824
Massachusetts Clean Wtr. Trust Series 2020, 5% 8/1/26	5,640	6,906
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	12,814
5% 6/1/39	10,765	13,538
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,169
Series A, 5% 1/1/31	7,500	9,553
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,428
5% 7/1/30	3,565	4,466
Series 2017, 5% 7/1/23	1,550	1,698
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,646
Series A1, 5%, tender 1/31/30 (a)	10,135	13,207
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (c)	3,958	4,416
Series 2016 A, 5% 7/15/22	2,165	2,275
Series 2017 A, 5% 1/1/40	2,980	3,589
Series 2019 S1:
5% 10/1/22	2,195	2,327
5% 10/1/23	2,400	2,652
5% 10/1/24	1,190	1,365
5% 10/1/25	2,670	3,161
Series 2019:
5% 7/1/30	1,435	1,835
5% 7/1/32	1,040	1,317
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/22	2,950	3,093
Series A, 5% 7/1/28	1,100	1,334
Series C, 5% 4/1/23	17,445	18,921
Massachusetts Port Auth. Rev.:
Series 2019 C, 5% 7/1/44 (b)	3,000	3,713
Series 2021 E:
5% 7/1/23 (b)	550	601
5% 7/1/35 (b)	2,400	3,170
5% 7/1/46 (b)	6,885	8,843
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	9,190	11,391

TOTAL MASSACHUSETTS		180,050

Michigan - 3.5%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	2,800	2,912
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,122
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,347
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,779
4% 4/1/42	600	676
5% 4/1/31	900	1,137
5% 4/1/33	1,075	1,346
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (FSA Insured)	16,655	22,560
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,056
5% 5/1/31 (FSA Insured)	4,855	5,789
5% 5/1/32 (FSA Insured)	730	870
5% 5/1/33 (FSA Insured)	3,030	3,606
Series 2017:
5% 5/1/27 (FSA Insured)	1,310	1,632
5% 5/1/29 (FSA Insured)	1,890	2,329
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,954
5% 5/15/28	2,475	2,986
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,472
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	630	641
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,199
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (a)	5,760	6,142
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	20,178
5% 4/15/35	2,720	3,278
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,082
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,844
5% 12/1/24	1,700	1,968
5% 12/1/25	2,915	3,491
5% 12/1/26	1,270	1,567
5% 12/1/27	1,215	1,537
5% 12/1/28	1,940	2,443
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (a)	1,775	1,781
Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,352
Series 2012 A:
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,333
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,001
Series 2012:
5% 11/15/36	6,895	7,304
5% 11/15/42	1,515	1,601
Series 2013:
5% 8/15/28	5,425	5,963
5% 8/15/29	1,940	2,131
Series 2015 D1:
5% 7/1/27	415	489
5% 7/1/29	970	1,138
5% 7/1/31	1,165	1,366
5% 7/1/32	970	1,136
5% 7/1/33	825	966
Series 2016:
5% 11/15/30	4,480	5,464
5% 11/15/32	1,210	1,471
Series 2020 A:
5% 6/1/30	775	1,040
5% 6/1/31	1,005	1,357
5% 6/1/32	970	1,300
5% 6/1/33	1,745	2,325
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,017
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,684
5% 12/1/25	1,260	1,509
5% 12/1/26	1,940	2,393
5% 12/1/27	1,295	1,638
5% 12/1/28	2,040	2,569
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,241
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,388
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	3,880	4,293
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	8,110	8,379
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,729
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,132
Michigan Technological Univ. Series 2021:
4% 10/1/41 (e)	1,450	1,732
4% 10/1/51 (e)	2,210	2,602
5% 10/1/30 (e)	1,645	2,176
5% 10/1/31 (e)	1,250	1,681
5% 10/1/32 (e)	1,250	1,672
5% 10/1/33 (e)	1,325	1,764
5% 10/1/34 (e)	1,405	1,862
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	35,607
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,473
5% 11/1/29	3,080	3,714
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,024
5% 9/1/24	1,940	2,181
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	712
5% 7/1/29	1,000	1,285
5% 7/1/30	425	556
5% 7/1/31	495	646
5% 7/1/32	545	710
5% 7/1/33	595	773
5% 7/1/34	385	498
5% 7/1/35	400	517
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,140
5% 5/1/31	1,400	1,806
5% 5/1/32	2,300	2,961
5% 5/1/33	1,875	2,405
5% 5/1/34	2,450	3,131
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,343
5% 5/1/31	4,660	5,635
5% 5/1/32	4,955	5,986
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	469
5% 12/1/29	245	307
5% 12/1/30	380	475
5% 12/1/31	390	486
5% 12/1/36	535	662
Series 2017 B:
5% 12/1/29 (b)	685	851
5% 12/1/30 (b)	485	601
5% 12/1/31 (b)	525	649
5% 12/1/33 (b)	375	463
5% 12/1/36 (b)	810	995
Series 2017 C:
5% 12/1/22	1,940	2,071
5% 12/1/23	2,185	2,434
5% 12/1/24	2,305	2,667
5% 12/1/25	2,150	2,573
5% 12/1/26	1,455	1,792
5% 12/1/27	1,460	1,841

TOTAL MICHIGAN		350,361

Minnesota - 0.3%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,273
Minnesota Gen. Oblig. Series 2019 B, 5% 8/1/28	2,300	2,967
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	8,585	9,433
Series 2021, 3% 7/1/51	2,370	2,597
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,682
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(c)	6,955	7,549
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,117

TOTAL MINNESOTA		27,618

Mississippi - 0.4%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,693
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	638
5% 1/1/31	1,500	1,903
5% 1/1/32	1,750	2,213
5% 1/1/34	1,065	1,339
5% 1/1/35	2,000	2,510
Series 2019 B:
5% 1/1/23	445	476
5% 1/1/25	500	572
5% 1/1/26	700	826
5% 1/1/27	1,245	1,505
5% 1/1/28	500	617
5% 1/1/29	510	642
5% 1/1/30	595	759
Bonds:
Series 2020 A2, 0.65%, tender 9/1/21 (a)	6,240	6,241
Series II, 5%, tender 3/1/27 (a)	3,025	3,596
Series IV:
5% 10/1/34	1,435	1,809
5% 10/1/38	1,675	2,095
5% 10/1/39	1,000	1,248

TOTAL MISSISSIPPI		35,682

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,173
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,428
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (b)	9,950	11,621
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	737
5% 1/1/29	550	695
5% 1/1/31	415	520
5% 1/1/34	380	473
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	748
5% 2/1/30	2,395	2,777
5% 2/1/32	2,645	3,049
5% 2/1/36	2,145	2,447
5% 2/1/45	3,495	3,947
Series 2016:
5% 5/15/29	970	1,150
5% 5/15/30	970	1,144
5% 5/15/31	970	1,141
5% 5/15/36	2,915	3,415
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,175	1,307
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,719
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	5,163
Series 2018 A, 5.125% 9/1/48	2,210	2,497

TOTAL MISSOURI		50,151

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	1,065	1,128
Series 2019 B, 4% 6/1/50	625	708
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,415
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/22	1,260	1,296
5% 2/15/23	1,990	2,136
5% 2/15/24	2,080	2,321
5% 2/15/25	1,940	2,241
5% 2/15/26	3,105	3,700

TOTAL MONTANA		14,945

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	15,350	17,389
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	3,260	3,570
Series 2019 E, 3.75% 9/1/49 (b)	3,865	4,162
Series 2020 A, 3.5% 9/1/50	3,165	3,497
Series A, 3% 9/1/45	6,515	7,129
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	5,145	5,177
Series 2016 B:
5% 1/1/31	3,885	4,611
5% 1/1/34	4,235	5,021
5% 1/1/36	5,135	6,070

TOTAL NEBRASKA		56,626

Nevada - 1.3%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	878
Series 2017:
5% 9/1/24	730	829
5% 9/1/28	445	548
5% 9/1/30	730	888
5% 9/1/34	740	892
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,641
Series 2017 C, 5% 7/1/21 (Escrowed to Maturity) (b)	9,460	9,460
Series 2019 A:
5% 7/1/23	8,335	9,129
5% 7/1/26	2,965	3,613
Series 2019 D, 5% 7/1/24	3,985	4,541
Series 2021 B:
5% 7/1/22 (b)	1,030	1,079
5% 7/1/23 (b)	1,760	1,925
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,458
Series 2017 A:
5% 6/15/25	5,770	6,777
5% 6/15/26	5,000	6,046
Series 2018 B, 5% 6/15/35	8,000	9,945
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,013
5% 6/1/23	1,940	2,026
5% 6/1/24	1,940	2,024
5% 6/1/25	1,020	1,064
Series 2016 A:
5% 6/1/32	2,815	3,388
5% 6/1/33	4,855	5,833
5% 6/1/34	5,145	6,170
Nevada Dept. of Bus. & Industry Bonds:
(Brightline West Passenger Rail Proj.) Series 2020 A, 0.25%, tender 7/1/21 (a)(b)(c)(e)	10,000	9,999
(Republic Svcs., Inc. Proj.) Series 2001, 0.25%, tender 12/1/21 (a)(b)(c)	2,100	2,100
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,960
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,910	2,119
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,788
5% 7/1/31	2,395	2,885
5% 7/1/35	1,825	2,164
5% 7/1/40	1,000	1,174
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	12,400	12,565
Series 2016, 2.05%, tender 4/15/22 (a)(b)	7,400	7,499

TOTAL NEVADA		127,420

New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(b)	1,500	1,572
Series 2019 A2, 2.15%, tender 7/1/24 (a)(b)	2,955	3,097
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	7,545	7,908
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	9,712	11,690
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,483
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,522
5% 7/1/30	2,360	2,957
Series 2017:
5% 7/1/36	2,105	2,489
5% 7/1/44	1,830	2,136
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,356
5% 7/1/26	1,245	1,296
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,500
Series 2016:
4% 10/1/38	800	892
5% 10/1/26	4,560	5,545
5% 10/1/27	4,860	5,900
5% 10/1/28	1,940	2,342
5% 10/1/30	7,070	8,452
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,246
5% 2/1/23	2,150	2,210
5% 2/1/24	1,725	1,772

TOTAL NEW HAMPSHIRE		69,365

New Jersey - 4.7%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,711
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,159
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,158
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,162
5% 2/15/25	970	1,080
5% 2/15/29	1,350	1,495
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	1,535	1,568
Series A:
5% 11/1/34	5,150	6,510
5% 11/1/35	8,205	10,336
5% 11/1/36	5,010	6,302
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	1,435	1,470
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,140
5% 6/1/27 (FSA Insured)	1,360	1,685
5% 6/1/28 (FSA Insured)	1,940	2,389
5% 6/1/29 (FSA Insured)	1,455	1,781
Series 2013:
5% 3/1/23	9,030	9,731
5% 3/1/24	12,430	13,396
5% 3/1/25	1,360	1,466
Series 2015 XX, 5% 6/15/26	19,420	22,703
Series 2018 EEE, 5% 6/15/30	2,170	2,737
Series 2019:
5.25% 9/1/25 (c)	3,395	4,016
5.25% 9/1/26 (c)	3,200	3,901
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,154
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,457
Series 2016 A R2, 5% 9/1/25	3,010	3,582
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	5,805	7,133
4% 6/1/31	2,185	2,721
4% 6/1/32	1,470	1,854
5% 6/1/25	8,080	9,482
5% 6/1/26	10,480	12,676
5% 6/1/29	6,530	8,456
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	8,215	9,331
Series 2019 B2, 5%, tender 7/1/25 (a)	10,070	11,819
Series 2012 A, 5% 7/1/24	1,505	1,577
Series 2016 A:
5% 7/1/21	285	285
5% 7/1/22	770	804
5% 7/1/23	2,940	3,194
5% 7/1/24	790	890
5% 7/1/25	855	994
5% 7/1/26	285	341
5% 7/1/27	425	507
5% 7/1/28	440	536
5% 7/1/28	1,185	1,406
5% 7/1/28	1,265	1,501
5% 7/1/33	1,465	1,773
Series 2016, 5% 7/1/41	3,665	4,272
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (b)	1,285	1,369
5% 12/1/24 (b)	3,420	3,927
Series 2017 1B, 5% 12/1/21 (b)	1,365	1,391
Series 2019 A:
5% 12/1/21	1,070	1,091
5% 12/1/22	1,520	1,621
5% 12/1/23	1,810	2,011
5% 12/1/24	1,045	1,202
5% 12/1/25	1,925	2,277
Series 2020:
5% 12/1/24 (b)	1,925	2,208
5% 12/1/24 (b)	1,000	1,147
5% 12/1/25 (b)	2,675	3,152
5% 12/1/25 (b)	3,900	4,595
5% 12/1/26 (b)	3,100	3,747
5% 12/1/28 (b)	1,225	1,537
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,808
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,414
5% 6/15/31	2,250	2,830
5% 6/15/32	5,660	7,117
Series 2010 A:
0% 12/15/27	13,270	12,005
0% 12/15/28	3,025	2,665
Series 2012 AA:
5% 6/15/23	7,285	7,612
5% 6/15/24	11,655	12,178
Series 2014 AA:
5% 6/15/25	12,140	13,752
5% 6/15/26	7,285	8,251
Series 2016 A, 5% 6/15/27	14,620	17,533
Series 2016 A-2, 5% 6/15/23	2,700	2,943
Series 2018 A:
5% 6/15/22	2,200	2,299
5% 12/15/33	6,395	8,018
5% 12/15/34	5,070	6,344
Series 2021 A, 4% 6/15/38 (e)	5,000	5,705
Series 2022 A, 4% 6/15/39 (e)	7,250	8,246
Series 2022 AA:
5% 6/15/31 (e)	7,210	9,061
5% 6/15/33 (e)	7,290	9,243
5% 6/15/35 (e)	10,500	13,185
Series A:
5% 12/15/24	4,675	5,398
5% 12/15/25	4,380	5,214
5% 12/15/26	6,900	8,429
5% 12/15/27	12,250	15,289
5% 12/15/28	4,270	5,430
5% 6/15/30	1,125	1,329
5% 12/15/30	885	1,134
5% 12/15/31	4,720	6,025
Series AA:
4% 6/15/36	1,550	1,845
4% 6/15/37	2,150	2,553
4% 6/15/39	1,960	2,319
4% 6/15/50	12,290	14,269
5% 6/15/24	9,400	10,252
5% 6/15/29	2,390	2,497
5% 6/15/35	2,010	2,593
5% 6/15/36	2,270	2,921
5% 6/15/38	1,930	2,470
5% 6/15/50	2,750	3,449

TOTAL NEW JERSEY		473,541

New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	8,245	9,685
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,675	2,956
Santa Fe Retirement Fac.:
Series 2019 A, 2.25% 5/15/24	205	206
Series 2019 B1, 2.625% 5/15/25	345	347

TOTAL NEW MEXICO		13,194

New York - 5.9%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,192
5% 7/1/25	2,430	2,847
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,738
5% 2/15/35	7,285	8,829
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	17,685	18,249
Series 2016 B:
5% 9/1/22	1,940	2,049
5% 9/1/23	1,455	1,606
5% 9/1/24	1,310	1,503
Series 2021, 1% 9/1/25	28,250	28,581
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,885	2,089
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	2,440
5% 1/1/50	1,510	1,703
Series 2015 A, 5% 7/1/25	2,375	2,807
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,566
5% 11/15/56	11,925	12,856
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,140	3,305
Series 2015 A, 5% 8/1/22	1,985	2,089
Series 2015 C, 5% 8/1/27	2,965	3,444
Series 2016 A, 5% 8/1/22	4,490	4,726
Series 2021 A1, 5% 8/1/33	2,000	2,635
Series 2021 B1, 5% 11/1/32	5,800	7,714
Series 2021 F1:
5% 3/1/23	1,445	1,560
5% 3/1/42	5,410	7,008
5% 3/1/44	15,350	19,804
5% 3/1/50	1,725	2,213
Series C:
5% 8/1/29	6,945	9,079
5% 8/1/33	2,500	3,294
5% 8/1/34	3,310	4,346
Series F1, 5% 3/1/26	1,010	1,088
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	4,232
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	6,175	6,176
Series 2021, 0.6%, tender 7/1/25 (a)	8,115	8,088
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/21	5,300	5,385
Series 2018 C2, 5% 5/1/32	9,175	11,597
Series 2019 A, 5% 8/1/35	7,520	9,524
Series 2019 B1:
5% 8/1/34	3,300	4,185
5% 8/1/35	8,400	10,639
Series 2021 F1:
5% 11/1/23	6,565	7,295
5% 11/1/24	12,785	14,762
5% 11/1/25	16,245	19,401
Series C:
4% 5/1/35	3,000	3,673
4% 5/1/36	5,000	6,093
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,576
5% 11/15/40	3,915	4,598
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	13,517
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26	1,025	1,150
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	4,460	4,529
Series 2019 B2, 5%, tender 5/1/24 (a)	3,675	4,069
Series 2019 B3, 5%, tender 5/1/26 (a)	4,055	4,797
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,424
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,165
Series 2015 D1, 5% 11/15/33	4,015	4,661
Series 2015 F, 5% 11/15/22	750	797
Series 2017 A1, 5% 11/15/31	2,000	2,428
Series 2017 C-2, 0% 11/15/33	9,795	7,569
Series 2017 C1:
5% 11/15/26	5,975	7,302
5% 11/15/27	4,435	5,546
5% 11/15/30	4,315	5,388
5% 11/15/33	6,955	8,620
Series 2017 D, 5% 11/15/33	6,725	8,335
Series 2020 A, 4% 2/1/22	3,400	3,473
Series 2020 A1, 5% 11/15/49	4,490	5,599
Series 2020 C1, 5.25% 11/15/55	2,500	3,191
Series 2020 D:
4% 11/15/47	16,195	18,863
5% 11/15/43	2,500	3,175
Series 2020 E, 4% 11/15/45	1,000	1,167
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,089
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (a)	2,750	2,750
Series 2021 E2, 0.65%, tender 11/1/25 (a)	5,000	4,999
Series 2021 A, 0.75% 11/1/25	3,920	3,925
Series 2021 B:
0.5% 5/1/24	3,515	3,518
0.55% 11/1/24	4,735	4,749
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/21 (b)	225	228
Series 221, 3.5% 10/1/32 (b)	1,360	1,477
New York State Urban Dev. Corp. Series 2020 C:
5% 3/15/36	31,140	40,845
5% 3/15/47	6,790	8,699
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	8,155	9,172
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (b)	1,220	1,553
Series 2020 C:
4% 12/1/39	1,350	1,627
4% 12/1/40	1,500	1,803
4% 12/1/41	1,450	1,740
4% 12/1/42	1,400	1,672
5% 12/1/28	950	1,222
5% 12/1/29	950	1,249
5% 12/1/30	750	1,005
5% 12/1/31	950	1,270
5% 12/1/32	1,125	1,491
5% 12/1/33	1,200	1,585
5% 12/1/34	1,600	2,102
5% 12/1/35	1,500	1,967
5% 12/1/36	1,700	2,225
5% 12/1/37	1,755	2,291
5% 12/1/38	1,500	1,954
Series 2016 A, 5.25% 1/1/50 (b)	13,305	15,056
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,357
Series 2017 A, 5% 3/15/22	2,215	2,291
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (FSA Insured)	1,000	1,173
4% 12/1/35 (FSA Insured)	1,500	1,756
4% 12/1/36 (FSA Insured)	1,635	1,912
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,653
5% 12/1/34	2,300	3,026
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	3,295	3,746
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (c)	1,360	1,420
5.375% 11/1/54 (c)	2,155	2,249
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,242
5% 11/15/24	3,885	4,315
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51	9,300	12,129

TOTAL NEW YORK		591,881

New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 193, 5% 10/15/29 (b)	3,650	4,293
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (a)	4,430	5,726
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,409
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	494
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	4,150
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,211
4% 5/1/33	1,000	1,206
4% 5/1/34	900	1,083
5% 5/1/26	275	329
5% 5/1/27	400	491
5% 5/1/28	415	520
5% 5/1/29	525	671
5% 5/1/30	560	726
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,372
5% 3/1/23	9,715	10,475
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	10,033
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	18,292
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (a)	3,100	3,721
Series 2021 A, 5% 2/1/25	185	215
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,070
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (b)	3,950	4,757
5% 5/1/27 (b)	1,500	1,855
5% 5/1/28 (b)	1,875	2,376
5% 5/1/29 (b)	1,500	1,935
5% 5/1/30 (b)	1,320	1,728
5% 5/1/31 (b)	1,350	1,753
5% 5/1/32 (b)	1,100	1,424

TOTAL NORTH CAROLINA		91,022

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	4,425	4,860
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	1,158
4% 11/15/35	1,000	1,192
4% 11/15/36	1,000	1,190
5% 11/15/32	700	912
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,774
Series 2020 A:
5% 12/1/29	2,290	3,005
5% 12/1/30	2,290	3,030
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,003
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,173
Series 2012, 5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	1,998
Bonds:
Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,129
Series 2021 A2, 1%, tender 8/15/24 (a)	6,010	6,101
Series 2012 B, 5% 2/15/42	1,365	1,405
Series 2017 A, 5% 2/15/36	5,000	6,126
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,121
5% 1/1/28 (FSA Insured)	1,480	1,704
5% 1/1/29 (FSA Insured)	2,165	2,491
5% 1/1/30 (FSA Insured)	1,940	2,232
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,245
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,490
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	2,128
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,549
5% 6/15/26	2,515	2,668
5% 6/15/27	2,640	2,792
5% 6/15/28	2,770	2,920
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,534
5% 12/1/35	1,000	1,262
5% 12/1/36	1,180	1,487
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,308
5% 11/1/26	2,040	2,501
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	2,590	2,688
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,549
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	20,230	23,299
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,570
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,260
5% 8/1/32	1,000	1,259
5% 8/1/33	1,000	1,258
Miami Univ. Series 2020 A:
5% 9/1/30	140	188
5% 9/1/31	950	1,266
5% 9/1/33	1,770	2,345
5% 9/1/34	2,500	3,304
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	682
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,007
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,438
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,495	3,087
5% 1/1/29	4,855	6,157
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,824
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	895	1,006
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	13,236
5% 12/1/30	1,000	1,349
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	2,400	3,123
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,657
Series 2019, 5% 2/15/29	5,500	6,456
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	230	234
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	460	491
5% 12/1/42	295	298
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	580	619

TOTAL OHIO		171,278

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,456
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,314
5% 6/1/28	1,455	1,641
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,212
5% 10/1/26	1,455	1,728
5% 10/1/27	1,155	1,368
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,182
5% 8/15/28	970	1,207
5% 8/15/29	410	509
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,974
4% 8/1/34	2,755	3,090
5% 8/1/24	590	657
5% 8/1/25	930	1,063
5% 8/1/26	540	632
5% 8/1/27	680	812
5% 8/1/28	725	881
5% 8/1/29	755	931
5% 8/1/30	1,370	1,677
(Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,100
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,184
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,398
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	2,000	2,320

TOTAL OKLAHOMA		40,336

Oregon - 0.4%
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	939
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (b)	5,690	7,123
Series 23, 5% 7/1/27	1,475	1,736
Series 24 B:
5% 7/1/31 (b)	1,000	1,201
5% 7/1/32 (b)	2,795	3,360
Series 26 A:
5% 7/1/29	1,155	1,458
5% 7/1/33	785	1,035
Series 26 B, 5% 7/1/29	1,000	1,270
Series 26 C:
5% 7/1/25 (b)	800	936
5% 7/1/26 (b)	1,300	1,564
5% 7/1/27 (b)	1,090	1,346
Series 27 A, 5% 7/1/36 (b)	7,655	9,775
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,635

TOTAL OREGON		35,378

Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,518
5% 7/15/22	1,715	1,801
5% 7/15/23	765	839
5% 7/15/24	2,300	2,620
5% 7/15/25	3,030	3,569
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	352
5% 7/1/35	1,100	1,380
5% 7/1/36	525	657
5% 7/1/37	1,180	1,472
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,339
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,281
Series B, 1.8%, tender 8/15/22 (a)	10,695	10,868
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,841
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,685	3,879
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	357
Series 2016 A:
5% 10/1/28	1,385	1,593
5% 10/1/29	1,495	1,710
5% 10/1/32	4,670	5,297
5% 10/1/36	7,560	8,527
5% 10/1/40	3,490	3,915
Series 2019:
5% 9/1/30	1,250	1,604
5% 9/1/31	2,500	3,197
5% 9/1/33	1,370	1,742
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/22	1,940	1,998
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.18%, tender 7/15/21 (a)(b)	5,700	5,700
(Waste Mgmt., Inc. Proj.) Series 2013, 0.2%, tender 8/2/21 (a)(b)	25,000	25,000
(Waste Mgmt., Inc. Proj.):
Series 2010 B, 0.15%, tender 7/1/21 (a)	1,200	1,200
Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	1,415	1,416
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 0.43%, tender 6/3/24 (a)(b)(d)	9,105	9,105
Series 2011, 2.15%, tender 7/1/24 (a)(b)	12,165	12,802
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,040
Series 2013, 5% 10/15/27	9,710	10,747
Series 2014, 5% 7/1/23	1,500	1,642
Series 2016, 5% 9/15/29	27,190	33,132
Series 2017 1, 5% 1/1/24	23,000	25,695
Series 2017, 5% 1/1/27	8,765	10,822
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,522
5% 8/15/30	2,090	2,603
Series 2017, 5% 8/15/27	1,165	1,463
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	6,454
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	1,027
5% 12/1/33	3,405	4,129
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	1,101
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,472
5% 12/1/33	1,215	1,540
Series 2017 A1:
5% 12/1/22	485	518
5% 12/1/23	535	596
5% 12/1/29	1,455	1,836
5% 12/1/34	970	1,209
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/22 (b)	1,000	1,045
5% 6/15/23 (b)	1,510	1,645
5% 6/15/24 (b)	1,590	1,804
Series 2017 B:
5% 7/1/22 (b)	1,725	1,806
5% 7/1/26 (b)	2,950	3,566
5% 7/1/29 (b)	1,200	1,476
5% 7/1/30 (b)	1,720	2,109
5% 7/1/31 (b)	2,430	2,970
5% 7/1/35 (b)	800	973
Series 2020 A:
4% 7/1/35	2,000	2,426
4% 7/1/36	3,500	4,233
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	262
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,062
5% 8/1/24	730	827
5% 8/1/25	775	906
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,436
5% 8/1/29	10,165	11,936
5% 8/1/30	10,705	12,570
5% 8/1/31	11,280	13,240
Series 2019 A:
5% 8/1/21	1,835	1,842
5% 8/1/22	1,180	1,241
5% 8/1/23	1,910	2,094
5% 8/1/24	3,425	3,900
5% 8/1/26	3,225	3,918
Series 2019 B:
5% 2/1/22	250	257
5% 2/1/23	2,300	2,474
5% 2/1/24	100	112
5% 2/1/25	1,135	1,315
5% 2/1/26	1,180	1,412
5% 2/1/27	1,500	1,860
5% 2/1/28	2,250	2,833
5% 2/1/29	2,425	3,113
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,731
Series 2019 B, 5% 9/1/29	3,070	4,012
Series 2019 C, 5% 9/1/33	11,245	14,461
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	728
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,498
5% 9/1/33 (FSA Insured)	1,250	1,756
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,641
5% 6/1/39	4,690	5,896
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,571

TOTAL PENNSYLVANIA		367,084

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,596
5% 9/1/36	320	365
Series 2016, 5% 5/15/39	5,475	6,267
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,357
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,235	2,469
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (b)	1,995	2,069
4% 12/1/26 (b)	1,980	2,173
4% 12/1/27 (b)	1,735	1,894
5% 12/1/29 (b)	1,650	2,101
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,790
5% 6/1/27	1,770	2,073
5% 6/1/28	2,330	2,716

TOTAL RHODE ISLAND		44,870

South Carolina - 1.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,001
5% 3/1/24	970	1,092
5% 3/1/25	970	1,133
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	6,900	7,490
Richland County Gen. Oblig. Series 2021 A, 5% 3/1/25	8,860	10,367
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,496
5% 12/1/29	3,155	3,654
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	3,220	3,627
Series 2020 A, 4% 7/1/50	2,975	3,360
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,194
5% 2/1/24	970	1,087
5% 2/1/26	1,650	1,981
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,975
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,298
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (b)	1,000	1,177
Series 2018:
5% 7/1/28 (b)	2,235	2,818
5% 7/1/30 (b)	4,790	5,995
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	7,060
Series 2014 A:
5% 12/1/49	12,620	14,130
5.5% 12/1/54	17,285	19,568
Series 2014 C:
5% 12/1/25	3,885	4,470
5% 12/1/26	3,885	4,456
5% 12/1/27	3,010	3,450
5% 12/1/46	3,540	4,035
Series 2015 C, 5% 12/1/22	3,740	3,990
Series 2016 B:
5% 12/1/35	6,250	7,571
5% 12/1/36	9,330	11,291
Series A:
4% 12/1/33	900	1,081
4% 12/1/34	2,000	2,397
4% 12/1/35	500	597
4% 12/1/37	2,000	2,378
5% 12/1/31	2,800	3,704
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,958

TOTAL SOUTH CAROLINA		148,881

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,059
Series 2014 B:
5% 11/1/24	1,200	1,383
5% 11/1/25	1,175	1,351
5% 11/1/26	195	224
Series 2017:
5% 7/1/24	435	493
5% 7/1/27	365	454
5% 7/1/33	1,700	2,062
5% 7/1/35	1,360	1,644
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,770	4,123

TOTAL SOUTH DAKOTA		12,793

Tennessee - 0.7%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,218
5% 7/1/30	1,165	1,454
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,231
5% 9/1/24	995	1,130
Series 2017:
5% 4/1/24	970	1,086
5% 4/1/25	1,315	1,522
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 0.2%, tender 8/2/21 (a)(b)	7,000	7,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (b)	2,800	3,058
5% 7/1/25 (b)	1,000	1,171
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (b)	1,190	1,491
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,983
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,000
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,459
Series 2018, 4%, tender 11/1/25 (a)	10,670	12,077

TOTAL TENNESSEE		69,880

Texas - 12.1%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,415	1,420
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (b)	2,690	3,057
5% 11/15/34 (b)	1,750	1,984
Series 2019 B:
5% 11/15/27 (b)	1,500	1,874
5% 11/15/28 (b)	2,250	2,874
5% 11/15/29 (b)	1,500	1,950
Series 2019, 5% 11/15/22 (b)	1,225	1,303
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,292
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,552
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,675
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,172
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,340
5% 1/1/32	970	1,113
5% 1/1/34	1,940	2,220
5% 1/1/40	5,340	6,103
Series 2016:
5% 1/1/31	2,305	2,692
5% 1/1/32	4,855	5,655
5% 1/1/35	3,240	3,750
5% 1/1/36	1,580	1,828
Series 2020 E:
4% 1/1/34	950	1,133
4% 1/1/36	750	889
5% 1/1/30	850	1,116
5% 1/1/32	800	1,044
5% 1/1/35	915	1,177
Series 2020 G:
4% 1/1/34	1,000	1,188
4% 1/1/35	1,000	1,186
4% 1/1/36	1,000	1,181
5% 1/1/28	500	624
5% 1/1/29	750	965
5% 1/1/30	670	871
5% 1/1/31	725	936
5% 1/1/32	870	1,119
Series 2021 B, 5% 1/1/35	1,000	1,318
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,176
Series 2016:
5% 2/15/22	4,855	5,001
5% 2/15/23	4,855	5,235
5% 2/15/24	24,410	27,421
5% 2/15/25	20,810	24,237
5% 2/15/27	3,475	4,173
Series 2020 A, 5% 2/15/25	3,650	4,251
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	9,554
Series 2020 A:
5% 12/1/22	285	304
5% 12/1/25	750	898
5% 12/1/26	1,000	1,232
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,835
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (b)	2,920	3,103
5% 11/1/27 (b)	1,245	1,322
5% 11/1/28 (b)	2,765	2,934
5% 11/1/30 (b)	5,280	5,596
5% 11/1/31 (b)	11,155	11,822
5% 11/1/32 (b)	14,110	14,954
5% 11/1/33 (b)	9,710	10,291
5% 11/1/34 (b)	2,295	2,432
Series 2020 A:
5% 11/1/30	3,090	4,151
5% 11/1/31	1,300	1,737
5% 11/1/32	2,000	2,664
5% 11/1/33	2,000	2,656
Series 2020 B, 4% 11/1/35	7,865	9,680
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,423
Series 2014, 5% 2/15/24	5,770	6,479
Series 2019 B:
5% 2/15/30	4,080	5,272
5% 2/15/32	7,095	9,102
5% 2/15/33	7,585	9,693
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	62
Series 2019, 5%, tender 2/15/22 (a)	690	711
Series B6:
5%, tender 2/15/22 (a)	1,440	1,483
5%, tender 2/15/22 (a)	1,440	1,484
Series 2019:
5% 2/15/28	1,750	2,206
5% 2/15/29	2,355	2,985
5% 2/15/30	5,095	6,432
Series 2021:
4% 2/15/25	5,075	5,740
4% 2/15/26	2,455	2,847
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,231
Series 2016, 0% 8/15/25	2,770	2,706
Series 2020, 3% 8/15/22	1,135	1,172
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,538
5% 8/15/31	3,610	4,606
5% 8/15/32	3,620	4,608
5% 8/15/33	5,890	7,470
5% 8/15/34	2,945	3,715
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	2,690	2,738
Series 2021 B, 0.72%, tender 8/1/26 (a)	9,985	9,961
Series D, 1.5%, tender 8/1/21 (a)	5,195	5,201
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,909
Series 2020, 5% 3/1/29	4,200	5,447
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,844
Series 2016, 5% 2/15/26	3,530	4,241
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,581
Series 2018 A:
5% 10/1/31	4,965	6,249
5% 10/1/32	4,210	5,297
5% 10/1/33	6,420	8,068
5% 10/1/34	4,855	6,089
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 12/1/22 (a)	4,550	4,843
5%, tender 12/1/24 (a)	5,205	5,992
Series 2020 A, 0.9%, tender 5/15/25 (a)	5,000	5,002
Series 2019 A:
4% 10/1/35	1,750	2,089
4% 10/1/36	3,000	3,574
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,101
5% 8/15/25	3,750	3,952
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	6,750	7,066
Series 2018 A:
5% 7/1/26 (b)	1,635	1,973
5% 7/1/27 (b)	2,180	2,694
5% 7/1/28 (b)	970	1,227
Series 2018 B:
5% 7/1/28	3,110	3,984
5% 7/1/29	12,140	15,443
5% 7/1/30	6,385	8,084
Series 2020 A:
4% 7/1/35 (b)	1,500	1,791
4% 7/1/39 (b)	1,895	2,240
Series 2021 A:
4% 7/1/35 (b)	1,100	1,335
4% 7/1/36 (b)	1,180	1,428
4% 7/1/37 (b)	1,200	1,448
4% 7/1/38 (b)	1,750	2,107
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,233
5% 9/1/30	1,250	1,531
5% 9/1/31	1,650	2,016
5% 9/1/33	1,535	1,863
5% 9/1/34	1,250	1,515
5% 9/1/35	1,700	2,057
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,263
5% 3/1/24	9,710	10,924
5% 3/1/25	4,080	4,756
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (a)	8,500	9,099
Series 2014 A, 4%, tender 6/1/23 (a)	10,315	11,042
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,846
Series 2016 B, 5% 11/15/33	2,330	2,840
Series 2020 C:
5% 11/15/30	2,145	2,893
5% 11/15/31	2,500	3,359
5% 11/15/32	2,000	2,679
Series 2021 A:
4% 11/15/35	700	877
4% 11/15/36	700	874
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	554
5% 10/15/26	680	816
5% 10/15/27	485	577
5% 10/15/29	630	742
5% 10/15/31	990	1,164
5% 10/15/35	1,425	1,674
5% 10/15/36	3,115	3,662
5% 10/15/39	1,215	1,426
5% 10/15/44	1,440	1,691
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (b)	1,360	1,590
5% 11/1/31 (b)	5,730	6,685
5% 11/1/35 (b)	1,700	1,982
Series 2017:
5% 11/1/26 (b)	1,000	1,218
5% 11/1/33 (b)	1,250	1,506
5% 11/1/34 (b)	2,925	3,523
5% 11/1/35 (b)	4,065	4,898
5% 11/1/36 (b)	5,170	6,228
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,714
5% 5/15/34	2,430	3,035
5% 5/15/36	2,430	3,015
Series 2019:
5% 5/15/32	1,500	1,918
5% 5/15/33	2,250	2,870
5% 5/15/34	2,250	2,868
5% 5/15/35	5,575	7,097
5% 5/15/36	1,075	1,365
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	4,237
Series 2013, 5% 5/15/22	1,080	1,125
Series 2015 B:
5% 5/15/25	6,615	7,743
5% 5/15/27	2,915	3,399
5% 5/15/28	2,845	3,310
5% 5/15/29	8,255	9,604
Series 2015 D:
5% 5/15/22	825	859
5% 5/15/23	680	740
5% 5/15/24	1,445	1,635
5% 5/15/26	1,360	1,590
Series 2020, 5% 5/15/26	3,350	4,039
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,351
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A, 0.2%, tender 9/1/21 (a)(b)	34,400	34,400
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,236
5% 8/15/25	2,430	2,868
5% 8/15/26	1,505	1,831
5% 8/15/27	1,565	1,957
5% 8/15/30	2,330	2,864
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,524
5% 4/1/28	1,395	1,642
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,504
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,049
4% 12/15/24	1,770	1,864
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,465
5% 1/1/33	1,280	1,550
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	554
5% 1/1/31	660	775
5% 1/1/32	2,915	3,521
Series 2014:
5% 1/1/23	690	740
5% 1/1/23	1,045	1,120
5% 1/1/24	1,590	1,778
5% 1/1/24	3,265	3,646
Series 2015 B:
5% 1/1/29	9,710	11,177
5% 1/1/30	4,855	5,585
Series 2016 A, 5% 1/1/39	6,800	8,045
Series 2019 B, 5% 1/1/25	3,390	3,929
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	23,270	24,393
Series 2019, 1.6%, tender 8/1/24 (a)	19,955	20,627
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	17,293
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,224
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (a)	4,070	4,254
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,573
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (b)	2,380	2,940
5% 7/1/28 (b)	1,085	1,375
5% 7/1/29 (b)	1,270	1,639
5% 7/1/29 (b)	3,200	4,114
5% 7/1/30 (b)	1,235	1,583
5% 7/1/30 (b)	1,510	1,930
5% 7/1/31 (b)	2,310	2,955
5% 7/1/31 (b)	1,250	1,593
5% 7/1/32 (b)	1,195	1,527
5% 7/1/32 (b)	950	1,210
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,885
Series 2012, 5.25% 2/1/25	3,110	3,645
Series 2017:
5% 2/1/29	1,455	1,814
5% 2/1/30	970	1,209
5% 2/1/31	1,455	1,810
5% 2/1/33	1,165	1,443
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	4,913
5% 9/15/24	7,275	7,668
5% 9/15/25	9,025	9,509
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	16,010	16,364
Series 2012:
5% 5/15/22	2,135	2,225
5% 5/15/22 (Escrowed to Maturity)	3,690	3,843
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	1,068
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,634
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,733
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	4,061
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,778
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,496
5% 2/15/34	2,040	2,449
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	5,969
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,452	6,803
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,545	7,415
Texas Gen. Oblig.:
Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	225	225
Series 2013 B, 5% 8/1/25 (b)	11,725	12,909
Series 2014, 5% 8/1/26 (b)	5,020	5,757
Series 2016, 5.5% 8/1/26 (b)	3,750	4,643
Series 2020 B:
4% 8/1/28 (b)	4,340	5,244
4% 8/1/29 (b)	5,605	6,874
4% 8/1/30 (b)	5,885	7,316
4% 8/1/31 (b)	6,180	7,787
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	3,316
4% 12/31/33	1,710	2,059
4% 6/30/34	4,000	4,804
4% 12/31/34	4,000	4,801
4% 6/30/35	4,000	4,797
4% 6/30/36	1,290	1,540
4% 12/31/36	2,965	3,540
Series 2013, 7% 12/31/38 (b)	15,540	17,697
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,614
5% 2/1/24	1,130	1,266
5% 2/1/26	2,600	3,121
5% 2/1/27	2,500	3,088
5% 2/1/28	1,315	1,666
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,582
Texas Wtr. Dev. Board Rev.:
Series 1, 5% 8/1/22	1,000	1,053
Series 2017 A:
5% 4/15/22	4,125	4,283
5% 4/15/25	6,055	7,110
5% 10/15/25	2,555	3,052
5% 4/15/26	4,195	5,088
5% 4/15/29	6,310	7,983
5% 4/15/30	16,995	21,430
Series 2018 B:
5% 4/15/29	2,750	3,565
5% 10/15/29	2,250	2,907
5% 10/15/30	3,240	4,177
5% 4/15/31	5,000	6,438
Series 2019:
5% 8/1/30	8,650	11,329
5% 8/1/31	4,500	5,887
5% 8/1/32	3,000	3,915
5% 8/1/33	3,450	4,496
5% 8/1/34	4,500	5,857
5% 8/1/35	5,500	7,159
Series 2020:
5% 8/1/24	1,000	1,145
5% 8/1/30	3,210	4,312
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,257
Series 2019 A:
5% 3/1/34	5,645	7,266
5% 3/1/35	17,080	21,918
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	7,522
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,133
Series 2016 D, 5% 8/15/22	2,430	2,563
Series 2016 E, 5% 8/15/22	2,605	2,748
Series 2016 J, 5% 8/15/22	2,590	2,732
Series 2019 A, 5% 8/15/29	3,060	4,028
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,778
5% 7/1/29	1,740	2,087
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,097

TOTAL TEXAS		1,223,889

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (b)	1,120	1,348
5% 7/1/28 (b)	3,885	4,769
Series 2018 A:
5% 7/1/29 (b)	1,500	1,877
5% 7/1/30 (b)	1,345	1,674
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,080
Utah Gen. Oblig. Series 2020 B:
5% 7/1/22	2,875	3,015
5% 7/1/23	2,740	3,004
5% 7/1/28	3,305	4,255

TOTAL UTAH		23,022

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (b)	1,590	1,922
Virginia - 1.0%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	150
5% 7/1/28	1,175	1,500
5% 7/1/30	1,265	1,677
5% 7/1/32	1,005	1,324
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	2,023
5% 8/1/32	1,500	2,021
5% 8/1/33	1,500	2,013
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	996
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,419
5% 6/15/29	1,385	1,549
5% 6/15/33	1,475	1,637
Hampton Roads Trans. Accountability Commission Series 2018 A, 5.5% 7/1/57	3,725	4,642
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,864
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	686
5% 6/15/32	1,750	2,063
5% 6/15/34	2,235	2,626
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,661
Series 2017 E, 5% 2/1/31	10,295	12,927
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,375
5% 2/1/35	2,500	3,268
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,194
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	7,779
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/23	4,310	4,742
5% 8/1/24	6,800	7,787
Virginia Small Bus. Fing. Auth.:
(95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (b)	7,380	7,550
Series 2020 A:
5% 1/1/28	1,100	1,368
5% 1/1/29	1,400	1,746
5% 1/1/30	1,600	1,977
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,253
5% 1/1/33	2,515	2,923
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,254

TOTAL VIRGINIA		103,994

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,959
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	1,185	1,241
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22 (Escrowed to Maturity)	970	994
5% 1/1/23 (Pre-Refunded to 7/1/22 @ 100)	970	1,017
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,375
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	1,075	1,172
Series 2016 B:
5% 10/1/26 (b)	3,625	4,320
5% 10/1/29 (b)	4,615	5,509
Series 2016:
5% 2/1/27	1,205	1,440
5% 2/1/29	2,430	2,899
Series 2018 A:
5% 5/1/29 (b)	1,515	1,832
5% 5/1/37 (b)	2,290	2,721
Series 2019, 5% 4/1/28 (b)	2,250	2,819
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	860	930
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,341
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,288
5% 1/1/36	1,140	1,378
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,649
5% 6/1/24	3,430	3,742
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	31,300	36,627
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,966
Series 2018 C, 5% 8/1/30	6,665	8,323
Series 2018 D:
5% 8/1/32	24,300	30,275
5% 8/1/33	30,735	38,270
Series 2019 B, 5% 6/1/34	3,300	4,188
Series 2020 C, 5% 2/1/37	9,530	12,378
Series R-2017 A:
5% 8/1/27	1,735	2,120
5% 8/1/28	1,735	2,119
5% 8/1/30	1,735	2,112
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	281
5% 7/1/26	1,935	2,328
5% 7/1/29	3,100	3,832
5% 7/1/34	610	742
5% 7/1/42	5,305	6,368
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,053
5% 10/1/28	1,940	2,497
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,504
5% 8/15/26	1,175	1,396
5% 8/15/28	3,825	4,631
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,896
Series 2015:
5% 1/1/23	1,100	1,177
5% 1/1/29	1,260	1,458
Series 2017, 5% 8/15/32	1,520	1,810
Series 2019 A1:
5% 8/1/31	1,000	1,279
5% 8/1/35	1,500	1,898
Series 2019 A2, 5% 8/1/44	5,995	7,448
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	655
5% 10/1/31	2,635	3,113
5% 10/1/33	560	659
Series 2019, 4% 10/1/49	5,235	5,815
Series 2016 A, 5% 10/1/30	2,510	2,974

TOTAL WASHINGTON		260,818

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,691
Wisconsin - 2.0%
Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,356
5% 1/1/34	1,000	1,280
5% 1/1/38	1,050	1,327
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (c)	1,135	1,246
5.25% 5/15/37 (c)	345	381
5.25% 5/15/42 (c)	420	463
5.25% 5/15/47 (c)	420	463
5.25% 5/15/52 (c)	790	870
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.2%, tender 8/2/21 (a)(b)	4,000	4,000
Series 2017 A-1, 0.2%, tender 8/2/21 (a)(b)	5,000	5,000
Series 2017 A-2, 0.2%, tender 8/2/21 (a)(b)	3,235	3,235
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	915	1,015
5% 10/1/48 (c)	1,175	1,299
5% 10/1/53 (c)	3,010	3,321
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	10,796
Series 2020, 5% 4/1/30 (c)	500	611
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (FSA Insured)	1,050	922
0% 12/15/31 (FSA Insured)	1,350	1,113
0% 12/15/32 (FSA Insured)	1,400	1,114
0% 12/15/33 (FSA Insured)	1,350	1,034
0% 12/15/34 (FSA Insured)	1,250	923
Series 2020 D:
0% 12/15/28 (FSA Insured)	255	230
0% 12/15/29 (FSA Insured)	390	343
0% 12/15/31 (FSA Insured)	1,000	825
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/29	4,895	6,431
Series 2014 4, 5% 5/1/25	1,575	1,819
Series 2021 2, 5% 5/1/25	5,270	6,194
Series 2021 A:
5% 5/1/32	7,920	10,064
5% 5/1/34	10,820	13,702
5% 5/1/35	11,365	14,373
Series A, 5% 5/1/30	2,915	3,543
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (a)	2,515	3,065
Series 2014 A:
5% 11/15/24	8,510	9,821
5% 11/15/27	6,515	7,505
Series 2014:
5% 5/1/26	810	903
5% 5/1/28	1,750	1,940
5% 5/1/29	865	956
Series 2015, 5% 12/15/27	1,175	1,352
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,436
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	2,239
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,612
Series 2019 B1, 2.825% 11/1/28	2,130	2,135
Series 2019 B2, 2.55% 11/1/27	1,365	1,367
Series 2019:
5% 12/15/31	1,000	1,299
5% 12/15/32	1,750	2,267
5% 12/15/34	1,720	2,217
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,062
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,603
Series 2012:
5% 6/1/27	1,750	1,821
5% 6/1/32	995	1,035
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,686
5% 6/1/39	2,345	2,437
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,490	4,935
Series A, 3.5% 9/1/50	9,350	10,339
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,375
5% 5/1/27	12,590	15,665

TOTAL WISCONSIN		197,365

Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	275
TOTAL MUNICIPAL BONDS
(Cost $8,926,345)		9,419,656

Municipal Notes - 3.6%
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	7,000	$7,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,880	2,880

TOTAL ARIZONA		9,880

Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.09% 7/7/21, VRDN (a)(b)	4,400	4,400
California - 0.3%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	32,115	32,115
Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	845	845
Florida - 0.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 0.17% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)(g)	6,300	6,300
Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,950	2,950
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,100	7,100
Metropolitan Pier & Exposition Participating VRDN:
Series 2021 XF 12 23, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,945	1,945
Series XF 09 65, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,419	7,419
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.09% 7/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100	1,100

TOTAL ILLINOIS		17,564

Iowa - 0.2%
Iowa Fin. Auth. Sewage And Solid Waste Disp. Facilities Rev. Series 2021, 0.08% 7/7/21, VRDN (a)(b)	19,000	19,000
Kentucky - 0.2%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.09% 7/1/21, VRDN (a)(b)	10,500	10,500
Series 2020 B1, 0.09% 7/1/21, VRDN (a)(b)	10,500	10,500

TOTAL KENTUCKY		24,000

Louisiana - 0.5%
Calcasieu Parish IDB Series 1998, 0.07% 7/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300	3,300
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	3,700	3,700
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.09% 7/7/21, VRDN (a)	38,200	38,200

TOTAL LOUISIANA		45,200

Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	8,700	8,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,400	1,400
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	3,010	3,010
New Jersey - 0.4%
Borough of Oceanport BAN Series 2021, 2% 2/24/22	7,300	7,385
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.25% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	6,210	6,210
Series XM 09 29, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,635	2,635
Ridgewood Gen. Oblig. BAN Series 2021, 1.5% 1/26/22	20,958	21,115
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22 (e)	6,900	6,985

TOTAL NEW JERSEY		44,330

New York - 0.7%
Broome County Gen. Oblig. BAN Series 2021 A, 1.5% 4/29/22	30,875	31,207
Hempstead Union Free School District:
BAN Series 2021 B, 1% 7/13/22 (e)	3,000	3,021
RAN Series 2021 A, 1% 6/30/22 (e)	3,000	3,020
New York Dorm. Auth. Rev. Participating VRDN Series XM 09 22, 0.09% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,200	1,200
New York Metropolitan Trans. Auth. Rev.:
BAN Series 2018 C, 5% 9/1/21	14,125	14,235
Participating VRDN Series XM 09 35, 0.28% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,900	1,900
Series XM 08 30, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	1,315	1,315

TOTAL NEW YORK		69,408

Ohio - 0.0%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 50, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	2,200	2,200
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 0.28% 8/6/21 (Liquidity Facility Deutsche Bank AG New York Branch)(a)(f)(g)	3,200	3,200
Texas - 0.5%
Brownsville Util. Sys. Rev. Series 2021 A, 0.22% 12/16/21, LOC Bank of America NA, CP	8,500	8,502
North Cent Tex Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,985	2,985
North Texas Tollway Auth. Rev. Participating VRDN:
Series 2021 XF 12 25, 0.13% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,360	3,360
Series XM0085, 0.15% 7/7/21 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,500	2,500
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,800	7,800
Texas Gen. Oblig. Participating VRDN Series DB 80 79, 0.1% 7/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	10,050	10,050
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.33% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	12,125	12,125

TOTAL TEXAS		47,322

Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 0.18% 7/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	3,700	3,700
Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.1% 7/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	15,800	15,800
Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 0.18% 7/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,337	1,337
TOTAL MUNICIPAL NOTES
(Cost $362,606)		362,661
	Shares	Value (000s)

Money Market Funds - 4.1%
Fidelity Municipal Cash Central Fund 0.04% (i)(j)
(Cost $414,968)	414,913,974	414,998
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $9,703,919)		10,197,315
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(113,907)
NET ASSETS - 100%		$10,083,408

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,979,000 or 0.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,115,000 or 0.3% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.28% 8/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$32,115

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$110
Total	$110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$383,402	$840,011	$808,473	$14	$44	$414,998	25.3%
Total	$383,402	$840,011	$808,473	$14	$44	$414,998

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$9,782,317	$--	$9,782,317	$--
Money Market Funds	414,998	414,998	--	--
Total Investments in Securities:	$10,197,315	$414,998	$9,782,317	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.2%
Health Care	14.8%
Transportation	14.6%
Special Tax	6.5%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	24.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,288,951)	$9,782,317
Fidelity Central Funds (cost $414,968)	414,998
Total Investment in Securities (cost $9,703,919)		$10,197,315
Cash		208
Receivable for securities sold on a delayed delivery basis		13,073
Receivable for fund shares sold		18,292
Interest receivable		102,693
Distributions receivable from Fidelity Central Funds		16
Other receivables		3
Total assets		10,331,600
Liabilities
Payable for investments purchased
Regular delivery	$50,486
Delayed delivery	184,967
Payable for fund shares redeemed	5,499
Distributions payable	4,563
Accrued management fee	1,693
Distribution and service plan fees payable	49
Other affiliated payables	876
Other payables and accrued expenses	59
Total liabilities		248,192
Net Assets		$10,083,408
Net Assets consist of:
Paid in capital		$9,572,813
Total accumulated earnings (loss)		510,595
Net Assets		$10,083,408
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($131,153 ÷ 12,048.5 shares)(a)		$10.89
Maximum offering price per share (100/96.00 of $10.89)		$11.34
Class M:
Net Asset Value and redemption price per share ($14,715 ÷ 1,352.6 shares)(a)		$10.88
Maximum offering price per share (100/96.00 of $10.88)		$11.33
Class C:
Net Asset Value and offering price per share ($18,651 ÷ 1,712.6 shares)(a)		$10.89
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,074,484 ÷ 466,477.4 shares)		$10.88
Class I:
Net Asset Value, offering price and redemption price per share ($1,589,304 ÷ 145,870.9 shares)		$10.90
Class Z:
Net Asset Value, offering price and redemption price per share ($3,255,101 ÷ 298,657.7 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$103,060
Income from Fidelity Central Funds		110
Total income		103,170
Expenses
Management fee	$9,953
Transfer agent fees	4,652
Distribution and service plan fees	298
Accounting fees and expenses	424
Custodian fees and expenses	38
Independent trustees' fees and expenses	12
Registration fees	134
Audit	27
Legal	6
Miscellaneous	23
Total expenses before reductions	15,567
Expense reductions	(4)
Total expenses after reductions		15,563
Net investment income (loss)		87,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,481
Fidelity Central Funds	14
Total net realized gain (loss)		17,495
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,628)
Fidelity Central Funds	44
Total change in net unrealized appreciation (depreciation)		(5,584)
Net gain (loss)		11,911
Net increase (decrease) in net assets resulting from operations		$99,518

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,607	$174,703
Net realized gain (loss)	17,495	9,991
Change in net unrealized appreciation (depreciation)	(5,584)	171,065
Net increase (decrease) in net assets resulting from operations	99,518	355,759
Distributions to shareholders	(88,442)	(183,599)
Share transactions - net increase (decrease)	958,564	1,162,048
Total increase (decrease) in net assets	969,640	1,334,208
Net Assets
Beginning of period	9,113,768	7,779,560
End of period	$10,083,408	$9,113,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.64	$10.25	$10.40	$10.21	$10.51
Income from Investment Operations
Net investment income (loss)A	.082	.191	.220	.230	.238	.231
Net realized and unrealized gain (loss)	.021	.241	.411	(.142)	.192	(.262)
Total from investment operations	.103	.432	.631	.088	.430	(.031)
Distributions from net investment income	(.082)	(.191)	(.220)	(.229)	(.237)	(.231)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.009)	(.003)	(.038)
Total distributions	(.083)	(.202)	(.241)	(.238)	(.240)	(.269)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.89	$10.87	$10.64	$10.25	$10.40	$10.21
Total ReturnC,D,E	.95%	4.11%	6.20%	.88%	4.25%	(.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.66%	.67%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.65%H	.66%	.67%	.68%	.69%	.68%
Expenses net of all reductions	.65%H	.66%	.67%	.68%	.69%	.67%
Net investment income (loss)	1.52%H	1.79%	2.09%	2.25%	2.29%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$131	$121	$110	$87	$91	$134
Portfolio turnover rateI	10%H	18%	14%	19%J	26%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.63	$10.24	$10.39	$10.21	$10.51
Income from Investment Operations
Net investment income (loss)A	.084	.195	.223	.233	.239	.235
Net realized and unrealized gain (loss)	.011	.251	.411	(.141)	.183	(.262)
Total from investment operations	.095	.446	.634	.092	.422	(.027)
Distributions from net investment income	(.084)	(.195)	(.223)	(.233)	(.239)	(.235)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.009)	(.003)	(.038)
Total distributions	(.085)	(.206)	(.244)	(.242)	(.242)	(.273)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.88	$10.87	$10.63	$10.24	$10.39	$10.21
Total ReturnC,D,E	.88%	4.24%	6.24%	.92%	4.17%	(.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.63%	.64%	.65%	.66%	.64%
Expenses net of fee waivers, if any	.61%H	.63%	.64%	.65%	.66%	.64%
Expenses net of all reductions	.61%H	.63%	.64%	.64%	.66%	.64%
Net investment income (loss)	1.56%H	1.82%	2.12%	2.28%	2.31%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$15	$15	$20	$15	$18	$19
Portfolio turnover rateI	10%H	18%	14%	19%J	26%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.65	$10.25	$10.40	$10.22	$10.52
Income from Investment Operations
Net investment income (loss)A	.042	.112	.142	.153	.160	.152
Net realized and unrealized gain (loss)	.011	.241	.420	(.141)	.183	(.262)
Total from investment operations	.053	.353	.562	.012	.343	(.110)
Distributions from net investment income	(.042)	(.112)	(.141)	(.153)	(.160)	(.152)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.009)	(.003)	(.038)
Total distributions	(.043)	(.123)	(.162)	(.162)	(.163)	(.190)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.89	$10.88	$10.65	$10.25	$10.40	$10.22
Total ReturnC,D,E	.49%	3.34%	5.52%	.13%	3.37%	(1.08)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.40%	1.42%	1.43%	1.43%	1.42%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.42%	1.43%	1.43%	1.42%
Expenses net of all reductions	1.40%H	1.40%	1.42%	1.43%	1.43%	1.42%
Net investment income (loss)	.77%H	1.05%	1.34%	1.50%	1.54%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$19	$27	$34	$45	$54	$61
Portfolio turnover rateI	10%H	18%	14%	19%J	26%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$10.63	$10.24	$10.39	$10.21	$10.51
Income from Investment Operations
Net investment income (loss)A	.099	.225	.254	.261	.270	.265
Net realized and unrealized gain (loss)	.011	.251	.411	(.141)	.183	(.262)
Total from investment operations	.110	.476	.665	.120	.453	.003
Distributions from net investment income	(.099)	(.225)	(.254)	(.261)	(.270)	(.265)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.009)	(.003)	(.038)
Total distributions	(.100)	(.236)	(.275)	(.270)	(.273)	(.303)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.88	$10.87	$10.63	$10.24	$10.39	$10.21
Total ReturnC,D	1.02%	4.54%	6.55%	1.19%	4.48%	(.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.34%	.35%	.37%	.36%	.35%
Expenses net of fee waivers, if any	.32%G	.34%	.35%	.37%	.36%	.35%
Expenses net of all reductions	.32%G	.34%	.35%	.37%	.36%	.35%
Net investment income (loss)	1.85%G	2.11%	2.41%	2.56%	2.61%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$5,074	$4,666	$4,621	$4,867	$5,372	$4,953
Portfolio turnover rateH	10%G	18%	14%	19%I	26%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$10.65	$10.26	$10.41	$10.22	$10.52
Income from Investment Operations
Net investment income (loss)A	.095	.217	.246	.253	.263	.257
Net realized and unrealized gain (loss)	.022	.242	.411	(.140)	.193	(.261)
Total from investment operations	.117	.459	.657	.113	.456	(.004)
Distributions from net investment income	(.096)	(.218)	(.246)	(.254)	(.263)	(.258)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.009)	(.003)	(.038)
Total distributions	(.097)	(.229)	(.267)	(.263)	(.266)	(.296)
Redemption fees added to paid in capitalA	–	–	–	–	–	–B
Net asset value, end of period	$10.90	$10.88	$10.65	$10.26	$10.41	$10.22
Total ReturnC,D	1.08%	4.36%	6.45%	1.13%	4.50%	(.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.41%	.43%	.44%	.44%	.43%
Expenses net of fee waivers, if any	.40%G	.41%	.43%	.44%	.44%	.43%
Expenses net of all reductions	.40%G	.41%	.43%	.44%	.44%	.43%
Net investment income (loss)	1.77%G	2.03%	2.33%	2.49%	2.54%	2.43%
Supplemental Data
Net assets, end of period (in millions)	$1,589	$1,363	$1,238	$1,013	$976	$760
Portfolio turnover rateH	10%G	18%	14%	19%I	26%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.65	$10.26	$10.17
Income from Investment Operations
Net investment income (loss)B	.102	.230	.258	.070
Net realized and unrealized gain (loss)	.011	.252	.412	.086
Total from investment operations	.113	.482	.670	.156
Distributions from net investment income	(.102)	(.231)	(.259)	(.065)
Distributions from net realized gain	(.001)	(.011)	(.021)	(.001)
Total distributions	(.103)	(.242)	(.280)	(.066)
Net asset value, end of period	$10.90	$10.89	$10.65	$10.26
Total ReturnC,D	1.05%	4.59%	6.59%	1.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.29%	.30%	.31%G
Expenses net of fee waivers, if any	.27%G	.29%	.30%	.31%G
Expenses net of all reductions	.27%G	.29%	.30%	.31%G
Net investment income (loss)	1.90%G	2.16%	2.46%	2.62%G
Supplemental Data
Net assets, end of period (in millions)	$3,255	$2,923	$1,756	$321
Portfolio turnover rateH	10%G	18%	14%	19%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$4

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$495,716
Gross unrealized depreciation	(1,889)
Net unrealized appreciation (depreciation)	$493,827
Tax cost	$9,703,488

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	1,493,717	427,070

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .21% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$154	$8
Class M	-%	.25%	18	–
Class C	.75%	.25%	126	11
			$298	$19

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
$7

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$105.17
Class M	10.14
Class C	20.16
Intermediate Municipal Income	2,454.10
Class I	1,301.18
Class Z	762.05
	$4,652

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	11,346	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Intermediate Municipal Income Fund	$9

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$946	$2,158
Class M	114	328
Class C	99	346
Intermediate Municipal Income	45,149	99,576
Class I	13,212	26,433
Class Z	28,922	54,758
Total	$88,442	$183,599

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	1,909	2,407	$20,754	$25,706
Reinvestment of distributions	82	190	891	2,030
Shares redeemed	(1,030)	(1,834)	(11,191)	(19,376)
Net increase (decrease)	961	763	$10,454	$8,360
Class M
Shares sold	76	286	$826	$3,039
Reinvestment of distributions	10	29	106	311
Shares redeemed	(70)	(892)	(756)	(9,472)
Net increase (decrease)	16	(577)	$176	$(6,122)
Class C
Shares sold	199	365	$2,162	$3,921
Reinvestment of distributions	9	30	93	316
Shares redeemed	(963)	(1,094)	(10,484)	(11,684)
Net increase (decrease)	(755)	(699)	$(8,229)	$(7,447)
Intermediate Municipal Income
Shares sold	70,072	138,351	$761,165	$1,471,825
Reinvestment of distributions	2,679	6,122	29,053	65,490
Shares redeemed	(35,657)	(149,634)	(386,863)	(1,582,006)
Net increase (decrease)	37,094	(5,161)	$403,355	$(44,691)
Class I
Shares sold	28,857	47,451	$313,892	$506,143
Reinvestment of distributions	1,113	2,265	12,090	24,277
Shares redeemed	(9,283)	(40,806)	(100,913)	(431,205)
Net increase (decrease)	20,687	8,910	$225,069	$99,215
Class Z
Shares sold	63,039	172,690	$685,967	$1,846,752
Reinvestment of distributions	1,746	3,895	18,975	41,757
Shares redeemed	(34,609)	(72,944)	(377,203)	(775,776)
Net increase (decrease)	30,176	103,641	$327,739	$1,112,733

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Intermediate Municipal Income Fund
Class A	.65%
Actual		$1,000.00	$1,009.50	$3.24
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class M	.61%
Actual		$1,000.00	$1,008.80	$3.04
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class C	1.40%
Actual		$1,000.00	$1,004.90	$6.96
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Intermediate Municipal Income	.32%
Actual		$1,000.00	$1,010.20	$1.59
Hypothetical-C		$1,000.00	$1,023.21	$1.61
Class I	.40%
Actual		$1,000.00	$1,010.80	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class Z	.27%
Actual		$1,000.00	$1,010.50	$1.35
Hypothetical-C		$1,000.00	$1,023.46	$1.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIM-SANN-0821
1.706327.123

Fidelity® Series International Credit Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
United Kingdom	23.1%
Netherlands	12.1%
Luxembourg	9.1%
France	9.1%
Germany	8.3%
Ireland	5.5%
Switzerland	4.4%
Italy	4.1%
United States of America	3.7%
Other	20.6%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations	2.3%
AAA	3.1%
AA	1.4%
A	2.2%
BBB	51.2%
BB and Below	26.5%
Not Rated	10.7%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*,**
Corporate Bonds	59.9%
Foreign Government and Government Agency Oblgations	6.3%
U.S. Government and Government Agency Obligations	2.3%
Preferred Securities	28.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Futures and Swaps - 17.9%

 ** Foreign Currency Contracts - (68.1)%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.9%
		Principal Amount(a)	Value
Argentina - 0.2%
YPF SA 4% 2/12/26 (b)(c)		$319,050	$266,917
Australia - 1.4%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	150,000	180,894
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	842,967
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (d)		570,000	645,525

TOTAL AUSTRALIA			1,669,386

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	354,516
Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	450,000	626,215
7.125% 2/14/24	GBP	750,000	1,184,284

TOTAL BAILIWICK OF JERSEY			1,810,499

Cayman Islands - 0.8%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	196,026
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	600,000	826,511

TOTAL CAYMAN ISLANDS			1,022,537

Denmark - 2.5%
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	450,000	543,113
2.25% 1/14/28 (Reg. S) (d)	GBP	705,000	1,000,508
5% 1/12/22 (c)		1,000,000	1,023,201
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	405,000	485,992

TOTAL DENMARK			3,052,814

France - 5.0%
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	400,000	517,456
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	1,700,000	2,019,327
0.75% 2/11/24 (Reg. S)	EUR	1,700,000	2,012,582
1.5% 10/14/24 (Reg. S)	EUR	200,000	240,454
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	900,000	1,067,602
Societe Generale 4.75% 11/24/25 (c)		200,000	223,010

TOTAL FRANCE			6,080,431

Germany - 3.8%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	525,000	591,434
Bayer AG:
2.375% 4/2/75 (Reg. S) (d)	EUR	2,500,000	3,006,309
3.75% 7/1/74 (Reg. S) (d)	EUR	500,000	626,224
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	357,504

TOTAL GERMANY			4,581,471

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (d)	EUR	250,000	289,459
Ireland - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		150,000	175,937
AIB Group PLC 1.875% 11/19/29 (Reg. S) (d)	EUR	1,000,000	1,215,297
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (d)	EUR	800,000	943,493
2.375% 10/14/29 (Reg. S) (d)	EUR	800,000	989,060
3.125% 9/19/27 (Reg. S) (d)	GBP	650,000	915,411
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		902,000	974,833
Ryanair DAC 0.875% 5/25/26 (Reg. S)	EUR	700,000	832,767

TOTAL IRELAND			6,046,798

Italy - 3.2%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	100,000	124,747
1.75% 7/30/31 (Reg. S)	EUR	175,000	216,040
Enel SpA 3.375% (Reg. S) (d)(e)	EUR	550,000	721,455
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	1,050,000	1,272,640
5.861% 6/19/32 (c)(d)		200,000	220,838
6.572% 1/14/22 (c)		1,350,000	1,391,664

TOTAL ITALY			3,947,384

Luxembourg - 5.4%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	1,600,000	1,857,063
2.25% 4/27/27 (Reg. S)	EUR	200,000	233,473
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	994,400
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,050,000	1,238,118
1.4% 7/6/22 (Reg. S)	EUR	360,000	431,418
1.75% 3/12/29 (Reg. S)	EUR	600,000	738,428
2% 2/15/24 (Reg. S)	EUR	400,000	494,178
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	500,000	595,507

TOTAL LUXEMBOURG			6,582,585

Mexico - 2.4%
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	515,656
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	300,000	359,460
6.5% 3/13/27		1,980,000	2,104,740

TOTAL MEXICO			2,979,856

Netherlands - 4.2%
CTP BV:
0.5% 6/21/25 (Reg. S)	EUR	400,000	472,342
0.625% 11/27/23 (Reg. S)	EUR	600,000	718,926
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (d)		964,000	1,103,726
5.75% 8/15/50 (Reg. S) (d)		1,050,000	1,187,302
Technip Energies NV 1.125% 5/28/28	EUR	700,000	829,182
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	450,000	521,582
Wabtec Transportation Netherlands BV 1.25% 12/3/27	EUR	200,000	239,057

TOTAL NETHERLANDS			5,072,117

Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	300,000	359,955
Sweden - 1.6%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (d)	EUR	500,000	626,951
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	1,060,000	1,316,404

TOTAL SWEDEN			1,943,355

Switzerland - 2.5%
Credit Suisse Group AG:
4.194% 4/1/31 (c)(d)		250,000	280,957
6.5% 8/8/23 (Reg. S)		2,500,000	2,761,600

TOTAL SWITZERLAND			3,042,557

United Kingdom - 17.5%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S) (f)	GBP	175,000	242,304
Barclays PLC 2% 2/7/28 (Reg. S) (d)	EUR	500,000	607,813
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	1,250,000	1,732,843
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		2,407,000	2,576,722
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	1,370,000	2,046,780
3.75% 8/14/25 (Reg. S)	GBP	100,000	150,257
John Lewis PLC 6.125% 1/21/25	GBP	1,194,000	1,859,155
Lloyds Banking Group PLC 1.985% 12/15/31 (d)	GBP	400,000	556,491
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	400,000	574,654
4.5% 7/10/27 (Reg. S)	GBP	520,000	769,445
Nationwide Building Society 3.622% 4/26/23 (c)(d)		355,000	364,028
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,390,000	1,917,980
Royal Bank of Scotland Group PLC:
2.105% 11/28/31 (Reg. S) (d)	GBP	650,000	903,466
3.622% 8/14/30 (Reg. S) (d)	GBP	250,000	368,826
SSE PLC 4.75% 9/16/77 (Reg. S) (d)		2,500,000	2,585,575
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	350,000	516,230
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	248,520
Virgin Money UK PLC:
2.625% 8/19/31 (Reg. S) (d)	GBP	300,000	420,643
3.125% 6/22/25 (Reg. S) (d)	GBP	295,000	428,148
5.125% 12/11/30 (Reg. S) (d)	GBP	400,000	616,842
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (d)	EUR	350,000	429,516
6.25% 10/3/78 (Reg. S) (d)		200,000	220,880
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	800,000	1,173,915

TOTAL UNITED KINGDOM			21,311,033

United States of America - 2.1%
BAT Capital Corp.:
3.557% 8/15/27		550,000	588,969
4.7% 4/2/27		109,000	123,170
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	500,000	701,145
4.535% 3/6/25	GBP	100,000	148,186
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	700,000	986,292

TOTAL UNITED STATES OF AMERICA			2,547,762

TOTAL NONCONVERTIBLE BONDS
(Cost $70,547,832)			72,961,432

U.S. Government and Government Agency Obligations - 2.3%
U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds:
2.5% 2/15/45 (g)		$64,000	$69,245
5% 5/15/37		50,000	72,871
U.S. Treasury Notes 0.75% 3/31/26 (g)(h)		2,660,000	2,648,051
			2,790,167
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,775,143)			2,790,167

Foreign Government and Government Agency Obligations - 6.3%
Germany - 3.1%
German Federal Republic 0% 5/15/35 (Reg. S)	EUR	$3,200,000	$3,799,485
Indonesia - 1.2%
Indonesian Republic 2.625% 6/14/23	EUR	1,220,000	1,515,600
United Kingdom - 2.0%
United Kingdom, Great Britain and Northern Ireland:
0.625% 7/31/35 (Reg. S)	GBP	70,000	91,184
1.25% 10/22/41 (Reg. S) (g)	GBP	415,000	577,578
1.75% 9/7/37 (Reg. S) (g)	GBP	758,000	1,146,433
1.75% 1/22/49(Reg. S) (g)	GBP	245,000	379,562
3.25% 1/22/44	GBP	80,000	154,862
4.25% 12/7/46	GBP	20,000	45,843

TOTAL UNITED KINGDOM			2,395,462

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,715,330)			7,710,547

Preferred Securities - 28.9%
Australia - 1.5%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (d)(e)		1,100,000	1,167,767
5.875% (c)(d)(e)		650,000	714,664

TOTAL AUSTRALIA			1,882,431

Canada - 1.0%
Bank of Nova Scotia:
4.65% (d)(e)		800,000	828,131
4.9% (d)(e)		350,000	385,384

TOTAL CANADA			1,213,515

France - 3.9%
BNP Paribas SA 6.625% (Reg. S) (d)(e)		550,000	612,643
Danone SA 1.75% (Reg. S) (d)(e)	EUR	1,200,000	1,457,880
EDF SA 5.25% (Reg. S) (d)(e)		2,300,000	2,457,410
Societe Generale 7.875% (Reg. S) (d)(e)		200,000	224,123

TOTAL FRANCE			4,752,056

Germany - 1.4%
Bayer AG 2.375% 11/12/79 (Reg. S) (d)	EUR	1,400,000	1,686,201
Ireland - 0.5%
AIB Group PLC 6.25% (Reg. S) (d)(e)	EUR	450,000	607,687
Italy - 0.9%
Enel SpA 2.5% (Reg. S) (d)(e)	EUR	900,000	1,132,947
Luxembourg - 3.7%
Aroundtown SA 3.375% (Reg. S) (d)(e)	EUR	1,400,000	1,753,462
CPI Property Group SA 3.75% (Reg. S) (d)(e)	EUR	500,000	592,349
Eurofins Scientific SA 2.875% (Reg. S) (d)(e)	EUR	505,000	624,562
Grand City Properties SA 1.5% (Reg. S) (d)(e)	EUR	1,300,000	1,507,384

TOTAL LUXEMBOURG			4,477,757

Netherlands - 7.9%
AerCap Holdings NV 5.875% 10/10/79 (d)		1,050,000	1,106,952
AT Securities BV 5.25% (Reg. S) (d)(e)		750,000	820,416
Deutsche Annington Finance BV 4% (Reg. S) (d)(e)	EUR	300,000	369,406
Stichting AK Rabobank Certificaten 2.1878% (Reg. S) (d)(e)(i)	EUR	379,300	604,974
Telefonica Europe BV 2.625% (Reg. S) (d)(e)	EUR	900,000	1,092,452
Volkswagen International Finance NV:
2.5%(Reg. S) (d)(e)	EUR	1,395,000	1,689,534
2.7%(Reg. S) (d)(e)	EUR	2,100,000	2,598,155
3.375% (Reg. S) (d)(e)	EUR	100,000	126,623
3.875% (Reg. S) (d)(e)	EUR	900,000	1,186,150

TOTAL NETHERLANDS			9,594,662

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(e)	EUR	400,000	512,778
Sweden - 2.2%
Heimstaden Bostad AB 3.248% (Reg. S) (d)(e)	EUR	1,500,000	1,861,771
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(e)	EUR	650,000	776,013

TOTAL SWEDEN			2,637,784

Switzerland - 1.9%
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)		1,900,000	2,115,534
UBS Group AG 7% (Reg. S) (d)(e)		200,000	235,564

TOTAL SWITZERLAND			2,351,098

United Kingdom - 3.6%
Aviva PLC 6.125% (d)(e)	GBP	1,010,000	1,549,528
Barclays Bank PLC 7.625% 11/21/22		776,000	852,918
Barclays PLC 7.125% (d)(e)	GBP	200,000	316,948
HSBC Holdings PLC 6.375% (d)(e)		950,000	1,074,365
SSE PLC 3.74% (Reg. S) (d)(e)	GBP	400,000	588,374

TOTAL UNITED KINGDOM			4,382,133

TOTAL PREFERRED SECURITIES
(Cost $33,668,851)			35,231,049
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.06% (j)
(Cost $2,851,278)		2,850,708	2,851,278

Purchased Swaptions - 0.1%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 2.75% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 35 Index expiring September 2021, paying 5% quarterly.	9/15/21	EUR 11,850,000	$63,740
TOTAL PURCHASED SWAPTIONS
(Cost $190,715)			63,740
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $117,749,149)			121,608,213
NET OTHER ASSETS (LIABILITIES) - 0.2%			292,542
NET ASSETS - 100%			$121,900,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	7	Sept. 2021	$741,193	$3,893	$3,893
Eurex Euro-Bund Contracts (Germany)	25	Sept. 2021	5,116,808	29,167	29,167
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	10	Sept. 2021	2,409,918	40,761	40,761
TME 10 Year Canadian Note Contracts (Canada)	34	Sept. 2021	3,991,352	44,385	44,385
TOTAL BOND INDEX CONTRACTS					118,206
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	8	Sept. 2021	1,762,563	(2,516)	(2,516)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	82	Sept. 2021	10,121,234	(15,909)	(15,909)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Sept. 2021	2,411,250	76,139	76,139
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	46	Sept. 2021	6,771,344	124,758	124,758
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	34	Sept. 2021	6,551,375	309,691	309,691
TOTAL TREASURY CONTRACTS					492,163

TOTAL PURCHASED					610,369

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	33	Sept. 2021	5,847,624	(46,800)	(46,800)
TOTAL FUTURES CONTRACTS					$563,569

The notional amount of futures purchased as a percentage of Net Assets is 32.7%

The notional amount of futures sold as a percentage of Net Assets is 4.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $45,393,039.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
GBP	206,000	USD	284,700	JPMorgan Chase Bank, N.A.	7/2/21	$260
EUR	823,000	USD	983,682	JPMorgan Chase Bank, N.A.	8/5/21	(7,109)
EUR	142,000	USD	169,614	State Street Bank And Tr Co	8/5/21	(1,117)
GBP	33,000	USD	45,889	State Street Bank And Tr Co	8/5/21	(235)
USD	62,984	CAD	78,000	JPMorgan Chase Bank, N.A.	8/5/21	62
USD	435,009	EUR	364,000	Bank Of America, N.A.	8/5/21	3,086
USD	22,462,205	EUR	18,821,000	Citibank, N.A.	8/5/21	129,175
USD	207,703	EUR	174,000	Citibank, N.A.	8/5/21	1,234
USD	66,473	EUR	56,000	Goldman Sachs Bank USA	8/5/21	23
USD	618,041	EUR	519,000	JPMorgan Chase Bank, N.A.	8/5/21	2,195
USD	24,709,861	GBP	17,732,000	Citibank, N.A.	8/5/21	178,827
USD	360,745	GBP	261,000	JPMorgan Chase Bank, N.A.	8/5/21	(331)
USD	36,095,000	EUR	30,197,945	JPMorgan Chase Bank, N.A.	9/17/21	229,489
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$535,559
					Unrealized Appreciation	544,351
					Unrealized Depreciation	(8,792)

For the period, the average contract value for forward foreign currency contracts was $91,842,154. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,900,000	$(57,401)	$36,748	$(20,653)
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 400,000	(9,994)	10,007	13
Assicurazioni Generali SpA	Jun. 2026	BNP Paribas SA	(1%)	Quarterly	EUR 600,000	(14,991)	14,951	(40)
BMW Finance NV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,000,000	(35,817)	30,500	(5,317)
Barclays PLC	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,000,000	(28,668)	25,473	(3,195)
Daimler AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,000,000	(29,573)	23,805	(5,768)
Deutsche Bank AG	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 1,000,000	(15,182)	2,050	(13,132)
Gas Natural Capital Markets SA	Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(13,347)	7,461	(5,886)
Sanpaolo SpA	Jun. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,000,000	(24,472)	18,826	(5,646)
Shell International Finance BV	Jun. 2026	Citibank, N.A.	(1%)	Quarterly	EUR 950,000	(33,125)	32,762	(363)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 300,000	(8,267)	4,400	(3,867)

TOTAL CREDIT DEFAULT SWAPS						$(270,837)	$206,983	$(63,854)

For the period, the average monthly notional amount for swaps in the aggregate was $9,677,151.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,062,001 or 5.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $866,684.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $498.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $13,642,739.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,091
Total	$2,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,331,249	$25,127,874	$30,607,866	$21	$--	$2,851,278	0.0%
Total	$8,331,249	$25,127,874	$30,607,866	$21	$--	$2,851,278

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$72,961,432	$--	$72,961,432	$--
U.S. Government and Government Agency Obligations	2,790,167	--	2,790,167	--
Foreign Government and Government Agency Obligations	7,710,547	--	7,710,547	--
Preferred Securities	35,231,049	--	35,231,049	--
Money Market Funds	2,851,278	2,851,278	--	--
Purchased Swaptions	63,740	--	63,740	--
Total Investments in Securities:	$121,608,213	$2,851,278	$118,756,935	$--
Derivative Instruments:
Assets
Futures Contracts	$628,794	$628,794	$--	$--
Forward Foreign Currency Contracts	544,351	--	544,351	--
Total Assets	$1,173,145	$628,794	$544,351	$--
Liabilities
Futures Contracts	$(65,225)	$(65,225)	$--	$--
Forward Foreign Currency Contracts	(8,792)	--	(8,792)	--
Swaps	(270,837)	--	(270,837)	--
Total Liabilities	$(344,854)	$(65,225)	$(279,629)	$--
Total Derivative Instruments:	$828,291	$563,569	$264,722	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$63,740	$0
Swaps(b)	0	(270,837)
Total Credit Risk	63,740	(270,837)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	544,351	(8,792)
Total Foreign Exchange Risk	544,351	(8,792)
Interest Rate Risk
Futures Contracts(d)	628,794	(65,225)
Total Interest Rate Risk	628,794	(65,225)
Total Value of Derivatives	$1,236,885	$(344,854)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Citibank, N.A.	$309,236	$(179,365)	$--	$--	$129,871
JPMorgan Chase Bank, N.A.	232,006	(60,580)	--	--	171,426
BNP Paribas SA	63,740	(38,332)	--	--	25,408
Bank Of America, N.A.	3,086	--	--	--	3,086
Goldman Sachs Bank USA	23	--	--	--	23
State Street Bank And Tr Co	--	(1,352)	--	--	(1,352)
Exchange Traded Futures	628,794	(65,225)	--	--	563,569
Total	$1,236,885	$(344,854)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $114,897,871)	$118,756,935
Fidelity Central Funds (cost $2,851,278)	2,851,278
Total Investment in Securities (cost $117,749,149)		$121,608,213
Foreign currency held at value (cost $330,148)		328,428
Unrealized appreciation on forward foreign currency contracts		544,351
Dividends receivable		1,819
Interest receivable		936,552
Distributions receivable from Fidelity Central Funds		102
Receivable for daily variation margin on futures contracts		98,052
Receivable from investment adviser for expense reductions		357
Other receivables		30
Total assets		123,517,904
Liabilities
Payable for investments purchased
Regular delivery	$1,092,511
Delayed delivery	240,678
Unrealized depreciation on forward foreign currency contracts	8,792
Bi-lateral OTC swaps, at value	270,837
Other payables and accrued expenses	4,331
Total liabilities		1,617,149
Net Assets		$121,900,755
Net Assets consist of:
Paid in capital		$119,535,507
Total accumulated earnings (loss)		2,365,248
Net Assets		$121,900,755
Net Asset Value, offering price and redemption price per share ($121,900,755 ÷ 12,060,334 shares)		$10.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$655,118
Interest		889,037
Income from Fidelity Central Funds		2,091
Income before foreign taxes withheld		1,546,246
Less foreign taxes withheld		(18,629)
Total income		1,527,617
Expenses
Custodian fees and expenses	$5,035
Independent trustees' fees and expenses	156
Total expenses before reductions	5,191
Expense reductions	(3,243)
Total expenses after reductions		1,948
Net investment income (loss)		1,525,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,898,852
Fidelity Central Funds	21
Forward foreign currency contracts	1,140,081
Foreign currency transactions	(19,362)
Futures contracts	(2,034,766)
Swaps	(23,447)
Total net realized gain (loss)		961,379
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,885,225)
Forward foreign currency contracts	746,266
Assets and liabilities in foreign currencies	(63,152)
Futures contracts	563,456
Swaps	(31,782)
Total change in net unrealized appreciation (depreciation)		(2,670,437)
Net gain (loss)		(1,709,058)
Net increase (decrease) in net assets resulting from operations		$(183,389)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,525,669	$3,468,282
Net realized gain (loss)	961,379	(972,288)
Change in net unrealized appreciation (depreciation)	(2,670,437)	6,935,790
Net increase (decrease) in net assets resulting from operations	(183,389)	9,431,784
Distributions to shareholders	(1,256,397)	(7,657,248)
Share transactions
Proceeds from sales of shares	–	48,471
Reinvestment of distributions	1,256,396	7,657,248
Cost of shares redeemed	–	(4,221)
Net increase (decrease) in net assets resulting from share transactions	1,256,396	7,701,498
Total increase (decrease) in net assets	(183,390)	9,476,034
Net Assets
Beginning of period	122,084,145	112,608,111
End of period	$121,900,755	$122,084,145
Other Information
Shares
Sold	–	4,771
Issued in reinvestment of distributions	125,215	753,882
Redeemed	–	(417)
Net increase (decrease)	125,215	758,236

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.08	$9.50	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.127	.307	.271	.269	.100
Net realized and unrealized gain (loss)	(.142)	.516	1.027	(.373)	.090
Total from investment operations	(.015)	.823	1.298	(.104)	.190
Distributions from net investment income	(.058)	(.423)	(.299)C	(.257)	(.103)
Distributions from net realized gain	(.047)	(.250)	(.378)C	(.139)	(.021)
Tax return of capital	–	–	(.041)	–	(.066)
Total distributions	(.105)	(.673)	(.718)	(.396)	(.190)
Net asset value, end of period	$10.11	$10.23	$10.08	$9.50	$10.00
Total ReturnD,E	(.14)%	8.33%	13.85%	(1.04)%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%H
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	.01%	.01%H
Expenses net of all reductions	- %H,I	.01%	.01%	.01%	.01%H
Net investment income (loss)	2.55%H	3.00%	2.69%	2.74%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$121,901	$122,084	$112,608	$98,904	$101,965
Portfolio turnover rateJ	77%H	52%	88%	94%	40%K

 A For the period July 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,087,565
Gross unrealized depreciation	(1,125,521)
Net unrealized appreciation (depreciation)	$4,962,044
Tax cost	$117,681,443

The Fund elected to defer to its next fiscal year approximately $1,661,343 of ordinary losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(323,579)	$(107,339)
Swaps	(23,447)	(31,782)
Total Credit Risk	(347,026)	(139,121)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,140,081	746,266
Total Foreign Exchange Risk	1,140,081	746,266
Interest Rate Risk
Futures Contracts	(2,034,766)	563,456
Total Interest Rate Risk	(2,034,766)	563,456
Totals	$(1,241,711)	$1,170,601

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	48,768,091	43,128,343

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,222.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Series International Credit Fund	- %-C
Actual		$1,000.00	$998.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SUN-SANN-0821
1.9882622.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021